UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Alternative Capital Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Short-Term Inflation-Protected Securities Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

              Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

Item 1 – Report to Stockholders

JUNE 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Alternative Capital Strategies Fund
➢	BlackRock Emerging Markets Equity Strategies Fund
➢	BlackRock Short-Term Inflation-Protected Securities Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JUNE 30, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape long term drove investors to high quality assets, pushing already-low global yields to even lower levels.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.84%	3.99%
U.S. small cap equities (Russell 2000® Index)	2.22	(6.73)
International equities (MSCI Europe, Australasia, Far East Index)	(4.42)	(10.16)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.05)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.15	0.19
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	7.95	9.49
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	5.31	6.00
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.35	7.80
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.06	1.65
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2016	BlackRock Alternative Capital Strategies Fund

Investment Objective

BlackRock Alternative Capital Strategies Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended June 30, 2016, the Fund outperformed both of its benchmarks, the Barclays U.S. Aggregate Bond Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Fund Strategies:

•

Core allocation across fixed-income and equity markets to balance interest rate and credit exposures. Strategies in the core portfolio may include mortgages, duration and curve, investment grade corporates, emerging markets, securitized credit, dividend equities, and high yield.

•

Long/Short Alpha Strategies seek equity securities and equity derivatives, primarily total return swaps, within a global opportunity set. These strategies seek to identify opportunities through a systematic approach by evaluating predicted returns relative to risk for each security in the investment universe. These strategies seek to provide an uncorrelated source of defensive returns.

•

Long/Short Macro Strategies seek to capture returns through tactical trades to fixed income and equity markets. These strategies seek to tactically allocate and time directional exposures across several asset classes, such as credit default swaps, U.S. Treasures, U.K. Gilts, and index futures.

What factors influenced performance?

•

The long/short alpha strategy was the strongest contributor to Fund performance during the period, driven by long equity exposure to metals & mining, energy, and industrials. The strategy’s defensive profile outperformed as demand for safe-haven assets benefited long positions in gold miners, which rallied in early 2016 and into the second quarter on the surprise result of the U.K. referendum on leaving the European Union (“Brexit”). Strategies within the active core component also contributed to performance, led by positive sector allocation across investment grade credit strategies and security selection within mortgage-backed securities (“MBS”). Net long exposure to high yield corporates during the February recovery in risk sentiment and security selection within steel producers and metals & mining names were also additive to the active core strategy.

•

Macro Long/Short strategies detracted from performance during the reporting period, most notably the currency and asset allocation strategies. Both were challenged by the dramatic repricing of expectations around Fed policy and volatility related to Brexit in the second quarter. In our directional currency strategy, a momentum-driven long position in the Mexican peso detracted as the peso underperformed versus other high-carry commodity exporter currencies, such as the Brazilian real and New Zealand dollar. The asset allocation strategy modestly detracted on short duration positioning as rates rallied into June month-end.

•

The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the investment advisor as a means to manage risk and/or obtain exposure to interest rates, credit risk and/or foreign exchange positions in the Fund. Performance impact from derivatives used to manage risk can be taken out of context, and may not necessarily portray the total performance impact of the affected position. The use of swaps had a positive impact on performance for the period.

Describe recent portfolio activity.

•

During the period, the Fund applied its model-based investment approach, which combines an active core portfolio with two long/short strategies. The Fund seeks to provide the benefits of “core” fixed income diversification and stability, while adding the potential for higher returns through the application of long/short alpha (equities) and macro long/short (asset allocation) strategies.

Describe portfolio positioning at period end.

•

At the end of the period, the Fund had approximately 47% of assets allocated to MBS. The next most significant allocation was to investment grade and securitized credit. The Fund was slightly overweight in duration (and corresponding interest rate sensitivity) and modestly overweight in industrials within corporate credit versus the benchmark. The Fund was underweight financials within corporate credit and agency mortgages versus the benchmark.

4	BLACKROCK FUNDS	JUNE 30, 2016

BlackRock Alternative Capital Strategies Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities.

[3]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities. Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended June 30, 2016
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.01%	4.25%	N/A	2.04%	N/A
Investor A	5.98	4.09	(0.08)%	1.89	(1.77)%
Investor C	5.49	3.14	2.14	0.96	0.96
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.15	0.19	N/A	0.17	N/A
Barclays U.S. Aggregate Bond Index	5.31	6.00	N/A	4.98	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on May 19, 2015.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,060.10	$6.15	$1,000.00	$1,018.90	$6.02	1.20%
Investor A	$1,000.00	$1,059.80	$7.43	$1,000.00	$1,017.65	$7.27	1.45%
Investor C	$1,000.00	$1,054.90	$11.24	$1,000.00	$1,013.92	$16.02	2.20%

[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See	“Disclosure of Expenses” on Page 9 for further information on how expenses were calculated.

BLACKROCK FUNDS	JUNE 30, 2016	5

BlackRock Alternative Capital Strategies Fund

Portfolio Information

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Securities	52%
Corporate Bonds	47
Non-Agency Mortgage-Backed Securities	10
Asset-Backed Securities	8
Short-Term Securities	7
Common Stocks	6
U.S. Treasury Obligations	— [1]
TBA Sale Commitments	(8)
Liabilities in Excess of Other Assets	(22)
100%

[1]	Represents less than 1%.

	Percentage of Total Investments[1]
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	3%	2%	5%
Diversified Financial Services	2	1	3
Insurance	2	1	3
Electric Utilities	2	1	3
Media	2	1	3
Food Products	2	1	3
Diversified Telecommunication Services	1	1	2
Health Care Providers & Services	1	1	2
Chemicals	1	1	2
Aerospace & Defense	1	1	2
Specialty Retail	1	1	2
Pharmaceuticals	1	1	2
Banks	2	—	2
Health Care Equipment & Supplies	1	1	2
Food & Staples Retailing	1	1	2
Hotels, Restaurants & Leisure	1	1	2
Other[2]	53	7	60
Total	77%	23%	100%

[1]	Total Investments includes the holdings underlying the total return swaps and excludes Short-Term Securities and TBA Sale Commitments.

[2]

Consist of Asset-Backed Securities (3%), Non-Agency Mortgaged-Backed Securities (4%) and U.S. Government Sponsored Agency Obligations (22%) with the remainder consisting of other industries held that were each 2% of total investments (20% long and 11% short).

6	BLACKROCK FUNDS	JUNE 30, 2016

Fund Summary as of June 30, 2016	BlackRock Emerging Markets Equity Strategies Fund

Investment Objective

BlackRock Emerging Markets Equity Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value February 29, 2016[1]	Ending Account Value June 30, 2016	Expenses Paid During the Period[2]	Beginning Account Value February 29, 2016[1]	Ending Account Value June 30, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,154.00	$4.60	$1,000.00	$1,006.20	$4.29	1.28%
Investor A	$1,000.00	$1,153.00	$5.56	$1,000.00	$1,005.75	$5.20	1.55%
Investor C	$1,000.00	$1,150.00	$8.24	$1,000.00	$1,004.50	$7.70	2.30%
Class K	$1,000.00	$1,154.00	$4.49	$1,000.00	$1,006.25	$4.19	1.25%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 123/366 (to reflect the period from February 29, 2016, the commencement of operations, to June 30, 2016).

[3]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See	“Disclosure of Expenses” on Page 9 for further information on how expenses were calculated.

Portfolio Information as of June 30, 2016

Geographic Allocation	Percent of Net Assets
China	24%
South Korea	14
Brazil	12
India	8
Russia	7
Thailand	5
Greece	4
Indonesia	3
Ukraine	3
Poland	3
Austria	3
United States	2
Taiwan	2
South Africa	2
Hungary	1
Short-Term Securities	8
Liabilities in Excess of Other Assets	(1)
100%

Ten Largest Holdings	Percent of Net Assets
Mahindra & Mahindra Ltd. — GDR	3%
KT&G Corp.	3
Tencent Holdings Ltd.	3
China Mobile Ltd.	3
Astra International Tbk PT	3
Mail.ru Group Ltd. — GDR	3
Luxoft Holding, Inc.	3
Erste Group Bank AG	3
CNOOC Ltd.	3
Embraer SA — ADR	3

BLACKROCK FUNDS	JUNE 30, 2016	7

Fund Summary as of June 30, 2016	BlackRock Short-Term Inflation Protected Securities Index Fund

Investment Objective

BlackRock Short-Term Inflation-Protected Securities Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. 0-5 year Treasury Inflation-Protected Securities.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value February 16, 2016[1]	Ending Account Value June 30, 2016	Expenses Paid During the Period[2]	Beginning Account Value February 16, 2016[1]	Ending Account Value June 30, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,024.20	$0.41	$1,000.00	$1,018.17	$0.41	0.11%
Investor A	$1,000.00	$1,023.20	$1.35	$1,000.00	$1,017.24	$1.35	0.36%
Class K	$1,000.00	$1,024.40	$0.23	$1,000.00	$1,018.36	$0.22	0.06%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period from February 16, 2016, the commencement of operations, to June 30, 2016).

[3]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See	“Disclosure of Expenses” on Page 9 for further information on how expenses were calculated.

Portfolio Information as of June 30, 2016

Allocation by Maturity	Percent of Total Investments[4]
0-1 Year.	18%
1-2 Years	20
2-3 Years	19
3-4 Years	22
4-5 Years.	21
Total	100%

[4]	Excludes short-term securities.

Five Largest Fund Holdings	Percent of Total Investments[4]
U.S. Treasury Inflation Protected Security, 1.13%, 1/15/21	14%
U.S. Treasury Inflation Protected Security, 0.13%, 4/15/20	12
U.S. Treasury Inflation Protected Security, 0.13%, 4/15/18	12
U.S. Treasury Inflation Protected Security, 0.13%, 4/15/19	11
U.S. Treasury Inflation Protected Security, 0.13%, 4/15/17	11
Total	60%

8	BLACKROCK FUNDS	JUNE 30, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Alternative Capital Strategies Fund and 5.25% for BlackRock Emerging Markets Equity Strategies Fund, as well as a service fee of 0.25% per year (but no distribution fee). For BlackRock Short-Term Inflation-Protected Securities Fund, Investor A Shares have no initial sales charge or distribution fee, but are charged the service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares (available only in BlackRock Alternative Capital Strategies Fund and BlackRock Emerging Markets Equity Strategies Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Class K Shares (available only in BlackRock Emerging Markets Equity Strategies Fund and BlackRock Short-Term Inflation-Protected Securities Index Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous pages assume reinvestment of all distributions, if any, at NAV on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreements. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested in BlackRock Alternative Capital Strategies Fund on January 1, 2016, in BlackRock Emerging Markets Equity Strategies Fund on February 29, 2016 and in BlackRock Short-Term Inflation-Protected Securities Index Fund on February 16, 2016 and held through June 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risk, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of derivative financial instruments depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments, if any, in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	9

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles — 0.2%
Ford Motor Co.	2,174	$27,327
General Motors Co.	950	26,885

		54,212
Biotechnology — 0.1%
AbbVie, Inc.	516	31,946
Capital Markets — 0.1%
Invesco Ltd.	988	25,233
Chemicals — 0.3%
Dow Chemical Co.	587	29,180
LyondellBasell Industries NV, Class A	358	26,642
Mosaic Co.	1,130	29,583

		85,405
Communications Equipment — 0.3%
Cisco Systems, Inc.	1,074	30,813
QUALCOMM, Inc.	642	34,392

		65,205
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	764	33,012
Verizon Communications, Inc.	565	31,550

		64,562
Electric Utilities — 0.6%
American Electric Power Co., Inc.	465	32,592
Duke Energy Corp.	390	33,458
Pinnacle West Capital Corp.	420	34,045
Southern Co.	599	32,125
Xcel Energy, Inc.	727	32,555

		164,775
Electrical Equipment — 0.2%
Eaton Corp. PLC	532	31,776
Emerson Electric Co.	590	30,775

		62,551
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	2,687	33,534
Insurance — 0.2%
Principal Financial Group, Inc.	728	29,928
Prudential Financial, Inc.	406	28,964

		58,892
IT Services — 0.1%
International Business Machines Corp.	211	32,026
Machinery — 0.3%
Caterpillar, Inc.	430	32,599
Cummins, Inc.	296	33,282

		65,881

Common Stocks	Shares	Value
Media — 0.1%
Viacom, Inc., Class B	764	31,683
Multi-Utilities — 0.6%
Ameren Corp.	613	32,845
CenterPoint Energy, Inc.	1,527	36,648
Consolidated Edison, Inc.	409	32,900
Dominion Resources, Inc.	417	32,497
Public Service Enterprise Group, Inc.	668	31,135

		166,025
Multiline Retail — 0.3%
Kohl’s Corp.	788	29,881
Macy’s, Inc.	863	29,006
Nordstrom, Inc.	747	28,423

		87,310
Oil, Gas & Consumable Fuels — 0.4%
Marathon Petroleum Corp.	782	29,685
Occidental Petroleum Corp.	404	30,526
Spectra Energy Corp.	944	34,579
Valero Energy Corp.	511	26,061

		120,851
Paper & Forest Products — 0.1%
International Paper Co.	782	33,141
Pharmaceuticals — 0.3%
Merck & Co., Inc.	551	31,743
Pfizer, Inc.	961	33,837

		65,580
Real Estate Investment Trusts (REITs) — 0.8%
Crown Castle International Corp.	314	31,849
HCP, Inc.	925	32,726
Kimco Realty Corp.	1,047	32,855
Prologis, Inc.	710	34,818
Realty Income Corp.	488	33,848
Welltower, Inc.	431	32,829
Weyerhaeuser Co.	1,063	31,646

		230,571
Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp.	598	28,261
Tobacco — 0.2%
Altria Group, Inc.	467	32,204
Philip Morris International, Inc.	314	31,940

		64,144
Total Common Stocks — 5.6%		1,571,788

Portfolio Abbreviations

AUD	Australian Dollar	INR	Indian Rupee	REIT	Real Estate Investment Trust
BRL	Brazilian Real	JPY	Japanese Yen	RON	Romanian New Leu
CAD	Canadian Dollar	KRW	South Korean Won	RUB	Russian Ruble
CHF	Swiss Franc	MXN	Mexican Peso	SEK	Swedish Krona
CLP	Chilean Peso	MYR	Malaysian Ringgit	SGD	Singapore Dollar
COP	Colombian Peso	NOK	Norwegian Krone	THB	Thai Baht
EUR	Euro	NZD	New Zealand Dollar	TRY	Turkish Lira
GBP	British Pound	OTC	Over-the-Counter	TWD	Taiwan Dollar
HUF	Hungarian Forint	PHP	Philippine Peso	USD	U.S. Dollar
IDR	Indonesian Rupiah	PIK	Payment-In-Kind	ZAR	South African Rand
ILS	Israeli New Shekel	PLN	Polish Zloty

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Asset-Backed Securities	Par (000)		Value
Academic Loan Funding Trust, Series 2012-1A, Class A1, 1.25%, 12/27/22 (a)(b)	$	56	$55,715
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-4, 2.68%, 10/09/18		100	100,430
Series 2013-1, 2.09%, 2/08/19		100	100,008
AVANT Loans Funding Trust 2016-B, Series 2016-B, Class A, 3.92%, 8/15/19 (a)		135	135,419
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 3.72%, 7/28/35 (a)		76	76,144
Drive Auto Receivables Trust, Series 2016-BA (a):
Class B, 2.56%, 6/15/20		100	100,432
Class C, 3.19%, 7/15/22		100	100,201
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (a)		37	37,046
GCAT LLC, 4.25%, 10/25/19 (a)		88	88,086
National Collegiate Student Loan Trust (b):
Series 2004-2, Class A4, 0.76%, 11/27/28		66	65,049
Series 2005-1, Class A4, 0.69%, 11/27/28		47	46,174
Series 2006-2, Class A3, 0.66%, 11/25/27		121	116,884
Series 2006-3, Class A3, 0.60%, 10/25/27		70	69,729
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.40%, 2/25/35 (b)		55	55,276
Residential Asset Mortgage Trust, Series 2005-EFC4, 0.89%, 9/25/35 (b)		76	75,190
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18		100	101,085
Series 2013-1, Class C, 1.76%, 1/15/19		65	65,104
Series 2013-3, Class C, 1.81%, 4/15/19		99	98,927
Series 2013-3, Class D, 2.42%, 4/15/19		100	100,658
Series 2013-4, Class C, 3.25%, 1/15/20		100	101,036
Series 2014-1, Class C, 2.36%, 4/15/20		100	100,576
Series 2014-1, Class D, 2.91%, 4/15/20		100	101,412
Series 2014-3, Class D, 2.65%, 8/17/20		100	100,881
Series 2014-4, Class D, 3.10%, 11/16/20		100	101,908
Series 2014-5, Class C, 2.46%, 6/15/20		100	101,004
SLM Private Credit Student Loan Trust (b):
Series 2004-B, Class A2, 0.85%, 6/15/21		11	10,525
Series 2006-B, Class A4, 0.83%, 3/15/24		40	39,319
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)		79	78,038
Total Asset-Backed Securities - 8.2%			2,322,256

Corporate Bonds
Aerospace & Defense — 0.3%
L-3 Communications Corp.:
5.20%, 10/15/19		50	54,438
3.95%, 5/28/24		18	18,938

			73,376
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (a)		10	9,538
Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		10	9,550
Auto Components — 0.2%
General Motors Co., 4.00%, 4/01/25		50	50,397
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20 (a)		25	19,563
Auto Services — 0.5%
AutoZone, Inc., 2.50%, 4/15/21		75	76,377
O’Reilly Automotive, Inc., 3.85%, 6/15/23		50	53,908

			130,285

Corporate Bonds	Par (000)		Value
Banks — 4.0%
Bank of New York Mellon Corp.:
2.60%, 8/17/20	$	40	$41,482
2.05%, 5/03/21		30	30,472
Bank of Nova Scotia:
1.70%, 6/11/18		75	75,691
2.45%, 3/22/21		50	51,376
Barclays Bank PLC, 2.00%, 3/16/18		200	198,460
Capital One Financial Corp., 6.75%, 9/15/17		50	53,025
CIT Group, Inc., 3.88%, 2/19/19		35	35,175
Cooperatieve Rabobank UA, 3.88%, 2/08/22		50	54,320
Credit Suisse, New York, 5.40%, 1/14/20		150	162,837
HSBC Holdings PLC, 4.00%, 3/30/22		50	52,557
HSBC USA, Inc., 2.75%, 8/07/20		100	100,786
State Street Corp., 2.55%, 8/18/20		35	36,320
Wells Fargo & Co.:
1.15%, 6/02/17		50	50,019
2.15%, 1/15/19		50	51,046
3.00%, 1/22/21		50	52,245
3.45%, 2/13/23		25	25,868
Westpac Banking Corp., 1.65%, 5/13/19		55	55,160

			1,126,839
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		35	36,296
3.30%, 2/01/23		50	52,683
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		50	57,845
Bottling Group LLC, 5.13%, 1/15/19		50	54,872
PepsiCo, Inc.:
1.50%, 2/22/19		30	30,421
2.75%, 4/30/25		50	51,668

			283,785
Biotechnology — 0.1%
Gilead Sciences, Inc., 2.55%, 9/01/20		40	41,564
Building Materials — 0.2%
Summit Materials LLC, 6.13%, 7/15/23		10	9,856
Vulcan Materials Co.:
7.50%, 6/15/21		15	18,020
4.50%, 4/01/25		25	26,687

			54,563
Building Products — 0.3%
Building Materials Corp. of America, 5.38%, 11/15/24 (a)		35	35,613
Masco Corp., 4.38%, 4/01/26		50	51,574

			87,187
Capital Markets — 1.8%
Goldman Sachs Group, Inc.:
5.75%, 10/01/16		50	50,558
5.95%, 1/18/18		50	53,264
2.55%, 10/23/19		50	51,158
2.88%, 2/25/21		40	41,009
5.25%, 7/27/21		50	56,424
3.75%, 5/22/25		75	78,328
3.75%, 2/25/26		50	52,625
Morgan Stanley:
2.20%, 12/07/18		40	40,527
3.70%, 10/23/24		25	26,159
NASDAQ OMX Group, Inc., 4.25%, 6/01/24		25	26,365
National Financial Partners Corp., 9.00%, 7/15/21 (a)		35	33,731

			510,148

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	11

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)		Value
Chemicals — 0.6%
Ashland, Inc., 4.75%, 8/15/22	$	35	$34,825
Dow Chemical Co., 8.55%, 5/15/19		50	59,352
Monsanto Co., 2.20%, 7/15/22		50	49,390
PolyOne Corp., 5.25%, 3/15/23		35	35,263

			178,830
Commercial Services & Supplies — 0.4%
ACCO Brands Corp., 6.75%, 4/30/20		35	37,056
RR Donnelley & Sons Co., 6.00%, 4/01/24		35	31,128
Team Health, Inc., 7.25%, 12/15/23 (a)		30	32,104

			100,288
Communications Equipment — 0.9%
Cisco Systems, Inc., 2.45%, 6/15/20		50	52,063
Juniper Networks, Inc.:
3.30%, 6/15/20		50	51,554
4.35%, 6/15/25		25	25,845
Motorola Solutions, Inc., 4.00%, 9/01/24		54	52,816
Plantronics, Inc., 5.50%, 5/31/23 (a)		50	49,375
Zayo Group LLC / Zayo Capital, Inc., 6.38%, 5/15/25		30	30,600

			262,253
Construction Materials — 0.1%
HD Supply, Inc.:
7.50%, 7/15/20		25	26,185
5.25%, 12/15/21 (a)		10	10,438

			36,623
Consumer Finance — 1.9%
Ally Financial, Inc.:
5.50%, 2/15/17		35	35,525
5.13%, 9/30/24		25	25,469
American Express Co., 8.13%, 5/20/19		50	58,612
American Express Credit Corp., 2.25%, 5/05/21		100	101,774
Automatic Data Processing, Inc., 3.38%, 9/15/25		50	54,371
Everi Payments, Inc., 10.00%, 1/15/22		20	16,700
Navient Corp., 5.00%, 10/26/20		15	14,062
Synchrony Financial:
2.60%, 1/15/19		25	25,274
3.75%, 8/15/21		50	51,797
Total System Services, Inc., 3.80%, 4/01/21		25	26,469
Visa, Inc.:
2.20%, 12/14/20		35	36,088
2.80%, 12/14/22		40	42,200
3.15%, 12/14/25		40	42,764

			531,105
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		15	14,775
Clearwater Paper Corp., 5.38%, 2/01/25 (a)		35	35,000

			49,775
Diversified Financial Services — 6.1%
Aircastle Ltd., 5.13%, 3/15/21		35	36,400
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		35	36,050
Bank of America Corp.:
5.63%, 10/14/16		50	50,654
1.70%, 8/25/17		50	50,187
7.63%, 6/01/19		50	57,871
5.00%, 5/13/21		50	55,984
4.10%, 7/24/23		50	53,567
Citigroup, Inc.:
2.05%, 12/07/18		50	50,397
2.05%, 6/07/19		50	50,344
4.50%, 1/14/22		50	55,267
CME Group, Inc., 3.00%, 9/15/22		25	26,538

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Deutsche Bank AG, 6.00%, 9/01/17	$	50	$52,168
Ford Motor Credit Co. LLC, 8.00%, 12/15/16		100	103,024
FS Investment Corp., 4.75%, 5/15/22		25	25,485
General Electric Capital Corp.:
2.30%, 1/14/19		50	51,697
5.50%, 1/08/20		50	57,151
General Motors Financial Co., Inc.:
2.40%, 5/09/19		35	35,098
3.50%, 7/10/19		35	36,216
4.20%, 3/01/21		50	52,308
3.45%, 4/10/22		50	49,965
JPMorgan Chase & Co.:
1.35%, 2/15/17		50	50,102
1.70%, 3/01/18		50	50,277
6.30%, 4/23/19		50	56,206
2.55%, 3/01/21		50	50,819
4.63%, 5/10/21		50	55,641
2.40%, 6/07/21		50	50,699
3.88%, 9/10/24		25	25,883
3.13%, 1/23/25		50	51,117
3.30%, 4/01/26		50	51,741
Morgan Stanley:
5.55%, 4/27/17		100	103,479
2.65%, 1/27/20		50	50,824
4.88%, 11/01/22		25	27,376
3.88%, 1/27/26		50	53,079
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/01/22		50	41,500
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25		25	26,188

			1,731,302
Diversified Telecommunication Services — 2.5%
AT&T, Inc.:
5.50%, 2/01/18		50	53,218
5.88%, 10/01/19		50	56,564
2.80%, 2/17/21		50	51,302
3.00%, 6/30/22		50	51,204
3.95%, 1/15/25		50	53,147
3.40%, 5/15/25		50	51,145
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		25	26,667
CenturyLink, Inc., 6.45%, 6/15/21		50	50,813
Cincinnati Bell, Inc., 8.38%, 10/15/20		42	43,802
Frontier Communications Corp.:
8.50%, 4/15/20		35	37,144
10.50%, 9/15/22		35	37,034
Verizon Communications, Inc.:
1.35%, 6/09/17		50	50,134
4.50%, 9/15/20		50	55,498
5.15%, 9/15/23		75	87,347

			705,019
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20		50	51,358
Black Hills Corp., 3.95%, 1/15/26		25	26,529
Duke Energy Corp., 3.05%, 8/15/22		50	51,954
Exelon Generation Co. LLC, 4.00%, 10/01/20		25	26,667
Pacific Gas & Electric Co., 3.25%, 6/15/23		50	53,321
Progress Energy, Inc., 4.88%, 12/01/19		50	55,050
PSEG Power LLC, 3.00%, 6/15/21		100	101,382
Southern Co., 2.45%, 9/01/18		50	51,203
Southern Power Co.:
1.85%, 12/01/17		50	50,395
4.15%, 12/01/25		25	27,034

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)		Value
Electric Utilities (continued)
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)	$	35	$30,800
6.50%, 6/01/25		15	12,450

			538,143
Electrical Equipment — 0.2%
Amphenol Corp., 1.55%, 9/15/17		50	50,016
Electronic Equipment, Instruments & Components — 0.4%
Fortive Corp., 1.80%, 6/15/19 (a)		30	30,192
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)		35	37,953
General Cable Corp., 5.75%, 10/01/22		50	46,000

			114,145
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		50	52,222
Transocean, Inc., 5.05%, 10/15/22		25	17,688

			69,910
Food & Staples Retailing — 0.8%
B&G Foods, Inc., 4.63%, 6/01/21		35	35,000
CVS Health Corp., 2.80%, 7/20/20		50	52,063
JM Smucker Co., 1.75%, 3/15/18		50	50,394
Sysco Corp., 2.60%, 10/01/20		25	25,814
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17		50	50,357

			213,628
Food Products — 1.4%
Kellogg Co., 3.25%, 4/01/26		25	25,698
Kraft Heinz Foods Co. (a):
2.00%, 7/02/18		100	101,257
3.00%, 6/01/26		25	25,204
3.95%, 7/15/25		50	54,364
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		50	49,875
Post Holdings, Inc., 8.00%, 7/15/25 (a)		50	55,438
Sysco Corp.:
3.75%, 10/01/25		50	53,498
3.30%, 7/15/26		30	31,124

			396,458
Forest Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.88%, 7/15/24 (a)		35	33,906
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		50	49,125
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.:
2.85%, 5/15/20		50	51,797
3.38%, 5/15/22		50	51,862
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		50	43,250
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/01/18		35	34,825
Medtronic, Inc., 2.50%, 3/15/20		50	51,856
Stryker Corp.:
2.00%, 3/08/19		25	25,414
4.38%, 1/15/20		50	54,476
3.38%, 11/01/25		50	52,470
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23		100	102,087

			468,037
Health Care Providers & Services — 1.4%
Aetna, Inc.:
1.90%, 6/07/19		50	50,649
2.40%, 6/15/21		25	25,507
2.75%, 11/15/22		50	50,977

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Cardinal Health, Inc., 1.95%, 6/15/18	$	35	$35,406
Centene Escrow Corp., 5.63%, 2/15/21 (a)		30	31,275
HCA, Inc., 3.75%, 3/15/19		35	36,225
UnitedHealth Group, Inc.:
6.00%, 2/15/18		50	53,917
2.13%, 3/15/21		40	40,753
3.75%, 7/15/25		50	54,856
WellPoint, Inc., 3.50%, 8/15/24		25	25,883

			405,448
Hotels, Restaurants & Leisure — 0.8%
Burger King / New Red Finance, Inc., 4.63%, 1/15/22 (a)		35	35,262
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20		35	36,269
McDonald’s Corp.:
2.20%, 5/26/20		50	51,154
3.38%, 5/26/25		50	52,824
Scientific Games International, Inc., 10.00%, 12/01/22		15	12,188
Wyndham Worldwide Corp., 2.50%, 3/01/18		50	50,521

			238,218
Household Durables — 0.1%
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		15	15,412
Shea Homes LP / Shea Homes Funding Corp., 6.13%, 4/01/25 (a)		25	24,875

			40,287
Household Products — 0.1%
Newell Rubbermaid, Inc., 2.15%, 10/15/18		25	25,265
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.:
7.38%, 7/01/21		65	73,287
5.50%, 3/15/24		50	51,188

			124,475
Insurance — 1.8%
Aflac, Inc., 4.00%, 2/15/22		50	55,159
Allstate Corp., 3.15%, 6/15/23		50	53,171
American International Group, Inc., 5.85%, 1/16/18		50	53,317
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		50	55,609
Berkshire Hathaway, Inc., 3.13%, 3/15/26		30	31,456
CNO Financial Group, Inc., 4.50%, 5/30/20		10	10,350
HUB International Ltd., 7.88%, 10/01/21 (a)		25	24,000
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19		50	51,082
3.75%, 3/14/26		50	52,733
Reinsurance Group of America, Inc., 3.95%, 9/15/26		50	51,520
Trinity Acquisition PLC, 3.50%, 9/15/21		50	51,830
XLIT Ltd., 4.45%, 3/31/25		25	25,228

			515,455
Internet & Catalog Retail — 0.2%
Amazon.com, Inc., 2.60%, 12/05/19		50	52,153
Internet Software & Services — 0.7%
eBay, Inc., 2.50%, 3/09/18		100	101,825
Expedia, Inc., 4.50%, 8/15/24		25	25,683
Priceline Group, Inc., 3.60%, 6/01/26		35	36,148
VeriSign, Inc., 4.63%, 5/01/23		35	35,437

			199,093
IT Services — 0.5%
First Data Corp. (a):
6.75%, 11/01/20		35	36,557
7.00%, 12/01/23		40	40,500

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	13

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)		Value
IT Services (continued)
Verisk Analytics, Inc., 4.00%, 6/15/25	$	25	$26,258
Western Digital Corp., 10.50%, 4/01/24 (a)		45	48,150

			151,465
Machinery — 0.1%
Case New Holland Industrial, Inc., 7.88%, 12/01/17		15	16,125
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital (a):
3.58%, 7/23/20		50	52,272
4.91%, 7/23/25		50	54,665
Comcast Corp., 6.30%, 11/15/17		50	53,657
CSC Holdings LLC, 5.25%, 6/01/24		50	45,500
DISH DBS Corp., 5.88%, 11/15/24		25	23,250
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		35	24,938
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		35	36,444
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22 (a)		50	51,000
Omnicom Group, Inc., 3.60%, 4/15/26		50	52,662
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)		35	34,847
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19		35	35,656
Time Warner Cable, Inc., 4.00%, 9/01/21		20	21,259
Univision Communications, Inc., 5.13%, 2/15/25 (a)		15	14,831

			500,981
Metals & Mining — 0.5%
Aleris International, Inc., 7.88%, 11/01/20		13	11,505
ArcelorMittal, 10.85%, 6/01/19		25	29,438
Barrick Gold Corp., 4.10%, 5/01/23		15	15,823
Teck Resources, Ltd., 6.25%, 7/15/41		50	35,500
United States Steel Corp.:
7.38%, 4/01/20		17	15,996
8.38%, 7/01/21 (a)		25	26,250

			134,512
Multi-Utilities — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24		45	45,338
Dominion Resources, Inc., 4.45%, 3/15/21		50	55,236

			100,574
Oil, Gas & Consumable Fuels — 3.0%
Boardwalk Pipelines LP, 5.95%, 6/01/26		40	42,017
BP Capital Markets PLC, 2.24%, 9/26/18		50	51,052
Exxon Mobil Corp.:
2.22%, 3/01/21		55	56,707
2.73%, 3/01/23		70	73,080
Kinder Morgan, Inc., 3.05%, 12/01/19		25	25,261
Marathon Petroleum Corp.:
2.70%, 12/14/18		50	51,123
3.40%, 12/15/20		50	51,688
Occidental Petroleum Corp.:
2.60%, 4/15/22		85	87,099
3.50%, 6/15/25		20	21,134
3.40%, 4/15/26		30	31,641
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		15	15,637
Phillips 66, 4.30%, 4/01/22		56	61,163
Shell International Finance BV:
1.38%, 5/10/19		100	100,348
2.25%, 11/10/20		25	25,660
TransCanada PipeLines, Ltd.:
3.13%, 1/15/19		30	30,983
3.80%, 10/01/20		50	53,141

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, 4.00%, 9/15/25	$	50	$45,861
WPX Energy, Inc., 7.50%, 8/01/20		15	14,972

			838,567
Pharmaceuticals — 1.5%
AbbVie, Inc.:
1.80%, 5/14/18		50	50,351
2.30%, 5/14/21		25	25,304
Actavis Funding SCS, 3.00%, 3/12/20		50	51,566
JLL/Delta Dutch Pledgeco BV, (8.75% Cash or 9.5% PIK), 8.75%, 5/01/20 (a)(c)		15	15,000
Johnson & Johnson, 2.05%, 3/01/23		25	25,592
Laboratory Corp. of America Holdings, 2.50%, 11/01/18		50	50,791
Novartis Capital Corp., 2.40%, 9/21/22		50	51,909
Pfizer, Inc.:
6.20%, 3/15/19		50	56,471
3.40%, 5/15/24		25	27,355
Quest Diagnostics, Inc., 3.45%, 6/01/26		50	51,723
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (a)		15	12,816

			418,878
Real Estate — 0.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17		15	15,090
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.50%, 1/31/23		25	25,869
Digital Realty Trust, Inc., 3.40%, 10/01/20		50	51,970
Health Care REIT, Inc., 3.75%, 3/15/23		50	51,821
Simon Property Group LP:
2.20%, 2/01/19		50	51,099
4.38%, 3/01/21		50	55,487

			236,246
Road & Rail — 0.3%
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		15	10,350
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19		50	55,286
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (a)		15	14,775

			80,411
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., 2.45%, 7/29/20		30	31,198
Software — 0.9%
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		15	11,250
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)		50	52,241
Infor US, Inc., 6.50%, 5/15/22		30	28,331
Microsoft Corp., 2.65%, 11/03/22		50	52,257
Oracle Corp.:
5.75%, 4/15/18		50	54,128
1.90%, 9/15/21 (d)		45	45,165

			243,372
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 1/15/22		50	53,848
Home Depot, Inc., 2.00%, 4/01/21		40	41,083

			94,931
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.:
2.00%, 5/06/20		50	51,328
2.25%, 2/23/21		50	51,444
2.85%, 2/23/23		40	42,033
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)		75	76,804

			221,609

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%, 5/01/22	$	35	$37,144
Thrifts & Mortgage Finance — 0.1%
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		15	14,475
Radian Group, Inc., 5.25%, 6/15/20		25	25,187

			39,662
Tobacco — 1.3%
Altria Group, Inc.:
2.63%, 1/14/20		50	51,977
4.00%, 1/31/24		50	55,937
Philip Morris International, Inc.:
5.65%, 5/16/18		50	54,316
3.25%, 11/10/24		25	26,779
Reynolds American, Inc.:
2.30%, 6/12/18		50	50,802
4.85%, 9/15/23		50	57,087
4.45%, 6/12/25		25	27,999
Vector Group, Ltd., 7.75%, 2/15/21		35	36,444

			361,341
Wireless Telecommunication Services — 0.9%
American Tower Corp., 3.38%, 10/15/26		30	30,156
Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.00%, 4/15/23 (a)		15	15,263
Crown Castle International Corp., 4.88%, 4/15/22		35	38,437
DuPont Fabros Technology LP, 5.63%, 6/15/23		15	15,413
Sprint Communications, Inc., 6.00%, 11/15/22		25	19,672
Sprint Corp., 7.88%, 9/15/23		25	20,437
T-Mobile USA, Inc.:
6.63%, 4/01/23		50	52,969
6.38%, 3/01/25		50	52,250

			244,597
Total Corporate Bonds — 47.1%			13,292,455

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.8%
Fannie Mae (b):
Series 2014-C02, Class 2M2, 3.05%, 5/25/24		100	92,912
Series 2014-C03, Class 2M2, 3.35%, 7/25/24		100	94,007
Series 2015-C01, Class 1M2, 4.75%, 2/25/25		100	101,528
Series 2015-C02, Class 1M2, 4.45%, 5/25/25		100	100,000
Series 2015-C02, Class 2M2, 4.45%, 5/25/25		100	98,732
Series 2015-C03, Class 1M2, 5.45%, 7/25/25		100	100,594
Series 2015-C04, Class 1M2, 6.15%, 4/25/28		100	103,055
Fannie Mae Connecticut Avenue Securities (b):
Series 2014-C02, Class 2M1, 1.40%, 5/25/24		65	64,649
Series 2014-C03, Class 2M1., 1.65%, 7/25/24		87	87,496
Series 2014-C04, Class 1M1, 2.40%, 11/25/24		41	41,148
Series 2014-C04, Class 2M1, 2.55%, 11/25/24		33	32,992
Series 2015-C03, Class 2M1, 1.95%, 7/25/25		88	88,664

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (b) (continued):
Series 2015-C04, Class 2M1, 2.15%, 4/25/28	$	95	$94,714
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, 4.60%, 1/25/25 (b)		250	259,755

			1,360,246
Commercial Mortgage-Backed Securities — 5.1%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.72%, 6/10/49 (b)		72	73,157
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		100	104,508
CD Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		34	33,578
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A1A, 6.01%, 12/10/49 (b)		101	104,392
Commercial Mortgage Trust:
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		69	69,426
Series 2008-LS1, Class A4B, 6.30%, 12/10/49 (b)		63	65,387
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		37	37,304
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39		83	84,191
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (b)		87	89,369
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class A4, 5.43%, 12/12/43		63	63,055
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45		35	34,895
Series 2006-LDP8, Class A4, 5.40%, 5/15/45		10	10,260
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		89	89,920
Series 2007-CB18, Class A4, 5.44%, 6/12/47		85	86,719
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class AM, 5.78%, 8/12/43 (b)		49	49,228
ML-CFC Commercial Mortgage Trust (b):
Series 2006-3, Class AM, 5.46%, 7/12/46		100	100,084
Series 2007-7, Class A4, 5.81%, 6/12/50		90	92,300
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AMFX, 5.37%, 12/15/43		100	100,957
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4, 5.57%, 10/15/48		86	85,851
Series 2007-C32, Class A1A, 5.89%, 6/15/49 (b)		69	71,246

			1,445,827
Total Non-Agency Mortgage-Backed Securities — 9.9%			2,806,073

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 51.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/31 - 7/01/46 (e)		105	107,496
3.00%, 2/01/31 - 7/01/46 (e)		1,947	2,026,026
3.50%, 11/01/45 - 7/01/46		1,862	1,966,640
4.00%, 7/01/31 - 7/01/46 (e)		1,046	1,120,893
4.50%, 7/01/31 - 8/01/46 (e)		1,620	1,762,691
5.00%, 2/01/41 - 8/01/46 (e)		936	1,040,542
5.50%, 7/01/46 (e)		675	758,742

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	15

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (e):
2.50%, 7/01/31 $	275	$284,380
3.00%, 2/01/31 - 7/01/46	509	529,404
3.50%, 7/01/31 - 7/01/46	908	959,056
4.00%, 7/01/31 - 7/01/46	829	886,214
4.50%, 5/01/42 - 7/01/46	248	271,097
Ginnie Mae Mortgage-Backed Securities (e):
3.50%, 1/01/46 - 7/01/46	864	916,823
4.00%, 9/01/45 - 7/01/46	1,171	1,253,414
4.50%, 11/01/45 - 7/01/46	438	473,918
5.00%, 7/01/46	175	189,869
Total U.S. Government Sponsored Agency Securities — 51.5%		14,547,205

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 2.00%, 8/15/25	50	52,272
Total Long-Term Investments (Cost — $34,160,090) —122.5%		34,592,049

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (f)(g)	2,054,365	2,054,365
Total Short-Term Securities (Cost — $2,054,365) — 7.3%		2,054,365
Total Investments Before TBA Sale Commitments (Cost — $36,214,455) — 129.8%		36,646,414

TBA Sale Commitments	Par (000)		Value
Fannie Mae Mortgage-Backed Securities (e):
3.50%, 7/01/31	USD	75	$(79,472)
4.00%, 7/01/46 – 8/01/46		82	(88,350)
4.50%, 7/01/46		171	(186,793)
5.00%, 7/01/46		200	(222,212)
Freddie Mac Mortgage-Backed Securities (e):
3.00%, 7/01/31		224	(234,981)
3.50%, 7/01/46		64	(67,470)
4.00%, 7/01/46		156	(166,969)
Ginnie Mae Mortgage-Backed Securities (e):
2.50%, 7/01/46		25	(25,516)
3.00%, 7/01/46		850	(888,731)
3.50%, 7/01/46		133	(141,162)
4.00%, 7/01/46		104	(111,166)
Total TBA Sale Commitments (Proceeds — $2,203,319) — 7.8%			(2,212,822)
Total Investments, Net of TBA Sale Commitments (Cost — $34,011,136) — 122.0%			34,433,592
Liabilities in Excess of Other Assets — (22.0)%			(6,198,452)

Net Assets — 100.0%			$28,235,140

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	When-issued security.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$97,773	$300
Barclays Bank PLC	$1,728,649	$6,775
Citigroup Global Markets Inc.	$560,097	$838
Credit Suisse Securities (USA) LLC	$1,650,023	$1,083
Goldman Sachs & Co.	$1,990,420	$18,159
J.P. Morgan Securities LLC	$349,798	$305
Morgan Stanley & Co. LLC	$579,984	$4,900
Nomura Securities International, Inc.	$(81,097)	$721
RBC Capital Markets, LLC	$5,368	$26
Wells Fargo Securities, LLC	$(82,374)	$(118)

(f)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at June 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,676,641	(2,622,276)	2,054,365	$7,060

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	2-Year U.S. Treasury Note	September 2016	USD	219,328	$(1,423)
5	5-Year U.S. Treasury Note	September 2016	USD	610,820	9,619
(7)	10-Year Australian T-Bond	September 2016	USD	711,044	(7,075)
10	10-Year Canadian T-Bond	September 2016	USD	1,145,865	18,087
(8)	10-Year U.S. Treasury Note	September 2016	USD	1,063,875	(7,599)
(11)	German Euro-Bund Futures	September 2016	USD	2,040,075	(26,577)
12	UK Long Gilt Bond	September 2016	USD	2,052,627	80,649
Total					$65,681

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	50,000	USD	14,894	Bank of America, N.A.	7/05/16	$671
BRL	60,000	USD	18,693	Bank of America, N.A.	7/05/16	(15)
BRL	50,000	USD	15,577	Bank of America, N.A.	7/05/16	(12)
BRL	100,000	USD	29,490	Bank of America, N.A.	7/05/16	1,641
BRL	90,000	USD	28,039	Citibank, N.A.	7/05/16	(22)
BRL	50,000	USD	14,663	Deutsche Bank AG	7/05/16	902
BRL	10,000	USD	2,933	Deutsche Bank AG	7/05/16	180
BRL	30,000	USD	8,703	Deutsche Bank AG	7/05/16	636
BRL	20,000	USD	6,231	Goldman Sachs International	7/05/16	(5)
BRL	20,000	USD	5,735	HSBC Bank USA, N.A.	7/05/16	491
BRL	10,000	USD	2,940	HSBC Bank USA, N.A.	7/05/16	173
BRL	50,000	USD	15,577	JPMorgan Chase Bank, N.A.	7/05/16	(12)
USD	15,577	BRL	50,000	Bank of America, N.A.	7/05/16	12
USD	31,155	BRL	100,000	Bank of America, N.A.	7/05/16	24
USD	16,581	BRL	60,000	Bank of America, N.A.	7/05/16	(2,097)
USD	14,253	BRL	50,000	Bank of America, N.A.	7/05/16	(1,312)
USD	24,705	BRL	90,000	Citibank, N.A.	7/05/16	(3,312)
USD	3,115	BRL	10,000	Deutsche Bank AG	7/05/16	2
USD	9,346	BRL	30,000	Deutsche Bank AG	7/05/16	7
USD	15,577	BRL	50,000	Deutsche Bank AG	7/05/16	12
USD	5,639	BRL	20,000	Goldman Sachs International	7/05/16	(587)
USD	6,231	BRL	20,000	HSBC Bank USA, N.A.	7/05/16	5
USD	3,115	BRL	10,000	HSBC Bank USA, N.A.	7/05/16	2
USD	13,672	BRL	50,000	JPMorgan Chase Bank, N.A.	7/05/16	(1,893)
GBP	50,000	USD	66,844	Bank of America, N.A.	7/06/16	(281)
USD	72,877	GBP	50,000	State Street Bank and Trust Company	7/06/16	6,315
BRL	30,000	USD	9,245	Bank of America, N.A.	8/02/16	13
USD	14,780	BRL	50,000	Bank of America, N.A.	8/02/16	(650)
USD	66,848	GBP	50,000	Bank of America, N.A.	8/03/16	268
AUD	230,000	USD	170,564	Bank of America, N.A.	9/07/16	573
AUD	20,000	USD	14,841	Bank of America, N.A.	9/07/16	41
AUD	40,000	USD	29,681	Bank of America, N.A.	9/07/16	82
AUD	10,000	USD	7,420	Bank of America, N.A.	9/07/16	20
AUD	30,000	USD	22,261	Bank of America, N.A.	9/07/16	61
AUD	5,370	USD	3,993	Bank of America, N.A.	9/07/16	2
AUD	64,438	USD	47,917	Bank of America, N.A.	9/07/16	29
AUD	110,000	USD	80,707	Barclays Bank PLC	9/07/16	1,142
AUD	10,000	USD	7,337	Barclays Bank PLC	9/07/16	104
AUD	10,000	USD	7,337	Barclays Bank PLC	9/07/16	104
AUD	26,795	USD	19,762	Barclays Bank PLC	9/07/16	176
AUD	1,085	USD	805	Barclays Bank PLC	9/07/16	2

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	17

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,357	USD	12,876	Barclays Bank PLC	9/07/16	$40
AUD	3,255	USD	2,414	Barclays Bank PLC	9/07/16	7
AUD	10,000	USD	7,437	Citibank, N.A.	9/07/16	4
AUD	13,205	USD	9,748	Citibank, N.A.	9/07/16	77
AUD	69,429	USD	51,474	Citibank, N.A.	9/07/16	186
AUD	13,018	USD	9,651	Citibank, N.A.	9/07/16	35
AUD	4,339	USD	3,217	Citibank, N.A.	9/07/16	12
AUD	2,406	USD	1,784	Credit Suisse International	9/07/16	6
AUD	7,218	USD	5,352	Credit Suisse International	9/07/16	19
AUD	56,161	USD	41,668	Credit Suisse International	9/07/16	121
AUD	33,697	USD	25,001	Credit Suisse International	9/07/16	72
AUD	5,616	USD	4,167	Credit Suisse International	9/07/16	12
AUD	28,081	USD	20,834	Credit Suisse International	9/07/16	60
AUD	5,000	USD	3,740	Credit Suisse International	9/07/16	(19)
AUD	80,000	USD	59,075	Credit Suisse International	9/07/16	451
AUD	38,499	USD	28,546	Credit Suisse International	9/07/16	99
AUD	21,075	USD	15,521	Goldman Sachs International	9/07/16	160
AUD	40,000	USD	29,670	HSBC Bank USA, N.A.	9/07/16	93
AUD	20,000	USD	14,835	HSBC Bank USA, N.A.	9/07/16	46
AUD	4,630	USD	3,448	HSBC Bank USA, N.A.	9/07/16	(3)
AUD	55,562	USD	41,381	HSBC Bank USA, N.A.	9/07/16	(38)
AUD	30,000	USD	22,115	HSBC Bank USA, N.A.	9/07/16	207
AUD	2,170	USD	1,610	HSBC Bank USA, N.A.	9/07/16	5
AUD	6,509	USD	4,829	HSBC Bank USA, N.A.	9/07/16	14
AUD	34,715	USD	25,754	HSBC Bank USA, N.A.	9/07/16	76
AUD	8,925	USD	6,574	Morgan Stanley & Co. International PLC	9/07/16	67
AUD	4,384	USD	3,250	Morgan Stanley & Co. International PLC	9/07/16	12
AUD	43,839	USD	32,503	Morgan Stanley & Co. International PLC	9/07/16	116
AUD	21,919	USD	16,252	Morgan Stanley & Co. International PLC	9/07/16	58
AUD	26,303	USD	19,502	Morgan Stanley & Co. International PLC	9/07/16	70
AUD	70,000	USD	51,834	Morgan Stanley & Co. International PLC	9/07/16	252
AUD	5,000	USD	3,743	Westpac Group	9/07/16	(23)
AUD	40,000	USD	30,111	Westpac Group	9/07/16	(348)
CAD	2,594	USD	1,997	Bank of America, N.A.	9/07/16	11
CAD	20,000	USD	15,688	Bank of America, N.A.	9/07/16	(205)
CAD	10,000	USD	7,844	Bank of America, N.A.	9/07/16	(103)
CAD	4,329	USD	3,387	Barclays Bank PLC	9/07/16	(36)
CAD	21,647	USD	16,935	Barclays Bank PLC	9/07/16	(178)
CAD	24,620	USD	18,911	Barclays Bank PLC	9/07/16	148
CAD	35,000	USD	27,479	Barclays Bank PLC	9/07/16	(384)
CAD	1,135	USD	888	Citibank, N.A.	9/07/16	(9)
CAD	5,673	USD	4,439	Citibank, N.A.	9/07/16	(47)
CAD	3,199	USD	2,493	Citibank, N.A.	9/07/16	(16)
CAD	6,398	USD	4,986	Citibank, N.A.	9/07/16	(33)
CAD	1,599	USD	1,246	Citibank, N.A.	9/07/16	(8)
CAD	10,000	USD	7,719	Citibank, N.A.	9/07/16	23
CAD	10,000	USD	7,719	Citibank, N.A.	9/07/16	23
CAD	40,000	USD	31,031	Citibank, N.A.	9/07/16	(65)
CAD	1,153	USD	887	Citibank, N.A.	9/07/16	5
CAD	60,380	USD	46,407	Citibank, N.A.	9/07/16	336
CAD	70,000	USD	54,725	Citibank, N.A.	9/07/16	(535)
CAD	10,000	USD	7,818	Citibank, N.A.	9/07/16	(76)
CAD	2,013	USD	1,573	Citibank, N.A.	9/07/16	(14)
CAD	5,407	USD	4,240	Citibank, N.A.	9/07/16	(54)
CAD	10,814	USD	8,479	Citibank, N.A.	9/07/16	(107)
CAD	10,000	USD	7,676	Citibank, N.A.	9/07/16	65
CAD	10,000	USD	7,676	Citibank, N.A.	9/07/16	65
CAD	15,000	USD	11,515	Citibank, N.A.	9/07/16	97
CAD	15,000	USD	11,515	Citibank, N.A.	9/07/16	97
CAD	1,266	USD	986	Citibank, N.A.	9/07/16	(6)
CAD	633	USD	493	Citibank, N.A.	9/07/16	(3)
CAD	5,000	USD	3,832	Credit Suisse International	9/07/16	38
CAD	4,536	USD	3,540	Deutsche Bank AG	9/07/16	(28)
CAD	8,401	USD	6,540	Deutsche Bank AG	9/07/16	(37)

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	16,801	USD	13,080	Deutsche Bank AG	9/07/16	$(74)
CAD	5,000	USD	3,842	Deutsche Bank AG	9/07/16	29
CAD	10,000	USD	7,825	Deutsche Bank AG	9/07/16	(83)
CAD	10,000	USD	7,825	Deutsche Bank AG	9/07/16	(83)
CAD	22,680	USD	17,698	Deutsche Bank AG	9/07/16	(140)
CAD	33,602	USD	26,161	Deutsche Bank AG	9/07/16	(148)
CAD	10,000	USD	7,673	Goldman Sachs International	9/07/16	68
CAD	15,000	USD	11,510	Goldman Sachs International	9/07/16	102
CAD	10,000	USD	7,673	Goldman Sachs International	9/07/16	68
CAD	15,000	USD	11,510	Goldman Sachs International	9/07/16	102
CAD	6,253	USD	4,814	Goldman Sachs International	9/07/16	27
CAD	35,000	USD	27,465	Goldman Sachs International	9/07/16	(370)
CAD	18,734	USD	14,590	HSBC Bank USA, N.A.	9/07/16	(87)
CAD	9,367	USD	7,295	HSBC Bank USA, N.A.	9/07/16	(43)
CAD	27,522	USD	21,553	JPMorgan Chase Bank, N.A.	9/07/16	(246)
CAD	13,761	USD	10,776	JPMorgan Chase Bank, N.A.	9/07/16	(123)
CAD	60,000	USD	46,119	Morgan Stanley & Co. International PLC	9/07/16	329
CAD	175,000	USD	134,514	Morgan Stanley & Co. International PLC	9/07/16	961
CAD	7,987	USD	6,239	Morgan Stanley & Co. International PLC	9/07/16	(56)
CAD	10,832	USD	8,479	Morgan Stanley & Co. International PLC	9/07/16	(94)
CAD	21,663	USD	16,959	Morgan Stanley & Co. International PLC	9/07/16	(188)
CAD	250,000	USD	195,312	Royal Bank of Canada	9/07/16	(1,776)
CAD	70,000	USD	54,687	Royal Bank of Canada	9/07/16	(497)
CAD	60,000	USD	46,875	Royal Bank of Canada	9/07/16	(426)
CHF	6,161	USD	6,337	Bank of America, N.A.	9/07/16	(5)
CHF	10,000	USD	10,478	Barclays Bank PLC	9/07/16	(200)
CHF	9,414	USD	9,655	Barclays Bank PLC	9/07/16	21
CHF	10,000	USD	10,385	Credit Suisse International	9/07/16	(107)
CHF	10,000	USD	10,507	Credit Suisse International	9/07/16	(230)
CHF	30,000	USD	30,952	Credit Suisse International	9/07/16	(119)
CHF	30,000	USD	30,916	Credit Suisse International	9/07/16	(82)
CHF	15,000	USD	15,696	Credit Suisse International	9/07/16	(280)
CHF	15,000	USD	15,701	Credit Suisse International	9/07/16	(284)
CHF	10,000	USD	10,513	Credit Suisse International	9/07/16	(236)
CHF	3,839	USD	3,939	Credit Suisse International	9/07/16	6
CHF	377	USD	386	HSBC Bank USA, N.A.	9/07/16	1
CHF	60,000	USD	62,324	JPMorgan Chase Bank, N.A.	9/07/16	(657)
CHF	209	USD	215	Morgan Stanley & Co. International PLC	9/07/16	1
CLP	8,000,000	USD	11,519	Bank of America, N.A.	9/07/16	500
CLP	2,000,000	USD	2,880	Bank of America, N.A.	9/07/16	125
CLP	6,000,000	USD	8,777	Bank of America, N.A.	9/07/16	237
CLP	7,000,000	USD	10,285	Bank of America, N.A.	9/07/16	231
CLP	4,000,000	USD	5,877	Bank of America, N.A.	9/07/16	132
CLP	8,000,000	USD	11,581	BNP Paribas S.A.	9/07/16	438
CLP	2,000,000	USD	2,895	BNP Paribas S.A.	9/07/16	110
CLP	1,500,000	USD	2,210	BNP Paribas S.A.	9/07/16	43
CLP	10,000,000	USD	14,734	BNP Paribas S.A.	9/07/16	290
CLP	4,000,000	USD	5,894	BNP Paribas S.A.	9/07/16	116
CLP	11,000,000	USD	16,030	Citibank, N.A.	9/07/16	496
CLP	4,000,000	USD	5,928	Citibank, N.A.	9/07/16	82
CLP	1,500,000	USD	2,223	Citibank, N.A.	9/07/16	31
CLP	10,000,000	USD	14,819	Citibank, N.A.	9/07/16	204
CLP	4,000,000	USD	5,931	Credit Suisse International	9/07/16	78
CLP	4,000,000	USD	6,016	Credit Suisse International	9/07/16	(7)
CLP	3,335,000	USD	4,872	Deutsche Bank AG	9/07/16	139
CLP	6,000,000	USD	8,765	Deutsche Bank AG	9/07/16	249
CLP	3,335,000	USD	4,872	Deutsche Bank AG	9/07/16	139
CLP	3,330,000	USD	4,865	Deutsche Bank AG	9/07/16	138
CLP	4,000,000	USD	5,777	Goldman Sachs International	9/07/16	233
CLP	4,000,000	USD	5,770	HSBC Bank USA, N.A.	9/07/16	240
CLP	2,000,000	USD	2,897	HSBC Bank USA, N.A.	9/07/16	107
CLP	16,000,000	USD	23,644	HSBC Bank USA, N.A.	9/07/16	394
CLP	12,000,000	USD	17,557	HSBC Bank USA, N.A.	9/07/16	472
CLP	7,000,000	USD	10,241	HSBC Bank USA, N.A.	9/07/16	275

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	19

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	4,000,000	USD	5,906	HSBC Bank USA, N.A.	9/07/16	$104
CLP	6,000,000	USD	8,859	HSBC Bank USA, N.A.	9/07/16	155
CLP	2,000,000	USD	2,953	HSBC Bank USA, N.A.	9/07/16	52
CLP	7,000,000	USD	10,524	HSBC Bank USA, N.A.	9/07/16	(7)
CLP	2,000,000	USD	3,007	HSBC Bank USA, N.A.	9/07/16	(2)
COP	35,000,000	USD	11,857	Bank of America, N.A.	9/07/16	(29)
COP	115,000,000	USD	38,960	Bank of America, N.A.	9/07/16	(97)
COP	35,000,000	USD	11,673	Deutsche Bank AG	9/07/16	155
COP	115,000,000	USD	38,353	Deutsche Bank AG	9/07/16	510
COP	40,000,000	USD	13,320	Goldman Sachs International	9/07/16	198
COP	10,000,000	USD	3,287	HSBC Bank USA, N.A.	9/07/16	92
COP	20,000,000	USD	6,845	HSBC Bank USA, N.A.	9/07/16	(86)
COP	10,000,000	USD	3,422	HSBC Bank USA, N.A.	9/07/16	(43)
COP	10,000,000	USD	3,266	HSBC Bank USA, N.A.	9/07/16	114
COP	10,000,000	USD	3,266	HSBC Bank USA, N.A.	9/07/16	114
COP	20,000,000	USD	6,645	HSBC Bank USA, N.A.	9/07/16	113
COP	10,000,000	USD	3,323	HSBC Bank USA, N.A.	9/07/16	57
COP	20,000,000	USD	6,681	HSBC Bank USA, N.A.	9/07/16	78
EUR	4,785	HUF	1,500,000	Bank of America, N.A.	9/07/16	51
EUR	31,998	HUF	10,000,000	Bank of America, N.A.	9/07/16	449
EUR	4,684	HUF	1,486,828	Bank of America, N.A.	9/07/16	(15)
EUR	4,152	HUF	1,309,724	Barclays Bank PLC	9/07/16	16
EUR	8,639	HUF	2,725,048	Barclays Bank PLC	9/07/16	33
EUR	12,691	HUF	4,000,000	Barclays Bank PLC	9/07/16	59
EUR	7,157	HUF	2,280,000	Barclays Bank PLC	9/07/16	(52)
EUR	13,742	HUF	4,387,987	Barclays Bank PLC	9/07/16	(135)
EUR	26,198	HUF	8,245,000	Barclays Bank PLC	9/07/16	165
EUR	8,552	HUF	2,718,317	Barclays Bank PLC	9/07/16	(41)
EUR	30,319	HUF	9,632,473	Barclays Bank PLC	9/07/16	(127)
EUR	14,388	HUF	4,528,298	BNP Paribas S.A.	9/07/16	90
EUR	12,456	HUF	3,929,609	Citibank, N.A.	9/07/16	46
EUR	21,119	HUF	6,655,822	Citibank, N.A.	9/07/16	100
EUR	47,439	HUF	14,995,634	Citibank, N.A.	9/07/16	68
EUR	18,322	HUF	5,846,923	Citibank, N.A.	9/07/16	(168)
EUR	47,303	HUF	15,020,000	Citibank, N.A.	9/07/16	(169)
EUR	4,134	HUF	1,312,707	Citibank, N.A.	9/07/16	(15)
EUR	21,122	HUF	6,662,103	Credit Suisse International	9/07/16	81
EUR	4,780	HUF	1,500,000	Credit Suisse International	9/07/16	46
EUR	22,170	HUF	7,003,088	Credit Suisse International	9/07/16	50
EUR	13,436	HUF	4,227,882	Credit Suisse International	9/07/16	87
EUR	15,439	HUF	4,861,901	Credit Suisse International	9/07/16	87
EUR	13,143	HUF	4,186,483	Credit Suisse International	9/07/16	(93)
EUR	11,712	HUF	3,714,013	Credit Suisse International	9/07/16	(25)
EUR	5,131	HUF	1,629,210	Credit Suisse International	9/07/16	(19)
EUR	24,913	HUF	7,859,285	Deutsche Bank AG	9/07/16	91
EUR	3,951	HUF	1,243,819	Deutsche Bank AG	9/07/16	23
EUR	20,306	HUF	6,395,860	Deutsche Bank AG	9/07/16	110
EUR	22,904	HUF	7,298,607	Deutsche Bank AG	9/07/16	(173)
EUR	4,685	HUF	1,486,452	Deutsche Bank AG	9/07/16	(13)
EUR	16,609	HUF	5,239,279	HSBC Bank USA, N.A.	9/07/16	62
EUR	15,814	HUF	5,001,279	HSBC Bank USA, N.A.	9/07/16	14
EUR	16,245	HUF	5,116,370	HSBC Bank USA, N.A.	9/07/16	89
EUR	652	PLN	2,876	Bank of America, N.A.	9/07/16	(3)
EUR	11,198	PLN	50,000	Barclays Bank PLC	9/07/16	(199)
EUR	103,056	PLN	450,000	Barclays Bank PLC	9/07/16	738
EUR	7,820	PLN	35,000	Barclays Bank PLC	9/07/16	(161)
EUR	4,562	PLN	20,075	Barclays Bank PLC	9/07/16	(6)
EUR	13,524	PLN	60,000	Barclays Bank PLC	9/07/16	(143)
EUR	11,230	PLN	50,000	Barclays Bank PLC	9/07/16	(163)
EUR	8,668	PLN	38,195	BNP Paribas S.A.	9/07/16	(26)
EUR	12,132	PLN	54,227	Citibank, N.A.	9/07/16	(230)
EUR	12,579	PLN	55,436	Citibank, N.A.	9/07/16	(38)
EUR	24,544	PLN	109,577	Credit Suisse International	9/07/16	(433)
EUR	11,378	PLN	50,000	Credit Suisse International	9/07/16	2

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,356	PLN	15,000	Credit Suisse International	9/07/16	$(63)
EUR	14,013	PLN	61,805	Credit Suisse International	9/07/16	(56)
EUR	3,262	PLN	14,385	Credit Suisse International	9/07/16	(12)
EUR	9,008	PLN	40,000	Deutsche Bank AG	9/07/16	(104)
EUR	8,088	PLN	36,197	HSBC Bank USA, N.A.	9/07/16	(165)
EUR	1,638	PLN	7,228	HSBC Bank USA, N.A.	9/07/16	(7)
EUR	15,698	USD	17,909	Bank of America, N.A.	9/07/16	(449)
EUR	47,093	USD	53,727	Bank of America, N.A.	9/07/16	(1,347)
EUR	20,000	USD	22,671	Bank of America, N.A.	9/07/16	(426)
EUR	10,000	USD	11,283	Barclays Bank PLC	9/07/16	(160)
EUR	10,000	USD	11,398	Barclays Bank PLC	9/07/16	(275)
EUR	50,000	USD	55,524	Barclays Bank PLC	9/07/16	89
EUR	5,000	USD	5,703	Barclays Bank PLC	9/07/16	(142)
EUR	25,000	USD	28,516	Barclays Bank PLC	9/07/16	(709)
EUR	10,000	USD	11,251	Citibank, N.A.	9/07/16	(129)
EUR	4,302	USD	4,909	Citibank, N.A.	9/07/16	(124)
EUR	12,907	USD	14,728	Citibank, N.A.	9/07/16	(372)
EUR	20,000	USD	22,522	Credit Suisse International	9/07/16	(277)
EUR	20,000	USD	22,096	Credit Suisse International	9/07/16	149
EUR	15,000	USD	16,572	Credit Suisse International	9/07/16	112
EUR	20,000	USD	22,534	Credit Suisse International	9/07/16	(289)
EUR	10,000	USD	11,302	Credit Suisse International	9/07/16	(179)
EUR	20,000	USD	22,574	Credit Suisse International	9/07/16	(329)
EUR	3,205	USD	3,572	Goldman Sachs International	9/07/16	(8)
EUR	5,000	USD	5,701	HSBC Bank USA, N.A.	9/07/16	(139)
EUR	5,000	USD	5,701	HSBC Bank USA, N.A.	9/07/16	(139)
EUR	10,000	USD	11,389	HSBC Bank USA, N.A.	9/07/16	(266)
EUR	10,000	USD	11,404	HSBC Bank USA, N.A.	9/07/16	(282)
EUR	5,000	USD	5,688	HSBC Bank USA, N.A.	9/07/16	(127)
EUR	25,000	USD	28,483	HSBC Bank USA, N.A.	9/07/16	(676)
EUR	15,000	USD	16,570	HSBC Bank USA, N.A.	9/07/16	114
EUR	20,000	USD	22,093	HSBC Bank USA, N.A.	9/07/16	152
EUR	50,000	USD	55,508	HSBC Bank USA, N.A.	9/07/16	105
EUR	16,795	USD	18,721	Morgan Stanley & Co. International PLC	9/07/16	(40)
HUF	538,689	EUR	1,729	Bank of America, N.A.	9/07/16	(30)
HUF	507,552	EUR	1,629	Barclays Bank PLC	9/07/16	(28)
HUF	1,280,000	EUR	4,028	Barclays Bank PLC	9/07/16	18
HUF	14,720,000	EUR	46,267	Barclays Bank PLC	9/07/16	267
HUF	504,252	EUR	1,611	Barclays Bank PLC	9/07/16	(20)
HUF	8,075,000	EUR	25,864	Barclays Bank PLC	9/07/16	(391)
HUF	2,500,000	EUR	8,030	BNP Paribas S.A.	9/07/16	(146)
HUF	2,000,000	EUR	6,341	BNP Paribas S.A.	9/07/16	(25)
HUF	2,550,000	EUR	8,164	BNP Paribas S.A.	9/07/16	(119)
HUF	2,536,550	EUR	8,144	Citibank, N.A.	9/07/16	(145)
HUF	1,202,842	EUR	3,849	Citibank, N.A.	9/07/16	(54)
HUF	4,287,111	EUR	13,697	Citibank, N.A.	9/07/16	(169)
HUF	2,500,000	EUR	8,024	Credit Suisse International	9/07/16	(139)
HUF	797,158	EUR	2,551	Credit Suisse International	9/07/16	(36)
HUF	9,452,041	EUR	30,186	Credit Suisse International	9/07/16	(359)
HUF	2,000,000	EUR	6,338	Deutsche Bank AG	9/07/16	(21)
HUF	2,792,210	EUR	8,959	HSBC Bank USA, N.A.	9/07/16	(152)
HUF	756,596	EUR	2,417	HSBC Bank USA, N.A.	9/07/16	(30)
HUF	47,000,000	EUR	150,873	Morgan Stanley & Co. International PLC	9/07/16	(2,646)
HUF	26,533	USD	97	Bank of America, N.A.	9/07/16	(4)
HUF	4,000,000	USD	14,352	Bank of America, N.A.	9/07/16	(295)
HUF	26,000,000	USD	95,123	Barclays Bank PLC	9/07/16	(3,756)
HUF	2,000,000	USD	6,967	Barclays Bank PLC	9/07/16	61
HUF	5,000,000	USD	17,417	Barclays Bank PLC	9/07/16	153
HUF	2,450,000	USD	8,745	Barclays Bank PLC	9/07/16	(136)
HUF	1,225,000	USD	4,373	Barclays Bank PLC	9/07/16	(68)
HUF	2,000,000	USD	7,307	Barclays Bank PLC	9/07/16	(279)
HUF	6,000,000	USD	21,530	Barclays Bank PLC	9/07/16	(445)
HUF	3,000,000	USD	10,765	Barclays Bank PLC	9/07/16	(223)
HUF	3,000,000	USD	10,859	BNP Paribas S.A.	9/07/16	(316)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	21

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	3,000,000	USD	10,882	BNP Paribas S.A.	9/07/16	$(340)
HUF	1,000,000	USD	3,660	BNP Paribas S.A.	9/07/16	(146)
HUF	5,000,000	USD	17,487	Citibank, N.A.	9/07/16	83
HUF	1,000,000	USD	3,497	Citibank, N.A.	9/07/16	17
HUF	9,000,000	USD	31,477	Citibank, N.A.	9/07/16	150
HUF	384,980	USD	1,376	Credit Suisse International	9/07/16	(23)
HUF	1,976,831	USD	7,132	Credit Suisse International	9/07/16	(185)
HUF	2,635,775	USD	9,510	Credit Suisse International	9/07/16	(247)
HUF	314,220	USD	1,153	Credit Suisse International	9/07/16	(49)
HUF	791,650	USD	2,873	Credit Suisse International	9/07/16	(91)
HUF	1,000,000	USD	3,605	Credit Suisse International	9/07/16	(91)
HUF	1,583,300	USD	5,745	Credit Suisse International	9/07/16	(181)
HUF	769,961	USD	2,752	Credit Suisse International	9/07/16	(46)
HUF	138,891	USD	503	HSBC Bank USA, N.A.	9/07/16	(14)
HUF	69,445	USD	251	HSBC Bank USA, N.A.	9/07/16	(7)
HUF	390,020	USD	1,395	JPMorgan Chase Bank, N.A.	9/07/16	(24)
HUF	780,039	USD	2,790	JPMorgan Chase Bank, N.A.	9/07/16	(48)
HUF	1,659,247	USD	6,079	JPMorgan Chase Bank, N.A.	9/07/16	(248)
HUF	277,810	USD	1,008	JPMorgan Chase Bank, N.A.	9/07/16	(32)
HUF	138,905	USD	504	JPMorgan Chase Bank, N.A.	9/07/16	(16)
HUF	1,000,000	USD	3,513	JPMorgan Chase Bank, N.A.	9/07/16	1
HUF	1,364,225	USD	4,929	JPMorgan Chase Bank, N.A.	9/07/16	(135)
HUF	1,023,169	USD	3,697	JPMorgan Chase Bank, N.A.	9/07/16	(101)
IDR	14,391,979	USD	1,071	Barclays Bank PLC	9/07/16	12
IDR	40,297,540	USD	2,999	Barclays Bank PLC	9/07/16	32
IDR	90,000,000	USD	6,666	Barclays Bank PLC	9/07/16	105
IDR	21,250,535	USD	1,587	Citibank, N.A.	9/07/16	11
IDR	59,501,500	USD	4,445	Citibank, N.A.	9/07/16	31
IDR	120,000,000	USD	8,982	Citibank, N.A.	9/07/16	46
IDR	95,000,000	USD	7,111	Citibank, N.A.	9/07/16	36
IDR	240,000,000	USD	17,725	Deutsche Bank AG	9/07/16	330
IDR	34,156,901	USD	2,562	Deutsche Bank AG	9/07/16	7
IDR	109,302,083	USD	8,200	Deutsche Bank AG	9/07/16	23
IDR	80,000,000	USD	5,966	HSBC Bank USA, N.A.	9/07/16	53
IDR	40,000,000	USD	2,983	HSBC Bank USA, N.A.	9/07/16	26
IDR	50,000,000	USD	3,694	HSBC Bank USA, N.A.	9/07/16	67
IDR	14,357,486	USD	1,071	HSBC Bank USA, N.A.	9/07/16	9
IDR	40,200,960	USD	2,999	HSBC Bank USA, N.A.	9/07/16	25
IDR	36,135,770	USD	2,678	HSBC Bank USA, N.A.	9/07/16	41
IDR	36,135,770	USD	2,678	HSBC Bank USA, N.A.	9/07/16	41
IDR	80,000,000	USD	5,945	HSBC Bank USA, N.A.	9/07/16	74
IDR	80,000,000	USD	5,918	HSBC Bank USA, N.A.	9/07/16	101
IDR	90,000,000	USD	6,712	HSBC Bank USA, N.A.	9/07/16	59
IDR	40,000,000	USD	2,983	HSBC Bank USA, N.A.	9/07/16	26
IDR	50,697,917	USD	3,796	HSBC Bank USA, N.A.	9/07/16	18
IDR	15,843,099	USD	1,186	HSBC Bank USA, N.A.	9/07/16	6
IDR	60,000,000	USD	4,515	HSBC Bank USA, N.A.	9/07/16	(1)
IDR	43,864,230	USD	3,255	Morgan Stanley & Co. International PLC	9/07/16	45
IDR	43,864,230	USD	3,255	Morgan Stanley & Co. International PLC	9/07/16	45
IDR	80,000,000	USD	6,012	Morgan Stanley & Co. International PLC	9/07/16	6
IDR	40,000,000	USD	3,006	Morgan Stanley & Co. International PLC	9/07/16	3
IDR	120,000,000	USD	8,955	Nomura International PLC	9/07/16	73
IDR	95,000,000	USD	7,090	Nomura International PLC	9/07/16	57
IDR	200,000,000	USD	14,953	UBS AG	9/07/16	93
IDR	50,000,000	USD	3,738	UBS AG	9/07/16	23
IDR	140,000,000	USD	10,570	UBS AG	9/07/16	(38)
IDR	160,000,000	USD	11,830	UBS AG	9/07/16	207
IDR	90,000,000	USD	6,654	UBS AG	9/07/16	117
ILS	14,337	USD	3,707	Bank of America, N.A.	9/07/16	12
ILS	3,584	USD	927	Bank of America, N.A.	9/07/16	3
ILS	3,445	USD	893	Bank of America, N.A.	9/07/16	1
ILS	7,159	USD	1,855	Barclays Bank PLC	9/07/16	2
ILS	6,831	USD	1,774	Citibank, N.A.	9/07/16	(2)
ILS	6,831	USD	1,774	Citibank, N.A.	9/07/16	(2)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	50,000	USD	12,928	Citibank, N.A.	9/07/16	$45
ILS	50,000	USD	12,928	Citibank, N.A.	9/07/16	45
ILS	17,913	USD	4,638	Citibank, N.A.	9/07/16	9
ILS	27,157	USD	7,029	Credit Suisse International	9/07/16	17
ILS	50,000	USD	12,937	Credit Suisse International	9/07/16	36
ILS	50,000	USD	13,076	Credit Suisse International	9/07/16	(103)
ILS	50,000	USD	12,960	Credit Suisse International	9/07/16	13
ILS	9,036	USD	2,348	Credit Suisse International	9/07/16	(4)
ILS	9,036	USD	2,348	Credit Suisse International	9/07/16	(4)
ILS	46,416	USD	11,989	Credit Suisse International	9/07/16	54
ILS	185,663	USD	47,954	Credit Suisse International	9/07/16	216
ILS	50,000	USD	12,928	Deutsche Bank AG	9/07/16	44
ILS	50,000	USD	13,062	Deutsche Bank AG	9/07/16	(89)
ILS	50,000	USD	12,962	Deutsche Bank AG	9/07/16	10
ILS	6,835	USD	1,775	Goldman Sachs International	9/07/16	(2)
ILS	3,580	USD	928	Goldman Sachs International	9/07/16	1
ILS	50,000	USD	12,881	Goldman Sachs International	9/07/16	91
ILS	6,835	USD	1,775	Goldman Sachs International	9/07/16	(2)
ILS	22,843	USD	5,911	HSBC Bank USA, N.A.	9/07/16	16
ILS	13,648	USD	3,549	HSBC Bank USA, N.A.	9/07/16	(8)
ILS	13,648	USD	3,549	HSBC Bank USA, N.A.	9/07/16	(8)
ILS	17,904	USD	4,638	JPMorgan Chase Bank, N.A.	9/07/16	7
ILS	250,000	USD	65,595	Morgan Stanley & Co. International PLC	9/07/16	(732)
ILS	13,650	USD	3,549	Morgan Stanley & Co. International PLC	9/07/16	(7)
ILS	13,650	USD	3,549	Morgan Stanley & Co. International PLC	9/07/16	(7)
INR	265,000	USD	3,888	Barclays Bank PLC	9/07/16	(5)
INR	200,000	USD	2,934	Barclays Bank PLC	9/07/16	(4)
INR	658,544	USD	9,583	Barclays Bank PLC	9/07/16	66
INR	288,113	USD	4,193	Barclays Bank PLC	9/07/16	29
INR	2,634,175	USD	38,333	Barclays Bank PLC	9/07/16	262
INR	1,000,000	USD	14,519	Barclays Bank PLC	9/07/16	133
INR	700,000	USD	10,163	Barclays Bank PLC	9/07/16	93
INR	41,424	USD	607	BNP Paribas S.A.	9/07/16	—
INR	38,237	USD	561	BNP Paribas S.A.	9/07/16	—
INR	22,305	USD	327	BNP Paribas S.A.	9/07/16	—
INR	595,755	USD	8,702	Citibank, N.A.	9/07/16	27
INR	20,711	USD	301	Citibank, N.A.	9/07/16	2
INR	189,360	USD	2,754	Citibank, N.A.	9/07/16	21
INR	47,340	USD	688	Citibank, N.A.	9/07/16	5
INR	5,800,000	USD	85,748	Citibank, N.A.	9/07/16	(767)
INR	4,200,000	USD	62,093	Citibank, N.A.	9/07/16	(556)
INR	136,252	USD	2,014	Citibank, N.A.	9/07/16	(18)
INR	1,090,018	USD	16,116	Citibank, N.A.	9/07/16	(145)
INR	350,000	USD	5,092	Citibank, N.A.	9/07/16	36
INR	3,200,000	USD	46,559	Citibank, N.A.	9/07/16	327
INR	800,000	USD	11,640	Citibank, N.A.	9/07/16	82
INR	283,946	USD	4,180	Citibank, N.A.	9/07/16	(20)
INR	816,346	USD	12,018	Citibank, N.A.	9/07/16	(57)
INR	1,304,245	USD	19,046	HSBC Bank USA, N.A.	9/07/16	63
INR	300,000	USD	4,418	HSBC Bank USA, N.A.	9/07/16	(23)
INR	1,200,000	USD	17,564	HSBC Bank USA, N.A.	9/07/16	19
INR	1,100,000	USD	16,100	HSBC Bank USA, N.A.	9/07/16	17
INR	1,600,000	USD	23,732	HSBC Bank USA, N.A.	9/07/16	(289)
INR	500,000	USD	7,355	HSBC Bank USA, N.A.	9/07/16	(30)
INR	1,161,763	USD	17,025	HSBC Bank USA, N.A.	9/07/16	(3)
INR	1,258,576	USD	18,443	HSBC Bank USA, N.A.	9/07/16	(3)
INR	677,695	USD	9,931	HSBC Bank USA, N.A.	9/07/16	(2)
INR	400,000	USD	5,931	HSBC Bank USA, N.A.	9/07/16	(70)
INR	300,000	USD	4,448	HSBC Bank USA, N.A.	9/07/16	(53)
INR	1,100,000	USD	16,316	HSBC Bank USA, N.A.	9/07/16	(199)
INR	800,000	USD	11,682	HSBC Bank USA, N.A.	9/07/16	39
INR	1,483,654	USD	21,829	HSBC Bank USA, N.A.	9/07/16	(90)
INR	516,054	USD	7,593	HSBC Bank USA, N.A.	9/07/16	(31)
INR	1,362,709	USD	20,145	HSBC Bank USA, N.A.	9/07/16	(178)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	23

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	170,339	USD	2,518	HSBC Bank USA, N.A.	9/07/16	$(22)
INR	200,000	USD	2,933	Morgan Stanley & Co. International PLC	9/07/16	(3)
INR	270,000	USD	3,960	Morgan Stanley & Co. International PLC	9/07/16	(4)
INR	376,465	USD	5,476	Morgan Stanley & Co. International PLC	9/07/16	40
INR	41,176	USD	599	Morgan Stanley & Co. International PLC	9/07/16	4
INR	94,116	USD	1,369	Morgan Stanley & Co. International PLC	9/07/16	10
INR	747,273	USD	11,053	Morgan Stanley & Co. International PLC	9/07/16	(104)
INR	93,409	USD	1,382	Morgan Stanley & Co. International PLC	9/07/16	(13)
INR	200,000	USD	2,935	Nomura International PLC	9/07/16	(5)
INR	265,000	USD	3,889	Nomura International PLC	9/07/16	(6)
INR	350,000	USD	5,126	UBS AG	9/07/16	2
INR	1,250,000	USD	18,307	UBS AG	9/07/16	8
INR	550,000	USD	8,055	UBS AG	9/07/16	3
INR	200,000	USD	2,936	UBS AG	9/07/16	(6)
INR	900,000	USD	13,214	UBS AG	9/07/16	(27)
INR	1,250,000	USD	18,311	Westpac Group	9/07/16	4
INR	350,000	USD	5,127	Westpac Group	9/07/16	1
INR	550,000	USD	8,057	Westpac Group	9/07/16	2
JPY	2,000,000	USD	19,236	Bank of America, N.A.	9/07/16	170
JPY	1,000,000	USD	9,475	Barclays Bank PLC	9/07/16	228
JPY	1,000,000	USD	9,753	Citibank, N.A.	9/07/16	(50)
JPY	4,000,000	USD	37,468	Citibank, N.A.	9/07/16	1,344
JPY	1,000,000	USD	9,422	Citibank, N.A.	9/07/16	281
JPY	2,000,000	USD	19,197	Credit Suisse International	9/07/16	209
JPY	3,000,000	USD	27,952	Credit Suisse International	9/07/16	1,157
JPY	1,500,000	USD	14,809	Credit Suisse International	9/07/16	(255)
JPY	1,500,000	USD	14,799	Credit Suisse International	9/07/16	(244)
JPY	1,000,000	USD	9,811	Credit Suisse International	9/07/16	(108)
JPY	1,000,000	USD	9,602	HSBC Bank USA, N.A.	9/07/16	101
KRW	4,106,237	USD	3,550	Bank of America, N.A.	9/07/16	9
KRW	21,280,539	USD	18,397	Bank of America, N.A.	9/07/16	45
KRW	1,251,796	USD	1,082	Bank of America, N.A.	9/07/16	3
KRW	31,800,330	USD	27,478	Barclays Bank PLC	9/07/16	80
KRW	5,132,852	USD	4,377	Barclays Bank PLC	9/07/16	71
KRW	427,738	USD	365	Barclays Bank PLC	9/07/16	6
KRW	427,213	USD	368	Barclays Bank PLC	9/07/16	2
KRW	7,262,617	USD	6,264	Barclays Bank PLC	9/07/16	29
KRW	15,000,000	USD	12,851	Barclays Bank PLC	9/07/16	148
KRW	312,016	USD	271	Barclays Bank PLC	9/07/16	—
KRW	5,304,268	USD	4,599	Barclays Bank PLC	9/07/16	(2)
KRW	1,023,498	USD	887	Barclays Bank PLC	9/07/16	—
KRW	17,500,000	USD	14,993	Barclays Bank PLC	9/07/16	172
KRW	2,500,000	USD	2,142	Barclays Bank PLC	9/07/16	25
KRW	12,500,000	USD	10,886	Barclays Bank PLC	9/07/16	(53)
KRW	423,812	USD	362	Barclays Bank PLC	9/07/16	5
KRW	5,085,747	USD	4,345	Barclays Bank PLC	9/07/16	62
KRW	31,801,704	USD	27,478	Citibank, N.A.	9/07/16	82
KRW	14,742,671	USD	12,582	Citibank, N.A.	9/07/16	194
KRW	1,228,557	USD	1,049	Citibank, N.A.	9/07/16	16
KRW	90,000,000	USD	76,723	Deutsche Bank AG	9/07/16	1,271
KRW	6,700,000	USD	5,685	Deutsche Bank AG	9/07/16	121
KRW	18,750,000	USD	15,956	Deutsche Bank AG	9/07/16	293
KRW	5,000,000	USD	4,255	Deutsche Bank AG	9/07/16	78
KRW	10,000,000	USD	8,525	Deutsche Bank AG	9/07/16	141
KRW	5,000,000	USD	4,336	HSBC Bank USA, N.A.	9/07/16	(3)
KRW	3,300,000	USD	2,804	HSBC Bank USA, N.A.	9/07/16	55
KRW	11,397,966	USD	9,857	HSBC Bank USA, N.A.	9/07/16	20
KRW	5,000,000	USD	4,257	HSBC Bank USA, N.A.	9/07/16	76
KRW	18,750,000	USD	15,964	HSBC Bank USA, N.A.	9/07/16	284
KRW	190,000,000	USD	164,239	HSBC Bank USA, N.A.	9/07/16	414
KRW	45,000,000	USD	38,899	HSBC Bank USA, N.A.	9/07/16	98
KRW	10,131,964	USD	8,743	HSBC Bank USA, N.A.	9/07/16	38
KRW	2,072,262	USD	1,769	HSBC Bank USA, N.A.	9/07/16	27
KRW	24,867,148	USD	21,223	HSBC Bank USA, N.A.	9/07/16	327

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	35,218,929	USD	30,518	HSBC Bank USA, N.A.	9/07/16	$2
KRW	2,071,701	USD	1,795	HSBC Bank USA, N.A.	9/07/16	—
KRW	6,795,751	USD	5,889	HSBC Bank USA, N.A.	9/07/16	—
KRW	12,500,000	USD	10,846	HSBC Bank USA, N.A.	9/07/16	(14)
KRW	10,171,582	USD	8,691	HSBC Bank USA, N.A.	9/07/16	124
KRW	847,631	USD	724	HSBC Bank USA, N.A.	9/07/16	10
KRW	15,933,647	USD	13,797	Morgan Stanley & Co. International PLC	9/07/16	11
KRW	3,074,514	USD	2,662	Morgan Stanley & Co. International PLC	9/07/16	2
KRW	937,274	USD	812	Morgan Stanley & Co. International PLC	9/07/16	1
KRW	5,000,000	USD	4,266	Morgan Stanley & Co. International PLC	9/07/16	67
KRW	18,750,000	USD	15,998	Morgan Stanley & Co. International PLC	9/07/16	250
KRW	5,000,000	USD	4,327	Morgan Stanley & Co. International PLC	9/07/16	6
KRW	15,000,000	USD	12,686	Morgan Stanley & Co. International PLC	9/07/16	313
KRW	9,868,036	USD	8,526	Morgan Stanley & Co. International PLC	9/07/16	26
KRW	10,000,000	USD	8,493	Morgan Stanley & Co. International PLC	9/07/16	173
KRW	90,000,000	USD	76,440	Morgan Stanley & Co. International PLC	9/07/16	1,554
KRW	7,500,000	USD	6,336	Standard Chartered Bank	9/07/16	164
KRW	5,000,000	USD	4,331	UBS AG	9/07/16	2
KRW	5,000,000	USD	4,262	UBS AG	9/07/16	71
KRW	18,750,000	USD	15,982	UBS AG	9/07/16	267
KRW	17,500,000	USD	14,982	UBS AG	9/07/16	184
KRW	7,500,000	USD	6,328	UBS AG	9/07/16	172
KRW	15,000,000	USD	12,841	UBS AG	9/07/16	158
KRW	2,500,000	USD	2,140	UBS AG	9/07/16	26
MXN	200,000	USD	10,933	Bank of America, N.A.	9/07/16	(62)
MXN	200,000	USD	10,711	BNP Paribas S.A.	9/07/16	160
MXN	100,000	USD	5,355	BNP Paribas S.A.	9/07/16	80
MXN	300,000	USD	16,000	Citibank, N.A.	9/07/16	307
MXN	750,000	USD	40,067	Citibank, N.A.	9/07/16	700
MXN	1,200,000	USD	64,107	Citibank, N.A.	9/07/16	1,120
MXN	1,700,000	USD	90,818	Citibank, N.A.	9/07/16	1,587
MXN	1,500,000	USD	80,134	Citibank, N.A.	9/07/16	1,400
MXN	200,000	USD	10,424	Citibank, N.A.	9/07/16	447
MXN	600,000	USD	32,323	Citibank, N.A.	9/07/16	291
MXN	100,000	USD	5,337	Citibank, N.A.	9/07/16	98
MXN	214,603	USD	11,461	Citibank, N.A.	9/07/16	204
MXN	185,397	USD	9,861	Citibank, N.A.	9/07/16	216
MXN	100,000	USD	5,439	Citibank, N.A.	9/07/16	(3)
MXN	100,000	USD	5,325	Deutsche Bank AG	9/07/16	111
MXN	750,000	USD	40,299	Deutsche Bank AG	9/07/16	468
MXN	1,200,000	USD	64,478	Deutsche Bank AG	9/07/16	749
MXN	1,700,000	USD	91,344	Deutsche Bank AG	9/07/16	1,062
MXN	1,500,000	USD	80,598	Deutsche Bank AG	9/07/16	937
MXN	68,660	USD	3,644	Goldman Sachs International	9/07/16	88
MXN	131,340	USD	6,987	Morgan Stanley & Co. International PLC	9/07/16	152
MXN	500,000	USD	26,186	Morgan Stanley & Co. International PLC	9/07/16	992
MXN	100,000	USD	5,237	Morgan Stanley & Co. International PLC	9/07/16	198
MXN	300,000	USD	15,771	UBS AG	9/07/16	536
MYR	14,879	USD	3,683	Bank of America, N.A.	9/07/16	41
MYR	5,951	USD	1,473	Bank of America, N.A.	9/07/16	16
MYR	9,622	USD	2,367	Bank of America, N.A.	9/07/16	41
MYR	40,000	USD	9,761	Barclays Bank PLC	9/07/16	251
MYR	11,878	USD	2,947	Barclays Bank PLC	9/07/16	27
MYR	29,696	USD	7,366	Barclays Bank PLC	9/07/16	67
MYR	11,867	USD	2,947	Citibank, N.A.	9/07/16	24
MYR	29,669	USD	7,366	Citibank, N.A.	9/07/16	60
MYR	40,000	USD	9,741	Deutsche Bank AG	9/07/16	272
MYR	50,000	USD	12,148	Deutsche Bank AG	9/07/16	367
MYR	75,000	USD	18,182	Deutsche Bank AG	9/07/16	591
MYR	25,000	USD	6,061	Deutsche Bank AG	9/07/16	197
MYR	10,924	USD	2,685	Goldman Sachs International	9/07/16	50
MYR	27,309	USD	6,711	Goldman Sachs International	9/07/16	124
MYR	50,000	USD	12,376	HSBC Bank USA, N.A.	9/07/16	139
MYR	60,000	USD	14,609	HSBC Bank USA, N.A.	9/07/16	409

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	25

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	75,000	USD	18,437	HSBC Bank USA, N.A.	9/07/16	$336
MYR	100,000	USD	24,845	HSBC Bank USA, N.A.	9/07/16	185
MYR	400,000	USD	98,377	HSBC Bank USA, N.A.	9/07/16	1,745
MYR	47,540	USD	11,786	HSBC Bank USA, N.A.	9/07/16	113
MYR	118,850	USD	29,465	HSBC Bank USA, N.A.	9/07/16	283
MYR	19,237	USD	4,735	HSBC Bank USA, N.A.	9/07/16	80
MYR	50,000	USD	12,438	Morgan Stanley & Co. International PLC	9/07/16	77
MYR	29,598	USD	7,323	Morgan Stanley & Co. International PLC	9/07/16	85
MYR	11,839	USD	2,929	Morgan Stanley & Co. International PLC	9/07/16	34
MYR	60,000	USD	14,616	Morgan Stanley & Co. International PLC	9/07/16	402
MYR	50,000	USD	12,157	Morgan Stanley & Co. International PLC	9/07/16	359
MYR	50,000	USD	12,157	Morgan Stanley & Co. International PLC	9/07/16	359
MYR	50,000	USD	12,157	Morgan Stanley & Co. International PLC	9/07/16	359
MYR	21,141	USD	5,199	Morgan Stanley & Co. International PLC	9/07/16	93
MYR	75,000	USD	18,459	Morgan Stanley & Co. International PLC	9/07/16	314
MYR	150,000	USD	36,810	UBS AG	9/07/16	736
MYR	100,000	USD	24,621	UBS AG	9/07/16	409
MYR	25,000	USD	6,080	UBS AG	9/07/16	178
MYR	75,000	USD	18,239	UBS AG	9/07/16	534
NOK	72,338	USD	8,870	Bank of America, N.A.	9/07/16	(227)
NOK	200,000	USD	24,488	Citibank, N.A.	9/07/16	(593)
NOK	100,000	USD	12,093	Credit Suisse International	9/07/16	(145)
NOK	100,000	USD	11,874	Credit Suisse International	9/07/16	73
NOK	100,000	USD	11,981	Credit Suisse International	9/07/16	(33)
NOK	600,000	USD	71,885	Credit Suisse International	9/07/16	(200)
NOK	700,000	USD	83,121	Credit Suisse International	9/07/16	511
NOK	241,370	USD	29,207	Credit Suisse International	9/07/16	(370)
NOK	304,121	USD	37,227	Credit Suisse International	9/07/16	(892)
NOK	204,277	USD	24,029	Credit Suisse International	9/07/16	377
NOK	100,000	USD	11,927	Credit Suisse International	9/07/16	21
NOK	100,000	USD	11,927	Credit Suisse International	9/07/16	21
NOK	400,000	USD	47,707	Credit Suisse International	9/07/16	82
NOK	74,776	USD	8,965	Credit Suisse International	9/07/16	(31)
NOK	100,000	USD	12,072	Deutsche Bank AG	9/07/16	(125)
NOK	200,000	USD	24,144	Deutsche Bank AG	9/07/16	(249)
NOK	100,000	USD	11,805	Goldman Sachs International	9/07/16	142
NOK	25,225	USD	3,021	JPMorgan Chase Bank, N.A.	9/07/16	(8)
NOK	223,542	USD	27,420	JPMorgan Chase Bank, N.A.	9/07/16	(713)
NOK	195,723	USD	22,849	JPMorgan Chase Bank, N.A.	9/07/16	535
NOK	58,630	USD	7,084	JPMorgan Chase Bank, N.A.	9/07/16	(79)
NOK	1,300,000	USD	159,754	UBS AG	9/07/16	(4,437)
NOK	400,000	USD	49,155	UBS AG	9/07/16	(1,365)
NOK	1,300,000	USD	159,754	UBS AG	9/07/16	(4,437)
NZD	8,733	USD	6,220	BNP Paribas S.A.	9/07/16	(5)
NZD	30,000	USD	21,286	Citibank, N.A.	9/07/16	65
NZD	31,267	USD	22,272	Credit Suisse International	9/07/16	(19)
NZD	15,000	USD	10,709	Credit Suisse International	9/07/16	(33)
NZD	15,000	USD	10,731	Credit Suisse International	9/07/16	(56)
NZD	8,683	USD	6,090	Credit Suisse International	9/07/16	90
NZD	18,734	USD	13,164	Goldman Sachs International	9/07/16	169
NZD	31,224	USD	21,940	Goldman Sachs International	9/07/16	282
NZD	26,927	USD	19,068	Goldman Sachs International	9/07/16	96
NZD	150,000	USD	103,950	HSBC Bank USA, N.A.	9/07/16	2,803
NZD	18,776	USD	13,194	HSBC Bank USA, N.A.	9/07/16	168
NZD	11,266	USD	7,917	HSBC Bank USA, N.A.	9/07/16	101
NZD	5,000	USD	3,578	HSBC Bank USA, N.A.	9/07/16	(20)
NZD	40,000	USD	28,361	JPMorgan Chase Bank, N.A.	9/07/16	106
NZD	20,000	USD	14,178	JPMorgan Chase Bank, N.A.	9/07/16	55
NZD	10,000	USD	7,172	JPMorgan Chase Bank, N.A.	9/07/16	(55)
NZD	13,073	USD	9,264	JPMorgan Chase Bank, N.A.	9/07/16	40
NZD	10,000	USD	7,058	Morgan Stanley & Co. International PLC	9/07/16	59
NZD	10,000	USD	7,058	Morgan Stanley & Co. International PLC	9/07/16	59
NZD	30,000	USD	20,768	Morgan Stanley & Co. International PLC	9/07/16	582
NZD	51,317	USD	36,008	UBS AG	9/07/16	513

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	20,000	USD	14,103	Westpac Group	9/07/16	$131
NZD	20,000	USD	14,208	Westpac Group	9/07/16	25
NZD	15,000	USD	10,719	Westpac Group	9/07/16	(43)
PHP	94,720	USD	2,056	Barclays Bank PLC	9/07/16	(52)
PHP	206,816	USD	4,490	Barclays Bank PLC	9/07/16	(114)
PHP	57,928	USD	1,259	Citibank, N.A.	9/07/16	(33)
PHP	126,483	USD	2,749	Citibank, N.A.	9/07/16	(72)
PHP	2,500,000	USD	54,072	Deutsche Bank AG	9/07/16	(1,169)
PHP	600,000	USD	12,977	Deutsche Bank AG	9/07/16	(280)
PHP	100,000	USD	2,151	HSBC Bank USA, N.A.	9/07/16	(35)
PHP	200,000	USD	4,308	HSBC Bank USA, N.A.	9/07/16	(75)
PHP	300,000	USD	6,461	HSBC Bank USA, N.A.	9/07/16	(113)
PHP	219,652	USD	4,746	HSBC Bank USA, N.A.	9/07/16	(98)
PHP	292,870	USD	6,328	HSBC Bank USA, N.A.	9/07/16	(130)
PHP	200,000	USD	4,284	HSBC Bank USA, N.A.	9/07/16	(51)
PHP	500,000	USD	10,792	HSBC Bank USA, N.A.	9/07/16	(212)
PHP	300,000	USD	6,441	HSBC Bank USA, N.A.	9/07/16	(92)
PHP	700,000	USD	15,070	Morgan Stanley & Co. International PLC	9/07/16	(257)
PHP	47,352	USD	1,028	Morgan Stanley & Co. International PLC	9/07/16	(26)
PHP	103,390	USD	2,245	Morgan Stanley & Co. International PLC	9/07/16	(57)
PHP	400,000	USD	8,453	Morgan Stanley & Co. International PLC	9/07/16	11
PHP	163,312	USD	3,536	Morgan Stanley & Co. International PLC	9/07/16	(80)
PHP	107,130	USD	2,314	Morgan Stanley & Co. International PLC	9/07/16	(47)
PHP	80,348	USD	1,736	Morgan Stanley & Co. International PLC	9/07/16	(35)
PHP	1,100,000	USD	23,590	Standard Chartered Bank	9/07/16	(313)
PHP	300,000	USD	6,489	UBS AG	9/07/16	(141)
PHP	500,000	USD	10,827	UBS AG	9/07/16	(247)
PLN	21,353	EUR	4,882	Bank of America, N.A.	9/07/16	(26)
PLN	68,597	EUR	15,688	Barclays Bank PLC	9/07/16	(88)
PLN	5,826	EUR	1,335	Barclays Bank PLC	9/07/16	(10)
PLN	20,000	EUR	4,580	Barclays Bank PLC	9/07/16	(32)
PLN	100,000	EUR	22,530	Barclays Bank PLC	9/07/16	249
PLN	2,861	EUR	659	Barclays Bank PLC	9/07/16	(9)
PLN	150,000	EUR	34,510	Barclays Bank PLC	9/07/16	(422)
PLN	15,000	EUR	3,426	Barclays Bank PLC	9/07/16	(14)
PLN	74,710	EUR	17,088	Citibank, N.A.	9/07/16	(98)
PLN	14,543	EUR	3,337	Citibank, N.A.	9/07/16	(31)
PLN	15,600	EUR	3,593	Citibank, N.A.	9/07/16	(48)
PLN	20,037	EUR	4,614	Credit Suisse International	9/07/16	(61)
PLN	74,737	EUR	17,080	Credit Suisse International	9/07/16	(83)
PLN	23,271	EUR	5,335	Credit Suisse International	9/07/16	(44)
PLN	45,000	EUR	10,302	Deutsche Bank AG	9/07/16	(70)
PLN	60,000	EUR	13,701	HSBC Bank USA, N.A.	9/07/16	(54)
PLN	35,602	EUR	8,137	HSBC Bank USA, N.A.	9/07/16	(40)
PLN	2,861	EUR	659	HSBC Bank USA, N.A.	9/07/16	(9)
PLN	50,000	USD	12,635	Barclays Bank PLC	9/07/16	19
PLN	50,000	USD	12,965	Barclays Bank PLC	9/07/16	(311)
PLN	100,000	USD	24,793	Barclays Bank PLC	9/07/16	515
PLN	5,039	USD	1,278	Barclays Bank PLC	9/07/16	(3)
PLN	69,564	USD	17,557	Barclays Bank PLC	9/07/16	49
PLN	100,000	USD	25,359	Barclays Bank PLC	9/07/16	(51)
PLN	75,000	USD	19,023	Barclays Bank PLC	9/07/16	(42)
PLN	30,000	USD	7,771	BNP Paribas S.A.	9/07/16	(178)
PLN	20,000	USD	5,146	Credit Suisse International	9/07/16	(85)
PLN	20,000	USD	5,203	Credit Suisse International	9/07/16	(141)
PLN	50,397	USD	12,784	Deutsche Bank AG	9/07/16	(30)
PLN	30,000	USD	7,707	Deutsche Bank AG	9/07/16	(115)
PLN	50,000	USD	12,466	Deutsche Bank AG	9/07/16	189
PLN	650,000	USD	169,534	JPMorgan Chase Bank, N.A.	9/07/16	(5,030)
PLN	350,000	USD	91,287	JPMorgan Chase Bank, N.A.	9/07/16	(2,708)
PLN	50,000	USD	13,041	JPMorgan Chase Bank, N.A.	9/07/16	(387)
RON	50,000	USD	12,423	BNP Paribas S.A.	9/07/16	(145)
RON	100,000	USD	24,466	BNP Paribas S.A.	9/07/16	89
RON	50,000	USD	12,441	BNP Paribas S.A.	9/07/16	(164)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	27

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	50,000	USD	12,478	BNP Paribas S.A.	9/07/16	$(200)
RON	50,000	USD	12,405	BNP Paribas S.A.	9/07/16	(127)
RUB	700,000	USD	10,376	Barclays Bank PLC	9/07/16	390
RUB	243,250	USD	3,691	Barclays Bank PLC	9/07/16	50
RUB	215,295	USD	3,268	Barclays Bank PLC	9/07/16	43
RUB	107,647	USD	1,634	Barclays Bank PLC	9/07/16	21
RUB	400,000	USD	6,149	Barclays Bank PLC	9/07/16	3
RUB	200,000	USD	3,026	Barclays Bank PLC	9/07/16	50
RUB	150,000	USD	2,245	Barclays Bank PLC	9/07/16	63
RUB	276,961	USD	4,140	Barclays Bank PLC	9/07/16	120
RUB	400,000	USD	6,030	Citibank, N.A.	9/07/16	122
RUB	300,000	USD	4,461	Citibank, N.A.	9/07/16	153
RUB	400,000	USD	5,948	Citibank, N.A.	9/07/16	204
RUB	384,705	USD	5,849	Goldman Sachs International	9/07/16	68
RUB	192,353	USD	2,925	Goldman Sachs International	9/07/16	34
RUB	56,750	USD	861	Goldman Sachs International	9/07/16	12
RUB	7,500,000	USD	112,469	HSBC Bank USA, N.A.	9/07/16	2,881
RUB	1,600,000	USD	23,993	HSBC Bank USA, N.A.	9/07/16	615
RUB	500,000	USD	7,477	JPMorgan Chase Bank, N.A.	9/07/16	213
RUB	300,000	USD	4,544	JPMorgan Chase Bank, N.A.	9/07/16	70
RUB	323,039	USD	4,835	Morgan Stanley & Co. International PLC	9/07/16	134
RUB	150,000	USD	2,250	UBS AG	9/07/16	57
SEK	200,000	USD	24,123	Citibank, N.A.	9/07/16	(419)
SEK	200,000	USD	24,199	Citibank, N.A.	9/07/16	(495)
SEK	200,000	USD	24,132	Citibank, N.A.	9/07/16	(428)
SEK	45,000	USD	5,559	Citibank, N.A.	9/07/16	(225)
SEK	45,000	USD	5,559	Citibank, N.A.	9/07/16	(225)
SEK	100,000	USD	12,207	Credit Suisse International	9/07/16	(355)
SEK	100,000	USD	12,207	Credit Suisse International	9/07/16	(355)
SEK	400,000	USD	48,186	Credit Suisse International	9/07/16	(779)
SEK	100,000	USD	11,826	Credit Suisse International	9/07/16	25
SEK	55,000	USD	6,803	Credit Suisse International	9/07/16	(284)
SEK	55,000	USD	6,803	Credit Suisse International	9/07/16	(284)
SEK	100,000	USD	12,200	Credit Suisse International	9/07/16	(348)
SEK	100,000	USD	12,200	Credit Suisse International	9/07/16	(348)
SEK	200,000	USD	23,576	Deutsche Bank AG	9/07/16	128
SEK	500,000	USD	58,882	Deutsche Bank AG	9/07/16	378
SEK	600,000	USD	70,658	Deutsche Bank AG	9/07/16	453
SEK	100,000	USD	12,116	Goldman Sachs International	9/07/16	(265)
SGD	20,000	USD	14,735	Bank of America, N.A.	9/07/16	102
SGD	6,759	USD	4,982	Bank of America, N.A.	9/07/16	32
SGD	3,006	USD	2,230	Bank of America, N.A.	9/07/16	—
SGD	21,041	USD	15,611	Bank of America, N.A.	9/07/16	(1)
SGD	51,782	USD	38,440	Bank of America, N.A.	9/07/16	(25)
SGD	10,538	USD	7,806	Barclays Bank PLC	9/07/16	12
SGD	1,505	USD	1,115	Barclays Bank PLC	9/07/16	2
SGD	13,241	USD	9,757	Citibank, N.A.	9/07/16	67
SGD	961	USD	714	Citibank, N.A.	9/07/16	—
SGD	6,730	USD	4,995	Citibank, N.A.	9/07/16	(2)
SGD	1,496	USD	1,100	Citibank, N.A.	9/07/16	10
SGD	3,069	USD	2,262	Citibank, N.A.	9/07/16	15
SGD	32,426	USD	24,055	Citibank, N.A.	9/07/16	—
SGD	13,583	USD	10,054	Citibank, N.A.	9/07/16	23
SGD	50,000	USD	36,909	Credit Suisse International	9/07/16	185
SGD	10,000	USD	7,382	Credit Suisse International	9/07/16	37
SGD	18,218	USD	13,518	Credit Suisse International	9/07/16	(2)
SGD	5,435	USD	3,995	Credit Suisse International	9/07/16	38
SGD	10,000	USD	7,371	Goldman Sachs International	9/07/16	48
SGD	10,000	USD	7,371	Goldman Sachs International	9/07/16	48
SGD	13,992	USD	10,370	Goldman Sachs International	9/07/16	11
SGD	4,527	USD	3,347	Morgan Stanley & Co. International PLC	9/07/16	12
SGD	31,692	USD	23,426	Morgan Stanley & Co. International PLC	9/07/16	85
SGD	20,000	USD	14,892	Westpac Group	9/07/16	(55)
SGD	30,000	USD	22,139	Westpac Group	9/07/16	117

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	40,000	USD	29,518	Westpac Group	9/07/16	$157
THB	735,000	USD	20,857	Bank of America, N.A.	9/07/16	36
THB	200,000	USD	5,673	Bank of America, N.A.	9/07/16	12
THB	4,000,000	USD	113,459	Bank of America, N.A.	9/07/16	242
THB	2,600,000	USD	73,748	Bank of America, N.A.	9/07/16	158
THB	100,000	USD	2,839	Barclays Bank PLC	9/07/16	3
THB	365,000	USD	10,349	Barclays Bank PLC	9/07/16	27
THB	300,000	USD	8,513	Barclays Bank PLC	9/07/16	15
THB	700,000	USD	19,864	Barclays Bank PLC	9/07/16	34
THB	250,000	USD	7,061	Citibank, N.A.	9/07/16	45
THB	400,000	USD	11,322	Citibank, N.A.	9/07/16	48
THB	350,000	USD	9,907	Citibank, N.A.	9/07/16	42
THB	400,000	USD	11,325	Deutsche Bank AG	9/07/16	45
THB	350,000	USD	9,936	Goldman Sachs International	9/07/16	13
THB	100,000	USD	2,839	Goldman Sachs International	9/07/16	4
THB	1,100,000	USD	31,139	Goldman Sachs International	9/07/16	128
THB	100,000	USD	2,838	Goldman Sachs International	9/07/16	4
THB	300,000	USD	8,515	Goldman Sachs International	9/07/16	12
THB	400,000	USD	11,378	Goldman Sachs International	9/07/16	(8)
THB	350,000	USD	9,912	Goldman Sachs International	9/07/16	37
THB	400,000	USD	11,328	Goldman Sachs International	9/07/16	42
THB	250,000	USD	7,066	HSBC Bank USA, N.A.	9/07/16	40
THB	100,000	USD	2,840	JPMorgan Chase Bank, N.A.	9/07/16	2
THB	350,000	USD	9,940	JPMorgan Chase Bank, N.A.	9/07/16	9
TRY	30,000	USD	10,124	Bank of America, N.A.	9/07/16	143
TRY	24,783	USD	8,304	Barclays Bank PLC	9/07/16	177
TRY	12,392	USD	4,152	Barclays Bank PLC	9/07/16	89
TRY	10,753	USD	3,638	Barclays Bank PLC	9/07/16	42
TRY	7,168	USD	2,425	Barclays Bank PLC	9/07/16	28
TRY	46,595	USD	15,764	Barclays Bank PLC	9/07/16	183
TRY	40,000	USD	13,402	Barclays Bank PLC	9/07/16	287
TRY	19,194	USD	6,429	Barclays Bank PLC	9/07/16	140
TRY	10,000	USD	3,382	Barclays Bank PLC	9/07/16	40
TRY	20,000	USD	6,765	Barclays Bank PLC	9/07/16	80
TRY	60,000	USD	20,295	Barclays Bank PLC	9/07/16	239
TRY	7,608	USD	2,539	Citibank, N.A.	9/07/16	65
TRY	15,217	USD	5,079	Citibank, N.A.	9/07/16	129
TRY	30,000	USD	10,233	Citibank, N.A.	9/07/16	34
TRY	25,604	USD	8,653	Citibank, N.A.	9/07/16	110
TRY	20,806	USD	6,954	Citibank, N.A.	9/07/16	167
TRY	4,247	USD	1,437	Citibank, N.A.	9/07/16	17
TRY	2,832	USD	958	Citibank, N.A.	9/07/16	11
TRY	18,406	USD	6,227	Citibank, N.A.	9/07/16	72
TRY	10,000	USD	3,380	Citibank, N.A.	9/07/16	43
TRY	65,000	USD	21,968	Citibank, N.A.	9/07/16	277
TRY	15,000	USD	5,070	Citibank, N.A.	9/07/16	64
TRY	50,000	USD	16,738	Deutsche Bank AG	9/07/16	373
TRY	10,000	USD	3,348	Deutsche Bank AG	9/07/16	75
TRY	21,745	USD	7,393	Deutsche Bank AG	9/07/16	49
TRY	28,994	USD	9,857	Deutsche Bank AG	9/07/16	66
TRY	4,396	USD	1,489	Deutsche Bank AG	9/07/16	16
TRY	51,006	USD	17,328	HSBC Bank USA, N.A.	9/07/16	128
TRY	38,255	USD	12,996	HSBC Bank USA, N.A.	9/07/16	96
TRY	10,000	USD	3,402	JPMorgan Chase Bank, N.A.	9/07/16	20
TRY	10,000	USD	3,391	Morgan Stanley & Co. International PLC	9/07/16	31
TRY	15,000	USD	5,087	Morgan Stanley & Co. International PLC	9/07/16	47
TRY	10,000	USD	3,391	Morgan Stanley & Co. International PLC	9/07/16	31
TRY	15,000	USD	5,087	Morgan Stanley & Co. International PLC	9/07/16	47
TRY	51,824	USD	17,522	Morgan Stanley & Co. International PLC	9/07/16	214
TRY	7,403	USD	2,503	Morgan Stanley & Co. International PLC	9/07/16	31
TRY	12,597	USD	4,271	Morgan Stanley & Co. International PLC	9/07/16	40
TRY	78,176	USD	26,504	Morgan Stanley & Co. International PLC	9/07/16	251
TWD	65,000	USD	2,009	Bank of America, N.A.	9/07/16	13
TWD	150,000	USD	4,620	Barclays Bank PLC	9/07/16	47

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	29

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	94,190	USD	2,936	Citibank, N.A.	9/07/16	$(6)
TWD	188,380	USD	5,873	Citibank, N.A.	9/07/16	(11)
TWD	40,652	USD	1,257	Citibank, N.A.	9/07/16	7
TWD	13,551	USD	419	Citibank, N.A.	9/07/16	2
TWD	81,303	USD	2,515	Citibank, N.A.	9/07/16	15
TWD	100,000	USD	3,107	Citibank, N.A.	9/07/16	4
TWD	350,000	USD	10,982	Citibank, N.A.	9/07/16	(92)
TWD	100,000	USD	3,138	Citibank, N.A.	9/07/16	(26)
TWD	55,139	USD	1,710	Goldman Sachs International	9/07/16	5
TWD	72,415	USD	2,247	Goldman Sachs International	9/07/16	6
TWD	350,000	USD	10,958	Goldman Sachs International	9/07/16	(68)
TWD	100,000	USD	3,131	Goldman Sachs International	9/07/16	(19)
TWD	200,000	USD	6,231	Goldman Sachs International	9/07/16	(8)
TWD	65,000	USD	2,010	Goldman Sachs International	9/07/16	12
TWD	200,000	USD	6,171	Goldman Sachs International	9/07/16	52
TWD	105,810	USD	3,295	HSBC Bank USA, N.A.	9/07/16	(3)
TWD	211,620	USD	6,591	HSBC Bank USA, N.A.	9/07/16	(6)
TWD	400,000	USD	12,380	HSBC Bank USA, N.A.	9/07/16	66
TWD	400,000	USD	12,455	HSBC Bank USA, N.A.	9/07/16	(10)
TWD	518,697	USD	16,035	HSBC Bank USA, N.A.	9/07/16	104
TWD	259,348	USD	8,018	HSBC Bank USA, N.A.	9/07/16	52
TWD	86,449	USD	2,673	HSBC Bank USA, N.A.	9/07/16	17
TWD	70,000	USD	2,163	HSBC Bank USA, N.A.	9/07/16	15
TWD	200,000	USD	6,231	HSBC Bank USA, N.A.	9/07/16	(8)
TWD	200,000	USD	6,231	HSBC Bank USA, N.A.	9/07/16	(8)
TWD	267,101	USD	8,246	HSBC Bank USA, N.A.	9/07/16	64
TWD	200,000	USD	6,203	HSBC Bank USA, N.A.	9/07/16	19
TWD	200,000	USD	6,198	HSBC Bank USA, N.A.	9/07/16	25
TWD	300,000	USD	9,297	HSBC Bank USA, N.A.	9/07/16	37
TWD	267,101	USD	8,246	HSBC Bank USA, N.A.	9/07/16	64
TWD	200,000	USD	6,211	Morgan Stanley & Co. International PLC	9/07/16	12
TWD	200,000	USD	6,211	Morgan Stanley & Co. International PLC	9/07/16	12
TWD	72,446	USD	2,247	Morgan Stanley & Co. International PLC	9/07/16	7
TWD	150,000	USD	4,609	Morgan Stanley & Co. International PLC	9/07/16	58
TWD	32,899	USD	1,016	Morgan Stanley & Co. International PLC	9/07/16	8
TWD	32,899	USD	1,016	Morgan Stanley & Co. International PLC	9/07/16	8
TWD	200,000	USD	6,223	UBS AG	9/07/16	—
TWD	300,000	USD	9,255	UBS AG	9/07/16	79
TWD	700,000	USD	21,595	UBS AG	9/07/16	185
TWD	100,000	USD	3,085	UBS AG	9/07/16	26
TWD	1,500,000	USD	46,718	Westpac Group	9/07/16	(47)
TWD	1,300,000	USD	40,489	Westpac Group	9/07/16	(41)
USD	14,739	AUD	20,000	Bank of America, N.A.	9/07/16	(142)
USD	36,848	AUD	50,000	Bank of America, N.A.	9/07/16	(356)
USD	5,846	AUD	7,929	Bank of America, N.A.	9/07/16	(53)
USD	14,616	AUD	19,821	Bank of America, N.A.	9/07/16	(133)
USD	14,832	AUD	20,000	Bank of America, N.A.	9/07/16	(50)
USD	163,148	AUD	220,000	Bank of America, N.A.	9/07/16	(548)
USD	44,495	AUD	60,000	Bank of America, N.A.	9/07/16	(150)
USD	88,044	AUD	120,000	Barclays Bank PLC	9/07/16	(1,245)
USD	4,940	AUD	6,699	Barclays Bank PLC	9/07/16	(44)
USD	22,270	AUD	30,179	Barclays Bank PLC	9/07/16	(185)
USD	25,270	AUD	34,044	Barclays Bank PLC	9/07/16	(61)
USD	8,908	AUD	12,071	Barclays Bank PLC	9/07/16	(74)
USD	2,437	AUD	3,301	Citibank, N.A.	9/07/16	(19)
USD	58,883	AUD	80,000	Citibank, N.A.	9/07/16	(643)
USD	59,492	AUD	80,000	Citibank, N.A.	9/07/16	(34)
USD	22,310	AUD	30,000	Citibank, N.A.	9/07/16	(13)
USD	16,725	AUD	22,687	Credit Suisse International	9/07/16	(156)
USD	11,150	AUD	15,124	Credit Suisse International	9/07/16	(104)
USD	4,167	AUD	5,616	Credit Suisse International	9/07/16	(12)
USD	59,075	AUD	80,000	Credit Suisse International	9/07/16	(451)
USD	36,922	AUD	50,000	Credit Suisse International	9/07/16	(282)
USD	3,732	AUD	5,000	Credit Suisse International	9/07/16	12

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,197	AUD	15,000	Credit Suisse International	9/07/16	$36
USD	3,740	AUD	5,000	Credit Suisse International	9/07/16	19
USD	7,479	AUD	10,000	Credit Suisse International	9/07/16	38
USD	7,494	AUD	10,000	Credit Suisse International	9/07/16	53
USD	10,416	AUD	14,116	Goldman Sachs International	9/07/16	(87)
USD	7,418	AUD	10,000	HSBC Bank USA, N.A.	9/07/16	(23)
USD	7,418	AUD	10,000	HSBC Bank USA, N.A.	9/07/16	(23)
USD	7,372	AUD	10,000	HSBC Bank USA, N.A.	9/07/16	(69)
USD	7,372	AUD	10,000	HSBC Bank USA, N.A.	9/07/16	(69)
USD	41,478	AUD	55,956	JPMorgan Chase Bank, N.A.	9/07/16	(158)
USD	27,513	AUD	37,313	Morgan Stanley & Co. International PLC	9/07/16	(251)
USD	18,342	AUD	24,876	Morgan Stanley & Co. International PLC	9/07/16	(167)
USD	37,024	AUD	50,000	Morgan Stanley & Co. International PLC	9/07/16	(180)
USD	140,691	AUD	190,000	Morgan Stanley & Co. International PLC	9/07/16	(683)
USD	3,250	AUD	4,384	Morgan Stanley & Co. International PLC	9/07/16	(12)
USD	26,486	AUD	35,884	UBS AG	9/07/16	(214)
USD	11,158	AUD	15,000	Westpac Group	9/07/16	(3)
USD	3,719	AUD	5,000	Westpac Group	9/07/16	(1)
USD	3,743	AUD	5,000	Westpac Group	9/07/16	23
USD	7,486	AUD	10,000	Westpac Group	9/07/16	45
USD	37,638	AUD	50,000	Westpac Group	9/07/16	435
USD	25,963	CAD	33,716	Bank of America, N.A.	9/07/16	(138)
USD	9,986	CAD	12,968	Bank of America, N.A.	9/07/16	(53)
USD	6,774	CAD	8,659	Barclays Bank PLC	9/07/16	71
USD	18,623	CAD	23,714	BNP Paribas S.A.	9/07/16	265
USD	11,537	CAD	14,992	Citibank, N.A.	9/07/16	(69)
USD	4,437	CAD	5,766	Citibank, N.A.	9/07/16	(27)
USD	50,166	CAD	65,000	Citibank, N.A.	9/07/16	(154)
USD	15,438	CAD	20,000	Citibank, N.A.	9/07/16	(45)
USD	2,678	CAD	3,422	Citibank, N.A.	9/07/16	29
USD	50,889	CAD	65,015	Citibank, N.A.	9/07/16	558
USD	3,203	CAD	4,094	Citibank, N.A.	9/07/16	33
USD	60,848	CAD	77,787	Citibank, N.A.	9/07/16	630
USD	3,838	CAD	5,000	Citibank, N.A.	9/07/16	(32)
USD	5,421	CAD	6,961	Citibank, N.A.	9/07/16	32
USD	5,653	CAD	7,210	Citibank, N.A.	9/07/16	71
USD	1,776	CAD	2,269	Citibank, N.A.	9/07/16	19
USD	3,145	CAD	4,027	Citibank, N.A.	9/07/16	28
USD	31,272	CAD	40,000	Citibank, N.A.	9/07/16	306
USD	93,093	CAD	120,000	Citibank, N.A.	9/07/16	196
USD	12,789	CAD	16,286	Citibank, N.A.	9/07/16	181
USD	22,993	CAD	30,000	Credit Suisse International	9/07/16	(231)
USD	26,895	CAD	35,000	Deutsche Bank AG	9/07/16	(200)
USD	7,825	CAD	10,000	Deutsche Bank AG	9/07/16	83
USD	7,079	CAD	9,072	Deutsche Bank AG	9/07/16	56
USD	3,837	CAD	5,000	Goldman Sachs International	9/07/16	(34)
USD	62,580	CAD	81,291	Goldman Sachs International	9/07/16	(351)
USD	24,069	CAD	31,266	Goldman Sachs International	9/07/16	(135)
USD	80,243	CAD	103,039	HSBC Bank USA, N.A.	9/07/16	476
USD	7,864	CAD	10,000	HSBC Bank USA, N.A.	9/07/16	122
USD	14,368	CAD	18,348	JPMorgan Chase Bank, N.A.	9/07/16	164
USD	11,306	CAD	14,442	Morgan Stanley & Co. International PLC	9/07/16	126
USD	1,942	CAD	2,484	Morgan Stanley & Co. International PLC	9/07/16	19
USD	36,903	CAD	47,198	Morgan Stanley & Co. International PLC	9/07/16	365
USD	70,675	CAD	90,000	Morgan Stanley & Co. International PLC	9/07/16	1,003
USD	15,706	CAD	20,000	Morgan Stanley & Co. International PLC	9/07/16	223
USD	23,558	CAD	30,000	Morgan Stanley & Co. International PLC	9/07/16	334
USD	12,478	CAD	15,973	Morgan Stanley & Co. International PLC	9/07/16	112
USD	23,060	CAD	30,000	Morgan Stanley & Co. International PLC	9/07/16	(165)
USD	164,062	CAD	210,000	Royal Bank of Canada	9/07/16	1,492
USD	101,562	CAD	130,000	Royal Bank of Canada	9/07/16	924
USD	18,742	CHF	17,921	Barclays Bank PLC	9/07/16	324
USD	10,403	CHF	10,000	Citibank, N.A.	9/07/16	126
USD	10,420	CHF	10,000	Credit Suisse International	9/07/16	143

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	31

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,403	CHF	10,000	Credit Suisse International	9/07/16	$125
USD	30,760	CHF	30,000	Credit Suisse International	9/07/16	(73)
USD	10,402	CHF	10,000	Credit Suisse International	9/07/16	124
USD	10,242	CHF	10,000	Deutsche Bank AG	9/07/16	(36)
USD	10,419	CHF	10,000	Morgan Stanley & Co. International PLC	9/07/16	141
USD	2,175	CHF	2,079	Morgan Stanley & Co. International PLC	9/07/16	38
USD	34,699	CLP	23,500,000	Bank of America, N.A.	9/07/16	(606)
USD	24,363	CLP	16,500,000	Bank of America, N.A.	9/07/16	(426)
USD	16,980	CLP	11,500,000	Bank of America, N.A.	9/07/16	(297)
USD	5,829	CLP	4,000,000	Citibank, N.A.	9/07/16	(180)
USD	25,568	CLP	17,000,000	Credit Suisse International	9/07/16	28
USD	2,966	CLP	2,000,000	Credit Suisse International	9/07/16	(39)
USD	16,799	CLP	11,500,000	Goldman Sachs International	9/07/16	(478)
USD	24,103	CLP	16,500,000	Goldman Sachs International	9/07/16	(685)
USD	5,777	CLP	4,000,000	Goldman Sachs International	9/07/16	(233)
USD	34,329	CLP	23,500,000	Goldman Sachs International	9/07/16	(976)
USD	24,627	CLP	17,000,000	HSBC Bank USA, N.A.	9/07/16	(913)
USD	8,703	CLP	6,000,000	HSBC Bank USA, N.A.	9/07/16	(311)
USD	5,802	CLP	4,000,000	HSBC Bank USA, N.A.	9/07/16	(207)
USD	6,014	CLP	4,000,000	HSBC Bank USA, N.A.	9/07/16	4
USD	5,911	CLP	4,000,000	HSBC Bank USA, N.A.	9/07/16	(98)
USD	9,810	COP	30,000,000	Credit Suisse International	9/07/16	(328)
USD	21,256	COP	65,000,000	Credit Suisse International	9/07/16	(710)
USD	3,273	COP	10,000,000	Credit Suisse International	9/07/16	(106)
USD	9,364	COP	27,662,659	Deutsche Bank AG	9/07/16	16
USD	1,873	COP	5,532,532	Deutsche Bank AG	9/07/16	3
USD	3,317	COP	10,000,000	Deutsche Bank AG	9/07/16	(63)
USD	7,143	COP	21,784,839	Deutsche Bank AG	9/07/16	(219)
USD	15,476	COP	47,200,486	Deutsche Bank AG	9/07/16	(475)
USD	6,496	COP	20,000,000	Goldman Sachs International	9/07/16	(263)
USD	3,272	COP	10,000,000	HSBC Bank USA, N.A.	9/07/16	(108)
USD	1,512	COP	4,467,468	HSBC Bank USA, N.A.	9/07/16	3
USD	7,562	COP	22,337,341	HSBC Bank USA, N.A.	9/07/16	13
USD	3,342	COP	10,000,000	HSBC Bank USA, N.A.	9/07/16	(37)
USD	6,645	COP	20,000,000	HSBC Bank USA, N.A.	9/07/16	(113)
USD	3,379	COP	10,000,000	HSBC Bank USA, N.A.	9/07/16	—
USD	3,340	COP	10,000,000	HSBC Bank USA, N.A.	9/07/16	(39)
USD	6,681	COP	20,000,000	HSBC Bank USA, N.A.	9/07/16	(78)
USD	5,845	COP	17,799,514	HSBC Bank USA, N.A.	9/07/16	(170)
USD	2,698	COP	8,215,161	HSBC Bank USA, N.A.	9/07/16	(79)
USD	11,336	EUR	10,000	Bank of America, N.A.	9/07/16	213
USD	11,105	EUR	10,000	Barclays Bank PLC	9/07/16	(18)
USD	113,979	EUR	100,000	Barclays Bank PLC	9/07/16	2,753
USD	22,565	EUR	20,000	Barclays Bank PLC	9/07/16	320
USD	3,411	EUR	3,000	BNP Paribas S.A.	9/07/16	74
USD	11,301	EUR	10,000	Citibank, N.A.	9/07/16	178
USD	89,453	EUR	80,000	Citibank, N.A.	9/07/16	473
USD	5,643	EUR	5,000	Credit Suisse International	9/07/16	82
USD	5,633	EUR	5,000	Credit Suisse International	9/07/16	72
USD	11,406	EUR	10,000	Credit Suisse International	9/07/16	284
USD	11,261	EUR	10,000	Credit Suisse International	9/07/16	138
USD	11,363	EUR	10,000	Credit Suisse International	9/07/16	240
USD	11,356	EUR	10,000	Credit Suisse International	9/07/16	233
USD	11,302	EUR	10,000	Credit Suisse International	9/07/16	179
USD	5,686	EUR	5,000	Deutsche Bank AG	9/07/16	125
USD	11,102	EUR	10,000	HSBC Bank USA, N.A.	9/07/16	(21)
USD	36,401	EUR	32,000	Morgan Stanley & Co. International PLC	9/07/16	809
USD	7,176	HUF	2,000,000	Bank of America, N.A.	9/07/16	148
USD	783	HUF	218,760	Bank of America, N.A.	9/07/16	14
USD	2,349	HUF	656,281	Bank of America, N.A.	9/07/16	42
USD	6,143	HUF	1,760,000	Barclays Bank PLC	9/07/16	(42)
USD	49,146	HUF	14,080,000	Barclays Bank PLC	9/07/16	(333)
USD	839	HUF	240,000	Barclays Bank PLC	9/07/16	(5)
USD	6,711	HUF	1,920,000	Barclays Bank PLC	9/07/16	(37)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,588	HUF	1,000,000	Barclays Bank PLC	9/07/16	$74
USD	29,227	HUF	8,000,000	Barclays Bank PLC	9/07/16	1,114
USD	3,653	HUF	1,000,000	Barclays Bank PLC	9/07/16	139
USD	98,782	HUF	27,000,000	Barclays Bank PLC	9/07/16	3,901
USD	13,934	HUF	4,000,000	Barclays Bank PLC	9/07/16	(123)
USD	499	HUF	139,391	Barclays Bank PLC	9/07/16	10
USD	7,491	HUF	2,090,859	Barclays Bank PLC	9/07/16	143
USD	54,784	HUF	15,000,000	BNP Paribas S.A.	9/07/16	2,072
USD	10,882	HUF	3,000,000	BNP Paribas S.A.	9/07/16	340
USD	3,627	HUF	1,000,000	BNP Paribas S.A.	9/07/16	113
USD	27,503	HUF	7,682,544	Credit Suisse International	9/07/16	506
USD	1,834	HUF	512,170	Credit Suisse International	9/07/16	34
USD	14,420	HUF	4,000,000	Credit Suisse International	9/07/16	364
USD	18,025	HUF	5,000,000	Credit Suisse International	9/07/16	455
USD	2,395	HUF	669,107	Credit Suisse International	9/07/16	44
USD	798	HUF	223,036	Credit Suisse International	9/07/16	15
USD	14,956	HUF	4,181,452	Deutsche Bank AG	9/07/16	262
USD	997	HUF	278,763	Deutsche Bank AG	9/07/16	17
USD	250	HUF	69,676	JPMorgan Chase Bank, N.A.	9/07/16	5
USD	3,745	HUF	1,045,145	JPMorgan Chase Bank, N.A.	9/07/16	73
USD	28,101	HUF	8,000,000	JPMorgan Chase Bank, N.A.	9/07/16	(12)
USD	1,996	HUF	558,204	JPMorgan Chase Bank, N.A.	9/07/16	35
USD	5,989	HUF	1,674,612	JPMorgan Chase Bank, N.A.	9/07/16	104
USD	3,703	IDR	50,000,000	Barclays Bank PLC	9/07/16	(58)
USD	5,918	IDR	80,000,000	Barclays Bank PLC	9/07/16	(101)
USD	1,497	IDR	20,000,000	Citibank, N.A.	9/07/16	(8)
USD	2,954	IDR	40,000,000	Deutsche Bank AG	9/07/16	(55)
USD	17,732	IDR	240,000,000	HSBC Bank USA, N.A.	9/07/16	(324)
USD	2,955	IDR	40,000,000	HSBC Bank USA, N.A.	9/07/16	(54)
USD	11,096	IDR	150,000,000	HSBC Bank USA, N.A.	9/07/16	(189)
USD	6,773	IDR	90,000,000	HSBC Bank USA, N.A.	9/07/16	2
USD	1,339	IDR	18,067,885	HSBC Bank USA, N.A.	9/07/16	(20)
USD	2,237	IDR	30,000,000	HSBC Bank USA, N.A.	9/07/16	(20)
USD	2,972	IDR	40,000,000	HSBC Bank USA, N.A.	9/07/16	(37)
USD	1,628	IDR	21,932,115	Morgan Stanley & Co. International PLC	9/07/16	(22)
USD	54,437	IDR	730,000,000	Morgan Stanley & Co. International PLC	9/07/16	(482)
USD	50,708	IDR	680,000,000	Morgan Stanley & Co. International PLC	9/07/16	(449)
USD	6,764	IDR	90,000,000	Morgan Stanley & Co. International PLC	9/07/16	(7)
USD	1,493	IDR	20,000,000	Nomura International PLC	9/07/16	(12)
USD	18,875	IDR	250,000,000	UBS AG	9/07/16	67
USD	5,915	IDR	80,000,000	UBS AG	9/07/16	(104)
USD	6,795	IDR	90,000,000	UBS AG	9/07/16	24
USD	6,451	ILS	24,877	Bank of America, N.A.	9/07/16	(3)
USD	1,385	ILS	5,299	Barclays Bank PLC	9/07/16	10
USD	25,856	ILS	100,000	Citibank, N.A.	9/07/16	(89)
USD	3,462	ILS	13,254	Citibank, N.A.	9/07/16	23
USD	4,757	ILS	18,193	Credit Suisse International	9/07/16	37
USD	12,928	ILS	50,000	Deutsche Bank AG	9/07/16	(44)
USD	13,031	ILS	50,000	Deutsche Bank AG	9/07/16	59
USD	13,031	ILS	50,000	Deutsche Bank AG	9/07/16	59
USD	13,120	ILS	50,000	Deutsche Bank AG	9/07/16	147
USD	12,962	ILS	50,000	Deutsche Bank AG	9/07/16	(10)
USD	25,763	ILS	100,000	Goldman Sachs International	9/07/16	(182)
USD	3,260	ILS	12,562	HSBC Bank USA, N.A.	9/07/16	1
USD	3,462	ILS	13,254	HSBC Bank USA, N.A.	9/07/16	23
USD	13,040	ILS	50,000	HSBC Bank USA, N.A.	9/07/16	67
USD	3,260	ILS	12,561	JPMorgan Chase Bank, N.A.	9/07/16	1
USD	26,238	ILS	100,000	Morgan Stanley & Co. International PLC	9/07/16	293
USD	118,071	ILS	450,000	Morgan Stanley & Co. International PLC	9/07/16	1,318
USD	22,760	INR	1,564,041	Barclays Bank PLC	9/07/16	(156)
USD	8,712	INR	600,000	Barclays Bank PLC	9/07/16	(80)
USD	17,423	INR	1,200,000	Barclays Bank PLC	9/07/16	(159)
USD	2,421	INR	165,000	Barclays Bank PLC	9/07/16	3
USD	32,426	INR	2,210,000	Barclays Bank PLC	9/07/16	45

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	33

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,712	INR	1,000,000	Citibank, N.A.	9/07/16	$61
USD	5,885	INR	400,000	Citibank, N.A.	9/07/16	24
USD	5,885	INR	400,000	Citibank, N.A.	9/07/16	24
USD	1,635	INR	112,433	Citibank, N.A.	9/07/16	(12)
USD	3,658	INR	248,453	Citibank, N.A.	9/07/16	17
USD	158,190	INR	10,700,000	Citibank, N.A.	9/07/16	1,415
USD	147,842	INR	10,000,000	Citibank, N.A.	9/07/16	1,323
USD	2,014	INR	136,252	Citibank, N.A.	9/07/16	18
USD	9,618	INR	658,466	Citibank, N.A.	9/07/16	(30)
USD	5,496	INR	376,266	Citibank, N.A.	9/07/16	(17)
USD	1,832	INR	125,422	Citibank, N.A.	9/07/16	(6)
USD	27,644	INR	1,900,000	Citibank, N.A.	9/07/16	(194)
USD	4,180	INR	283,946	Citibank, N.A.	9/07/16	20
USD	23,457	INR	1,600,000	HSBC Bank USA, N.A.	9/07/16	14
USD	26,389	INR	1,800,000	HSBC Bank USA, N.A.	9/07/16	16
USD	17,593	INR	1,200,000	HSBC Bank USA, N.A.	9/07/16	10
USD	13,195	INR	900,000	HSBC Bank USA, N.A.	9/07/16	8
USD	6,643	INR	451,547	HSBC Bank USA, N.A.	9/07/16	27
USD	2,518	INR	170,339	HSBC Bank USA, N.A.	9/07/16	22
USD	5,933	INR	400,000	HSBC Bank USA, N.A.	9/07/16	72
USD	5,884	INR	400,000	HSBC Bank USA, N.A.	9/07/16	24
USD	10,245	INR	700,000	HSBC Bank USA, N.A.	9/07/16	(11)
USD	7,318	INR	500,000	HSBC Bank USA, N.A.	9/07/16	(8)
USD	21,051	INR	1,441,534	HSBC Bank USA, N.A.	9/07/16	(70)
USD	4,010	INR	274,578	HSBC Bank USA, N.A.	9/07/16	(13)
USD	12,029	INR	823,734	HSBC Bank USA, N.A.	9/07/16	(40)
USD	10,222	INR	700,000	HSBC Bank USA, N.A.	9/07/16	(35)
USD	5,841	INR	400,000	HSBC Bank USA, N.A.	9/07/16	(20)
USD	5,841	INR	400,000	HSBC Bank USA, N.A.	9/07/16	(20)
USD	7,593	INR	516,054	HSBC Bank USA, N.A.	9/07/16	31
USD	33,436	INR	2,280,000	Morgan Stanley & Co. International PLC	9/07/16	30
USD	2,493	INR	170,000	Morgan Stanley & Co. International PLC	9/07/16	2
USD	1,382	INR	93,409	Morgan Stanley & Co. International PLC	9/07/16	13
USD	3,251	INR	223,526	Morgan Stanley & Co. International PLC	9/07/16	(24)
USD	2,421	INR	165,000	Nomura International PLC	9/07/16	4
USD	32,431	INR	2,210,000	Nomura International PLC	9/07/16	50
USD	7,341	INR	500,000	UBS AG	9/07/16	15
USD	4,430	INR	300,000	UBS AG	9/07/16	34
USD	7,323	INR	500,000	UBS AG	9/07/16	(3)
USD	7,383	INR	500,000	UBS AG	9/07/16	57
USD	7,324	INR	500,000	Westpac Group	9/07/16	(2)
USD	9,472	JPY	1,000,000	Citibank, N.A.	9/07/16	(231)
USD	28,313	JPY	3,000,000	Credit Suisse International	9/07/16	(796)
USD	19,286	JPY	2,000,000	Goldman Sachs International	9/07/16	(120)
USD	93,552	JPY	10,000,000	JPMorgan Chase Bank, N.A.	9/07/16	(3,478)
USD	7,575	KRW	8,762,575	Bank of America, N.A.	9/07/16	(19)
USD	21,771	KRW	25,000,000	Barclays Bank PLC	9/07/16	106
USD	3,664	KRW	4,240,044	Barclays Bank PLC	9/07/16	(11)
USD	1,094	KRW	1,283,213	Barclays Bank PLC	9/07/16	(18)
USD	1,086	KRW	1,271,437	Barclays Bank PLC	9/07/16	(15)
USD	3,664	KRW	4,240,044	Barclays Bank PLC	9/07/16	(11)
USD	10,991	KRW	12,720,132	Barclays Bank PLC	9/07/16	(32)
USD	2,579	KRW	2,990,489	Barclays Bank PLC	9/07/16	(12)
USD	1,894	KRW	2,184,110	Barclays Bank PLC	9/07/16	1
USD	3,146	KRW	3,685,668	Citibank, N.A.	9/07/16	(48)
USD	10,991	KRW	12,720,681	Citibank, N.A.	9/07/16	(33)
USD	3,664	KRW	4,240,227	Citibank, N.A.	9/07/16	(11)
USD	3,664	KRW	4,240,227	Citibank, N.A.	9/07/16	(11)
USD	2,127	KRW	2,500,000	Deutsche Bank AG	9/07/16	(39)
USD	30,293	KRW	35,700,000	Deutsche Bank AG	9/07/16	(645)
USD	85,248	KRW	100,000,000	Deutsche Bank AG	9/07/16	(1,412)
USD	4,329	KRW	5,000,000	HSBC Bank USA, N.A.	9/07/16	(4)
USD	17,316	KRW	20,000,000	HSBC Bank USA, N.A.	9/07/16	(16)
USD	8,658	KRW	10,000,000	HSBC Bank USA, N.A.	9/07/16	(8)

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,173	KRW	2,542,895	HSBC Bank USA, N.A.	9/07/16	$(31)
USD	5,306	KRW	6,216,787	HSBC Bank USA, N.A.	9/07/16	(82)
USD	30,599	KRW	35,461,873	HSBC Bank USA, N.A.	9/07/16	(132)
USD	1,314	KRW	1,519,729	HSBC Bank USA, N.A.	9/07/16	(3)
USD	3,943	KRW	4,559,187	HSBC Bank USA, N.A.	9/07/16	(8)
USD	1,314	KRW	1,519,729	HSBC Bank USA, N.A.	9/07/16	(3)
USD	2,129	KRW	2,500,000	HSBC Bank USA, N.A.	9/07/16	(38)
USD	29,447	KRW	34,650,000	HSBC Bank USA, N.A.	9/07/16	(581)
USD	142,629	KRW	165,000,000	HSBC Bank USA, N.A.	9/07/16	(360)
USD	51,865	KRW	60,000,000	HSBC Bank USA, N.A.	9/07/16	(131)
USD	12,566	KRW	14,501,912	HSBC Bank USA, N.A.	9/07/16	(1)
USD	8,610	KRW	10,000,000	HSBC Bank USA, N.A.	9/07/16	(56)
USD	4,305	KRW	5,000,000	HSBC Bank USA, N.A.	9/07/16	(28)
USD	34,686	KRW	40,000,000	HSBC Bank USA, N.A.	9/07/16	22
USD	21,692	KRW	25,000,000	HSBC Bank USA, N.A.	9/07/16	27
USD	38,220	KRW	45,000,000	Morgan Stanley & Co. International PLC	9/07/16	(777)
USD	4,247	KRW	5,000,000	Morgan Stanley & Co. International PLC	9/07/16	(86)
USD	8,457	KRW	10,000,000	Morgan Stanley & Co. International PLC	9/07/16	(209)
USD	2,114	KRW	2,500,000	Morgan Stanley & Co. International PLC	9/07/16	(52)
USD	42,287	KRW	50,000,000	Morgan Stanley & Co. International PLC	9/07/16	(1,043)
USD	29,504	KRW	34,650,000	Morgan Stanley & Co. International PLC	9/07/16	(523)
USD	43,271	KRW	50,000,000	Morgan Stanley & Co. International PLC	9/07/16	(59)
USD	29,841	KRW	34,538,127	Morgan Stanley & Co. International PLC	9/07/16	(90)
USD	2,133	KRW	2,500,000	Morgan Stanley & Co. International PLC	9/07/16	(33)
USD	5,681	KRW	6,560,914	Morgan Stanley & Co. International PLC	9/07/16	(4)
USD	4,322	KRW	5,000,000	Morgan Stanley & Co. International PLC	9/07/16	(11)
USD	56,180	KRW	65,000,000	Morgan Stanley & Co. International PLC	9/07/16	(149)
USD	10,647	KRW	12,500,000	Morgan Stanley & Co. International PLC	9/07/16	(186)
USD	4,259	KRW	5,000,000	Morgan Stanley & Co. International PLC	9/07/16	(74)
USD	8,518	KRW	10,000,000	Morgan Stanley & Co. International PLC	9/07/16	(148)
USD	8,610	KRW	10,000,000	Morgan Stanley & Co. International PLC	9/07/16	(56)
USD	4,305	KRW	5,000,000	Morgan Stanley & Co. International PLC	9/07/16	(28)
USD	4,224	KRW	5,000,000	Standard Chartered Bank	9/07/16	(109)
USD	1,056	KRW	1,250,000	Standard Chartered Bank	9/07/16	(27)
USD	21,119	KRW	25,000,000	Standard Chartered Bank	9/07/16	(546)
USD	2,131	KRW	2,500,000	UBS AG	9/07/16	(36)
USD	4,219	KRW	5,000,000	UBS AG	9/07/16	(114)
USD	43,309	KRW	50,000,000	UBS AG	9/07/16	(21)
USD	4,258	KRW	5,000,000	UBS AG	9/07/16	(75)
USD	8,516	KRW	10,000,000	UBS AG	9/07/16	(150)
USD	10,645	KRW	12,500,000	UBS AG	9/07/16	(187)
USD	21,093	KRW	25,000,000	UBS AG	9/07/16	(572)
USD	1,055	KRW	1,250,000	UBS AG	9/07/16	(29)
USD	16,400	MXN	300,000	Bank of America, N.A.	9/07/16	93
USD	27,334	MXN	500,000	Bank of America, N.A.	9/07/16	156
USD	10,711	MXN	200,000	BNP Paribas S.A.	9/07/16	(160)
USD	2,644	MXN	50,000	Citibank, N.A.	9/07/16	(74)
USD	21,153	MXN	400,000	Citibank, N.A.	9/07/16	(590)
USD	2,644	MXN	50,000	Citibank, N.A.	9/07/16	(74)
USD	10,447	MXN	200,000	Citibank, N.A.	9/07/16	(424)
USD	15,670	MXN	300,000	Citibank, N.A.	9/07/16	(637)
USD	2,612	MXN	50,000	Citibank, N.A.	9/07/16	(106)
USD	5,212	MXN	100,000	Citibank, N.A.	9/07/16	(224)
USD	5,387	MXN	100,000	Citibank, N.A.	9/07/16	(48)
USD	10,898	MXN	200,000	Citibank, N.A.	9/07/16	27
USD	10,898	MXN	200,000	Citibank, N.A.	9/07/16	27
USD	858	MXN	16,338	Citibank, N.A.	9/07/16	(30)
USD	207	MXN	3,935	Citibank, N.A.	9/07/16	(7)
USD	24	MXN	463	Citibank, N.A.	9/07/16	(1)
USD	24	MXN	463	Citibank, N.A.	9/07/16	(1)
USD	36	MXN	694	Citibank, N.A.	9/07/16	(1)
USD	858	MXN	16,338	Citibank, N.A.	9/07/16	(30)
USD	7,291	MXN	138,877	Citibank, N.A.	9/07/16	(258)
USD	1,287	MXN	24,508	Citibank, N.A.	9/07/16	(46)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	35

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,865	MXN	53,651	Citibank, N.A.	9/07/16	$(51)
USD	2,465	MXN	46,349	Citibank, N.A.	9/07/16	(54)
USD	15,643	MXN	300,000	Deutsche Bank AG	9/07/16	(664)
USD	2,607	MXN	50,000	Deutsche Bank AG	9/07/16	(111)
USD	10,429	MXN	200,000	Deutsche Bank AG	9/07/16	(443)
USD	4,385	MXN	83,662	Deutsche Bank AG	9/07/16	(163)
USD	6,577	MXN	125,492	Deutsche Bank AG	9/07/16	(244)
USD	37,269	MXN	711,123	Deutsche Bank AG	9/07/16	(1,385)
USD	4,385	MXN	83,662	Deutsche Bank AG	9/07/16	(163)
USD	31,950	MXN	600,000	Deutsche Bank AG	9/07/16	(663)
USD	2,663	MXN	50,766	Deutsche Bank AG	9/07/16	(96)
USD	22,638	MXN	431,512	Deutsche Bank AG	9/07/16	(817)
USD	2,663	MXN	50,766	Deutsche Bank AG	9/07/16	(96)
USD	3,995	MXN	76,149	Deutsche Bank AG	9/07/16	(144)
USD	31,245	MXN	600,000	Deutsche Bank AG	9/07/16	(1,369)
USD	5,208	MXN	100,000	Deutsche Bank AG	9/07/16	(228)
USD	4,668	MXN	90,000	Deutsche Bank AG	9/07/16	(224)
USD	3,629	MXN	70,000	Deutsche Bank AG	9/07/16	(176)
USD	5,325	MXN	100,000	Deutsche Bank AG	9/07/16	(111)
USD	53,251	MXN	1,000,000	Deutsche Bank AG	9/07/16	(1,105)
USD	4,666	MXN	90,000	Goldman Sachs International	9/07/16	(226)
USD	2,557	MXN	48,771	Goldman Sachs International	9/07/16	(94)
USD	2,557	MXN	48,771	Goldman Sachs International	9/07/16	(94)
USD	21,734	MXN	414,553	Goldman Sachs International	9/07/16	(799)
USD	3,836	MXN	73,156	Goldman Sachs International	9/07/16	(141)
USD	2,635	MXN	50,000	Morgan Stanley & Co. International PLC	9/07/16	(82)
USD	2,635	MXN	50,000	Morgan Stanley & Co. International PLC	9/07/16	(82)
USD	21,084	MXN	400,000	Morgan Stanley & Co. International PLC	9/07/16	(659)
USD	15,712	MXN	300,000	Morgan Stanley & Co. International PLC	9/07/16	(595)
USD	10,474	MXN	200,000	Morgan Stanley & Co. International PLC	9/07/16	(397)
USD	13,038	MXN	250,000	Morgan Stanley & Co. International PLC	9/07/16	(551)
USD	26,285	MXN	500,000	UBS AG	9/07/16	(893)
USD	2,440	MYR	10,000	Barclays Bank PLC	9/07/16	(63)
USD	9,205	MYR	37,412	Barclays Bank PLC	9/07/16	(159)
USD	4,603	MYR	18,706	Barclays Bank PLC	9/07/16	(80)
USD	2,435	MYR	10,000	Deutsche Bank AG	9/07/16	(68)
USD	12,177	MYR	50,000	Deutsche Bank AG	9/07/16	(338)
USD	18,266	MYR	75,000	Deutsche Bank AG	9/07/16	(507)
USD	6,134	MYR	25,000	Deutsche Bank AG	9/07/16	(123)
USD	6,134	MYR	25,000	Deutsche Bank AG	9/07/16	(123)
USD	18,634	MYR	75,000	Deutsche Bank AG	9/07/16	(139)
USD	24,295	MYR	100,000	Deutsche Bank AG	9/07/16	(735)
USD	6,137	MYR	24,921	Goldman Sachs International	9/07/16	(101)
USD	3,068	MYR	12,460	Goldman Sachs International	9/07/16	(50)
USD	3,652	MYR	15,000	HSBC Bank USA, N.A.	9/07/16	(102)
USD	12,423	MYR	50,000	HSBC Bank USA, N.A.	9/07/16	(93)
USD	12,423	MYR	50,000	HSBC Bank USA, N.A.	9/07/16	(93)
USD	36,891	MYR	150,000	HSBC Bank USA, N.A.	9/07/16	(654)
USD	86,080	MYR	350,000	HSBC Bank USA, N.A.	9/07/16	(1,527)
USD	110,674	MYR	450,000	HSBC Bank USA, N.A.	9/07/16	(1,963)
USD	12,376	MYR	50,000	HSBC Bank USA, N.A.	9/07/16	(139)
USD	12,372	MYR	50,000	HSBC Bank USA, N.A.	9/07/16	(143)
USD	26	MYR	108	JPMorgan Chase Bank, N.A.	9/07/16	—
USD	53	MYR	215	JPMorgan Chase Bank, N.A.	9/07/16	(1)
USD	3,654	MYR	15,000	Morgan Stanley & Co. International PLC	9/07/16	(100)
USD	24,313	MYR	100,000	Morgan Stanley & Co. International PLC	9/07/16	(717)
USD	18,769	MYR	75,000	Morgan Stanley & Co. International PLC	9/07/16	(4)
USD	12,438	MYR	50,000	Morgan Stanley & Co. International PLC	9/07/16	(77)
USD	24,876	MYR	100,000	Morgan Stanley & Co. International PLC	9/07/16	(155)
USD	4,603	MYR	18,726	Morgan Stanley & Co. International PLC	9/07/16	(85)
USD	9,205	MYR	37,453	Morgan Stanley & Co. International PLC	9/07/16	(169)
USD	12,160	MYR	50,000	UBS AG	9/07/16	(356)
USD	12,171	MYR	50,000	UBS AG	9/07/16	(344)
USD	18,257	MYR	75,000	UBS AG	9/07/16	(516)

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,621	MYR	100,000	UBS AG	9/07/16	$(409)
USD	6,143	MYR	25,000	UBS AG	9/07/16	(115)
USD	6,143	MYR	25,000	UBS AG	9/07/16	(115)
USD	18,671	NOK	155,681	Bank of America, N.A.	9/07/16	71
USD	26,139	NOK	217,953	Bank of America, N.A.	9/07/16	100
USD	1,478	NOK	12,056	Bank of America, N.A.	9/07/16	38
USD	10,103	NOK	82,927	Bank of America, N.A.	9/07/16	196
USD	10,763	NOK	90,000	Citibank, N.A.	9/07/16	10
USD	14,948	NOK	125,000	Citibank, N.A.	9/07/16	14
USD	4,785	NOK	40,000	Citibank, N.A.	9/07/16	6
USD	6,579	NOK	55,000	Citibank, N.A.	9/07/16	8
USD	10,793	NOK	90,000	Citibank, N.A.	9/07/16	41
USD	14,991	NOK	125,000	Citibank, N.A.	9/07/16	57
USD	12,244	NOK	100,000	Citibank, N.A.	9/07/16	296
USD	3,510	NOK	29,252	Credit Suisse International	9/07/16	15
USD	4,914	NOK	40,953	Credit Suisse International	9/07/16	21
USD	6,838	NOK	57,049	Credit Suisse International	9/07/16	22
USD	9,789	NOK	81,669	Credit Suisse International	9/07/16	32
USD	6,204	NOK	50,687	Credit Suisse International	9/07/16	149
USD	14,262	NOK	117,073	Credit Suisse International	9/07/16	275
USD	9,736	NOK	80,457	Credit Suisse International	9/07/16	123
USD	26,895	NOK	224,326	Credit Suisse International	9/07/16	94
USD	8,965	NOK	74,775	Credit Suisse International	9/07/16	31
USD	59,904	NOK	500,000	Credit Suisse International	9/07/16	167
USD	36,043	NOK	306,415	Credit Suisse International	9/07/16	(566)
USD	12,334	NOK	100,000	Credit Suisse International	9/07/16	387
USD	37,002	NOK	300,000	Credit Suisse International	9/07/16	1,160
USD	12,093	NOK	100,000	Credit Suisse International	9/07/16	145
USD	12,093	NOK	100,000	Credit Suisse International	9/07/16	145
USD	12,051	NOK	100,000	Deutsche Bank AG	9/07/16	104
USD	11,805	NOK	100,000	Goldman Sachs International	9/07/16	(142)
USD	4,570	NOK	37,257	JPMorgan Chase Bank, N.A.	9/07/16	119
USD	2,361	NOK	19,543	JPMorgan Chase Bank, N.A.	9/07/16	26
USD	9,064	NOK	75,674	JPMorgan Chase Bank, N.A.	9/07/16	23
USD	3,021	NOK	25,225	JPMorgan Chase Bank, N.A.	9/07/16	8
USD	34,274	NOK	293,585	JPMorgan Chase Bank, N.A.	9/07/16	(802)
USD	6,511	NOK	54,426	Morgan Stanley & Co. International PLC	9/07/16	9
USD	4,548	NOK	38,019	Morgan Stanley & Co. International PLC	9/07/16	6
USD	110,599	NOK	900,000	UBS AG	9/07/16	3,072
USD	12,134	NOK	100,000	UBS AG	9/07/16	187
USD	10,240	NZD	14,727	Bank of America, N.A.	9/07/16	(241)
USD	4,096	NZD	5,891	Bank of America, N.A.	9/07/16	(96)
USD	48,954	NZD	70,000	Barclays Bank PLC	9/07/16	(864)
USD	34,967	NZD	50,000	Barclays Bank PLC	9/07/16	(617)
USD	15,730	NZD	22,453	Citibank, N.A.	9/07/16	(249)
USD	13,109	NZD	18,711	Citibank, N.A.	9/07/16	(207)
USD	14,102	NZD	20,167	Citibank, N.A.	9/07/16	(251)
USD	12,692	NZD	18,150	Citibank, N.A.	9/07/16	(226)
USD	13,839	NZD	19,750	Citibank, N.A.	9/07/16	(217)
USD	12,455	NZD	17,775	Citibank, N.A.	9/07/16	(195)
USD	11,164	NZD	15,919	Credit Suisse International	9/07/16	(165)
USD	1,015	NZD	1,447	Credit Suisse International	9/07/16	(15)
USD	8,335	NZD	11,856	Credit Suisse International	9/07/16	(103)
USD	3,126	NZD	4,446	Credit Suisse International	9/07/16	(39)
USD	3,570	NZD	5,000	Credit Suisse International	9/07/16	11
USD	4,767	NZD	6,732	Goldman Sachs International	9/07/16	(24)
USD	11,276	NZD	16,006	Goldman Sachs International	9/07/16	(115)
USD	30,070	NZD	42,682	Goldman Sachs International	9/07/16	(306)
USD	6,348	NZD	9,075	HSBC Bank USA, N.A.	9/07/16	(110)
USD	7,054	NZD	10,083	HSBC Bank USA, N.A.	9/07/16	(123)
USD	55,440	NZD	80,000	HSBC Bank USA, N.A.	9/07/16	(1,495)
USD	166,320	NZD	240,000	HSBC Bank USA, N.A.	9/07/16	(4,484)
USD	10,244	NZD	14,727	HSBC Bank USA, N.A.	9/07/16	(237)
USD	4,097	NZD	5,891	HSBC Bank USA, N.A.	9/07/16	(95)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	37

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,089	NZD	10,000	JPMorgan Chase Bank, N.A.	9/07/16	$(28)
USD	2,316	NZD	3,268	JPMorgan Chase Bank, N.A.	9/07/16	(10)
USD	14,181	NZD	20,000	JPMorgan Chase Bank, N.A.	9/07/16	(53)
USD	7,090	NZD	10,000	JPMorgan Chase Bank, N.A.	9/07/16	(27)
USD	5,282	NZD	7,547	Morgan Stanley & Co. International PLC	9/07/16	(89)
USD	14,294	NZD	20,547	Morgan Stanley & Co. International PLC	9/07/16	(329)
USD	5,718	NZD	8,219	Morgan Stanley & Co. International PLC	9/07/16	(131)
USD	4,402	NZD	6,289	Morgan Stanley & Co. International PLC	9/07/16	(74)
USD	17,918	NZD	25,461	Morgan Stanley & Co. International PLC	9/07/16	(203)
USD	6,719	NZD	9,548	Morgan Stanley & Co. International PLC	9/07/16	(76)
USD	14,117	NZD	20,000	Morgan Stanley & Co. International PLC	9/07/16	(117)
USD	14,117	NZD	20,000	Morgan Stanley & Co. International PLC	9/07/16	(117)
USD	6,001	NZD	8,553	UBS AG	9/07/16	(86)
USD	66,015	NZD	94,081	UBS AG	9/07/16	(941)
USD	3,573	NZD	5,000	Westpac Group	9/07/16	14
USD	28,206	NZD	40,000	Westpac Group	9/07/16	(261)
USD	8,651	PHP	403,622	Barclays Bank PLC	9/07/16	110
USD	609	PHP	28,767	Citibank, N.A.	9/07/16	—
USD	1,051	PHP	49,689	Citibank, N.A.	9/07/16	—
USD	775	PHP	36,613	Citibank, N.A.	9/07/16	—
USD	15,179	PHP	720,736	Citibank, N.A.	9/07/16	(73)
USD	5,903	PHP	280,286	Citibank, N.A.	9/07/16	(28)
USD	6,746	PHP	320,327	Citibank, N.A.	9/07/16	(32)
USD	6,489	PHP	300,000	Deutsche Bank AG	9/07/16	140
USD	1,773	PHP	84,084	Goldman Sachs International	9/07/16	(6)
USD	2,026	PHP	96,096	Goldman Sachs International	9/07/16	(7)
USD	4,559	PHP	216,216	Goldman Sachs International	9/07/16	(16)
USD	3,546	PHP	167,929	Goldman Sachs International	9/07/16	(8)
USD	4,052	PHP	191,919	Goldman Sachs International	9/07/16	(9)
USD	9,118	PHP	431,817	Goldman Sachs International	9/07/16	(20)
USD	5,620	PHP	265,263	Goldman Sachs International	9/07/16	7
USD	4,416	PHP	208,421	Goldman Sachs International	9/07/16	6
USD	7,628	PHP	360,000	Goldman Sachs International	9/07/16	10
USD	4,243	PHP	200,000	HSBC Bank USA, N.A.	9/07/16	10
USD	23,335	PHP	1,100,000	HSBC Bank USA, N.A.	9/07/16	57
USD	2,659	PHP	125,671	HSBC Bank USA, N.A.	9/07/16	—
USD	3,039	PHP	143,624	HSBC Bank USA, N.A.	9/07/16	—
USD	6,838	PHP	323,155	HSBC Bank USA, N.A.	9/07/16	—
USD	6,433	PHP	300,000	HSBC Bank USA, N.A.	9/07/16	84
USD	6,454	PHP	300,000	HSBC Bank USA, N.A.	9/07/16	106
USD	8,499	PHP	396,378	HSBC Bank USA, N.A.	9/07/16	111
USD	14,846	PHP	700,000	HSBC Bank USA, N.A.	9/07/16	33
USD	20,148	PHP	950,000	HSBC Bank USA, N.A.	9/07/16	45
USD	11,665	PHP	550,000	HSBC Bank USA, N.A.	9/07/16	26
USD	886	PHP	42,030	Morgan Stanley & Co. International PLC	9/07/16	(3)
USD	2,279	PHP	108,076	Morgan Stanley & Co. International PLC	9/07/16	(8)
USD	1,013	PHP	48,034	Morgan Stanley & Co. International PLC	9/07/16	(3)
USD	8,453	PHP	400,000	Morgan Stanley & Co. International PLC	9/07/16	(11)
USD	8,431	PHP	398,124	Morgan Stanley & Co. International PLC	9/07/16	6
USD	6,624	PHP	312,812	Morgan Stanley & Co. International PLC	9/07/16	5
USD	11,442	PHP	540,311	Morgan Stanley & Co. International PLC	9/07/16	8
USD	32,168	PHP	1,500,000	Standard Chartered Bank	9/07/16	426
USD	8,586	PHP	400,000	UBS AG	9/07/16	121
USD	1,746	PLN	6,926	Barclays Bank PLC	9/07/16	(7)
USD	5,073	PLN	20,000	Barclays Bank PLC	9/07/16	11
USD	307	PLN	1,209	Barclays Bank PLC	9/07/16	1
USD	4,214	PLN	16,695	Barclays Bank PLC	9/07/16	(12)
USD	12,680	PLN	50,000	Barclays Bank PLC	9/07/16	25
USD	27,533	PLN	110,000	Barclays Bank PLC	9/07/16	(306)
USD	39,441	PLN	150,000	Barclays Bank PLC	9/07/16	1,479
USD	12,397	PLN	50,000	Barclays Bank PLC	9/07/16	(258)
USD	13,057	PLN	50,000	Barclays Bank PLC	9/07/16	403
USD	12,965	PLN	50,000	Barclays Bank PLC	9/07/16	311
USD	12,623	PLN	50,000	BNP Paribas S.A.	9/07/16	(32)

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,771	PLN	30,000	BNP Paribas S.A.	9/07/16	$178
USD	12,874	PLN	50,000	BNP Paribas S.A.	9/07/16	220
USD	12,796	PLN	50,000	BNP Paribas S.A.	9/07/16	142
USD	18,790	PLN	74,903	Credit Suisse International	9/07/16	(166)
USD	5,264	PLN	20,808	Credit Suisse International	9/07/16	(2)
USD	16,876	PLN	65,764	Credit Suisse International	9/07/16	232
USD	22,517	PLN	90,000	Credit Suisse International	9/07/16	(260)
USD	5,203	PLN	20,000	Credit Suisse International	9/07/16	141
USD	3,068	PLN	12,095	Deutsche Bank AG	9/07/16	7
USD	12,466	PLN	50,000	Deutsche Bank AG	9/07/16	(189)
USD	12,466	PLN	50,000	Deutsche Bank AG	9/07/16	(189)
USD	1,754	PLN	6,798	Deutsche Bank AG	9/07/16	34
USD	5,247	PLN	20,914	JPMorgan Chase Bank, N.A.	9/07/16	(46)
USD	5,614	PLN	22,266	JPMorgan Chase Bank, N.A.	9/07/16	(21)
USD	34,473	PLN	134,236	JPMorgan Chase Bank, N.A.	9/07/16	500
USD	11,150	PLN	43,202	JPMorgan Chase Bank, N.A.	9/07/16	217
USD	1,049	PLN	4,183	UBS AG	9/07/16	(9)
USD	12,314	RON	50,000	BNP Paribas S.A.	9/07/16	37
USD	12,630	RON	50,000	BNP Paribas S.A.	9/07/16	352
USD	12,237	RON	50,000	BNP Paribas S.A.	9/07/16	(41)
USD	37,851	RON	150,000	HSBC Bank USA, N.A.	9/07/16	1,018
USD	25,836	RUB	1,702,749	Barclays Bank PLC	9/07/16	(353)
USD	4,306	RUB	283,792	Barclays Bank PLC	9/07/16	(59)
USD	5,871	RUB	383,451	Barclays Bank PLC	9/07/16	(27)
USD	4,403	RUB	287,588	Barclays Bank PLC	9/07/16	(20)
USD	1,634	RUB	107,647	Barclays Bank PLC	9/07/16	(21)
USD	4,584	RUB	300,000	Barclays Bank PLC	9/07/16	(30)
USD	12,018	RUB	800,000	Barclays Bank PLC	9/07/16	(286)
USD	8,922	RUB	600,000	Citibank, N.A.	9/07/16	(306)
USD	1,507	RUB	100,000	Citibank, N.A.	9/07/16	(31)
USD	6,030	RUB	400,000	Citibank, N.A.	9/07/16	(122)
USD	7,682	RUB	500,000	Citibank, N.A.	9/07/16	(8)
USD	3,060	RUB	200,000	Credit Suisse International	9/07/16	(16)
USD	12,238	RUB	800,000	Credit Suisse International	9/07/16	(66)
USD	13,768	RUB	900,000	Credit Suisse International	9/07/16	(74)
USD	17,812	RUB	1,200,000	Credit Suisse International	9/07/16	(644)
USD	4,453	RUB	300,000	Credit Suisse International	9/07/16	(161)
USD	190	RUB	12,412	Goldman Sachs International	9/07/16	(1)
USD	254	RUB	16,549	Goldman Sachs International	9/07/16	(1)
USD	2,925	RUB	192,353	Goldman Sachs International	9/07/16	(34)
USD	6,027	RUB	397,251	Goldman Sachs International	9/07/16	(82)
USD	1,005	RUB	66,208	Goldman Sachs International	9/07/16	(14)
USD	31,809	RUB	2,100,000	JPMorgan Chase Bank, N.A.	9/07/16	(489)
USD	5,301	RUB	350,000	JPMorgan Chase Bank, N.A.	9/07/16	(82)
USD	7,760	SEK	63,759	Bank of America, N.A.	9/07/16	203
USD	6,022	SEK	49,737	Bank of America, N.A.	9/07/16	127
USD	12,066	SEK	100,000	Citibank, N.A.	9/07/16	214
USD	12,066	SEK	100,000	Citibank, N.A.	9/07/16	214
USD	17,293	SEK	140,000	Citibank, N.A.	9/07/16	700
USD	44,272	SEK	375,000	Citibank, N.A.	9/07/16	(173)
USD	201	SEK	1,655	Citibank, N.A.	9/07/16	5
USD	134	SEK	1,103	Citibank, N.A.	9/07/16	3
USD	11,826	SEK	100,000	Credit Suisse International	9/07/16	(25)
USD	16,608	SEK	136,241	Credit Suisse International	9/07/16	461
USD	4,136	SEK	34,345	Credit Suisse International	9/07/16	65
USD	42,449	SEK	350,263	Credit Suisse International	9/07/16	936
USD	19,790	SEK	160,000	Credit Suisse International	9/07/16	827
USD	2,948	SEK	25,000	Credit Suisse International	9/07/16	(15)
USD	36,303	SEK	298,345	Credit Suisse International	9/07/16	943
USD	24,202	SEK	198,897	Credit Suisse International	9/07/16	629
USD	23,576	SEK	200,000	Deutsche Bank AG	9/07/16	(128)
USD	12,360	SEK	100,000	Goldman Sachs International	9/07/16	508
USD	80,337	SEK	650,000	Goldman Sachs International	9/07/16	3,299
USD	30,899	SEK	250,000	Goldman Sachs International	9/07/16	1,269

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	39

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,180	SEK	50,000	Goldman Sachs International	9/07/16	$254
USD	111,236	SEK	900,000	Goldman Sachs International	9/07/16	4,568
USD	12,116	SEK	100,000	Goldman Sachs International	9/07/16	265
USD	30,927	SEK	250,000	HSBC Bank USA, N.A.	9/07/16	1,297
USD	111,336	SEK	900,000	HSBC Bank USA, N.A.	9/07/16	4,668
USD	80,409	SEK	650,000	HSBC Bank USA, N.A.	9/07/16	3,372
USD	6,185	SEK	50,000	HSBC Bank USA, N.A.	9/07/16	259
USD	7,888	SEK	65,655	JPMorgan Chase Bank, N.A.	9/07/16	106
USD	7,368	SGD	10,000	Bank of America, N.A.	9/07/16	(51)
USD	7,368	SGD	10,000	Bank of America, N.A.	9/07/16	(51)
USD	10,983	SGD	14,795	Bank of America, N.A.	9/07/16	7
USD	5,491	SGD	7,397	Bank of America, N.A.	9/07/16	4
USD	2,491	SGD	3,379	Bank of America, N.A.	9/07/16	(16)
USD	22,152	SGD	30,000	Bank of America, N.A.	9/07/16	(104)
USD	22,122	SGD	30,000	Barclays Bank PLC	9/07/16	(134)
USD	7,374	SGD	10,000	Barclays Bank PLC	9/07/16	(45)
USD	3,698	SGD	5,000	Barclays Bank PLC	9/07/16	(11)
USD	22,190	SGD	30,000	Barclays Bank PLC	9/07/16	(66)
USD	7,448	SGD	10,000	Barclays Bank PLC	9/07/16	30
USD	26,219	SGD	35,000	Citibank, N.A.	9/07/16	253
USD	7,491	SGD	10,000	Citibank, N.A.	9/07/16	72
USD	4,878	SGD	6,621	Citibank, N.A.	9/07/16	(33)
USD	19,798	SGD	26,922	Citibank, N.A.	9/07/16	(174)
USD	40,709	SGD	55,243	Citibank, N.A.	9/07/16	(274)
USD	3,862	SGD	5,205	Credit Suisse International	9/07/16	1
USD	1,931	SGD	2,603	Credit Suisse International	9/07/16	—
USD	71,904	SGD	97,835	Credit Suisse International	9/07/16	(677)
USD	22,164	SGD	30,000	Deutsche Bank AG	9/07/16	(92)
USD	3,694	SGD	5,000	Deutsche Bank AG	9/07/16	(15)
USD	29,477	SGD	40,000	Deutsche Bank AG	9/07/16	(198)
USD	50,475	SGD	68,371	Deutsche Bank AG	9/07/16	(247)
USD	26,238	SGD	35,000	Deutsche Bank AG	9/07/16	273
USD	7,497	SGD	10,000	Deutsche Bank AG	9/07/16	78
USD	8,577	SGD	11,629	Goldman Sachs International	9/07/16	(51)
USD	7,372	SGD	10,000	Goldman Sachs International	9/07/16	(47)
USD	7,372	SGD	10,000	Goldman Sachs International	9/07/16	(47)
USD	7,402	SGD	10,000	Goldman Sachs International	9/07/16	(17)
USD	29,454	SGD	40,000	HSBC Bank USA, N.A.	9/07/16	(221)
USD	7,456	SGD	10,000	JPMorgan Chase Bank, N.A.	9/07/16	37
USD	7,446	SGD	10,000	Westpac Group	9/07/16	27
USD	3,831	THB	135,000	Bank of America, N.A.	9/07/16	(7)
USD	2,843	THB	100,000	Barclays Bank PLC	9/07/16	—
USD	19,892	THB	700,000	Barclays Bank PLC	9/07/16	(6)
USD	5,683	THB	200,000	Barclays Bank PLC	9/07/16	(2)
USD	14,215	THB	500,000	Barclays Bank PLC	9/07/16	2
USD	8,529	THB	300,000	Barclays Bank PLC	9/07/16	1
USD	1,843	THB	65,000	Barclays Bank PLC	9/07/16	(5)
USD	14,196	THB	500,000	Barclays Bank PLC	9/07/16	(16)
USD	14,188	THB	500,000	Barclays Bank PLC	9/07/16	(24)
USD	29,657	THB	1,050,000	Citibank, N.A.	9/07/16	(190)
USD	4,808	THB	170,000	Credit Suisse International	9/07/16	(25)
USD	3,535	THB	125,000	Credit Suisse International	9/07/16	(18)
USD	11,325	THB	400,000	Deutsche Bank AG	9/07/16	(45)
USD	14,154	THB	500,000	Goldman Sachs International	9/07/16	(58)
USD	8,515	THB	300,000	Goldman Sachs International	9/07/16	(12)
USD	36,906	THB	1,300,000	Goldman Sachs International	9/07/16	(47)
USD	11,378	THB	400,000	Goldman Sachs International	9/07/16	8
USD	8,534	THB	300,000	Goldman Sachs International	9/07/16	6
USD	6,518	THB	230,000	Goldman Sachs International	9/07/16	(19)
USD	4,960	THB	175,000	Goldman Sachs International	9/07/16	(15)
USD	5,673	THB	200,000	Goldman Sachs International	9/07/16	(12)
USD	5,665	THB	200,000	Goldman Sachs International	9/07/16	(20)
USD	29,678	THB	1,050,000	HSBC Bank USA, N.A.	9/07/16	(169)
USD	36,921	THB	1,300,000	JPMorgan Chase Bank, N.A.	9/07/16	(32)

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,526	THB	300,000	Morgan Stanley & Co. International PLC	9/07/16	$(1)
USD	8,526	THB	300,000	Morgan Stanley & Co. International PLC	9/07/16	(1)
USD	14,184	THB	500,000	UBS AG	9/07/16	(28)
USD	4,573	TRY	13,547	Bank of America, N.A.	9/07/16	(63)
USD	3,375	TRY	10,000	Bank of America, N.A.	9/07/16	(48)
USD	10,077	TRY	30,000	Barclays Bank PLC	9/07/16	(190)
USD	6,718	TRY	20,000	Barclays Bank PLC	9/07/16	(127)
USD	11,007	TRY	32,888	Barclays Bank PLC	9/07/16	(248)
USD	8,916	TRY	26,453	Barclays Bank PLC	9/07/16	(137)
USD	6,429	TRY	19,194	Barclays Bank PLC	9/07/16	(140)
USD	17,680	TRY	52,783	Barclays Bank PLC	9/07/16	(384)
USD	9,084	TRY	27,112	Citibank, N.A.	9/07/16	(195)
USD	10,233	TRY	30,000	Citibank, N.A.	9/07/16	(34)
USD	17,056	TRY	50,000	Citibank, N.A.	9/07/16	(56)
USD	14,421	TRY	42,673	Citibank, N.A.	9/07/16	(183)
USD	19,123	TRY	57,217	Citibank, N.A.	9/07/16	(459)
USD	6,954	TRY	20,806	Citibank, N.A.	9/07/16	(167)
USD	6,695	TRY	20,000	Deutsche Bank AG	9/07/16	(149)
USD	16,738	TRY	50,000	Deutsche Bank AG	9/07/16	(373)
USD	6,708	TRY	20,000	Deutsche Bank AG	9/07/16	(137)
USD	2,481	TRY	7,327	Deutsche Bank AG	9/07/16	(26)
USD	6,695	TRY	20,000	Deutsche Bank AG	9/07/16	(149)
USD	3,383	TRY	10,000	Deutsche Bank AG	9/07/16	(39)
USD	16,916	TRY	50,000	Deutsche Bank AG	9/07/16	(196)
USD	13,561	TRY	40,000	Morgan Stanley & Co. International PLC	9/07/16	(128)
USD	37,149	TRY	110,000	UBS AG	9/07/16	(496)
USD	94,562	TRY	280,000	UBS AG	9/07/16	(1,263)
USD	60,790	TRY	180,000	UBS AG	9/07/16	(812)
USD	7,109	TWD	230,000	Bank of America, N.A.	9/07/16	(48)
USD	27,507	TWD	890,000	Bank of America, N.A.	9/07/16	(184)
USD	15,399	TWD	500,000	Barclays Bank PLC	9/07/16	(158)
USD	6,215	TWD	200,000	Citibank, N.A.	9/07/16	(8)
USD	15,427	TWD	500,000	Goldman Sachs International	9/07/16	(130)
USD	1,710	TWD	55,139	Goldman Sachs International	9/07/16	(5)
USD	6,842	TWD	220,555	Goldman Sachs International	9/07/16	(21)
USD	8,987	TWD	289,661	Goldman Sachs International	9/07/16	(26)
USD	2,247	TWD	72,415	Goldman Sachs International	9/07/16	(6)
USD	27,524	TWD	890,000	Goldman Sachs International	9/07/16	(167)
USD	7,113	TWD	230,000	Goldman Sachs International	9/07/16	(43)
USD	18,610	TWD	600,000	HSBC Bank USA, N.A.	9/07/16	(58)
USD	28,421	TWD	920,000	HSBC Bank USA, N.A.	9/07/16	(204)
USD	7,414	TWD	240,000	HSBC Bank USA, N.A.	9/07/16	(53)
USD	6,228	TWD	200,000	HSBC Bank USA, N.A.	9/07/16	5
USD	18,683	TWD	600,000	HSBC Bank USA, N.A.	9/07/16	15
USD	9,285	TWD	300,000	HSBC Bank USA, N.A.	9/07/16	(49)
USD	9,297	TWD	300,000	HSBC Bank USA, N.A.	9/07/16	(37)
USD	8,987	TWD	289,784	Morgan Stanley & Co. International PLC	9/07/16	(30)
USD	15,365	TWD	500,000	Morgan Stanley & Co. International PLC	9/07/16	(192)
USD	2,247	TWD	72,446	Morgan Stanley & Co. International PLC	9/07/16	(7)
USD	6,211	TWD	200,000	Morgan Stanley & Co. International PLC	9/07/16	(12)
USD	28,031	TWD	900,000	Westpac Group	9/07/16	28
USD	4,110	ZAR	62,012	Citibank, N.A.	9/07/16	(46)
USD	12,895	ZAR	200,000	HSBC Bank USA, N.A.	9/07/16	(510)
USD	2,516	ZAR	37,988	HSBC Bank USA, N.A.	9/07/16	(31)
USD	12,813	ZAR	200,000	HSBC Bank USA, N.A.	9/07/16	(592)
USD	6,480	ZAR	100,000	HSBC Bank USA, N.A.	9/07/16	(222)
ZAR	100,000	USD	6,571	Citibank, N.A.	9/07/16	131
ZAR	300,000	USD	19,802	Morgan Stanley & Co. International PLC	9/07/16	306
USD	14,744	AUD	20,000	Barclays Bank PLC	9/20/16	(130)
USD	58,888	AUD	80,000	JPMorgan Chase Bank, N.A.	9/20/16	(610)
USD	22,616	EUR	20,000	Barclays Bank PLC	9/20/16	359

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	41

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,496	EUR	20,000	Goldman Sachs International	9/20/16	$239
USD	33,864	EUR	30,000	JPMorgan Chase Bank, N.A.	9/20/16	479
Total						$(11,767)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 26, Version 1	5.00%	6/20/21	B+	250	$1,549
[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps:3

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Morgan Stanley & Co. International PLC	5/19/2017	$65,363	$691,984	[4]	$708,162
	Bank of America N.A.	11/20/2017	$490,369	241,969	[5]	485,716
Total				$933,953		$1,193,878

[3] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20—567 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

    Garban Intercapital Federal Funds Rate Open

    Federal Funds Effective Rate — One Day or Overnight

[4] Amount includes $49,185 of net dividends and financing fees.
[5] Amount includes $246,622 of net dividends and financing fees.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley &
Co., International PLC as of June 30, 2016, expiration date: 5/19/17
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Boeing Co.	53	$6,883
General Dynamics Corp.	71	9,886
Huntington Ingalls Industries, Inc.	245	41,168
Lockheed Martin Corp.	27	6,701
Northrop Grumman Corp.	97	21,561
Raytheon Co.	1,254	170,481

		256,680
Air Freight & Logistics
United Parcel Service, Inc., Class B	1,334	143,699
Airlines
Southwest Airlines Co.	991	38,857
Auto Components
American Axle & Manufacturing Holdings, Inc.	767	11,106
BorgWarner, Inc.	2,694	79,527
Lear Corp.	336	34,191

		124,824
Automobiles
Ford Motor Co.	1,163	14,619
General Motors Co.	388	10,980

		25,599
Beverages
Coca-Cola Co.	55	2,493
PepsiCo, Inc.	484	51,275

		53,768
Biotechnology
Amgen, Inc.	243	36,972
Biogen, Inc.	19	4,595

		41,567
Building Products
Masco Corp.	536	16,584
Owens Corning	336	17,311

		33,895
Chemicals
Eastman Chemical Co.	209	14,191
LyondellBasell Industries NV, Class A	218	16,223
Mosaic Co.	971	25,421
PPG Industries, Inc.	44	4,583
Sherwin-Williams Co.	434	127,453

		187,871
Commercial Services & Supplies
Iron Mountain, Inc.	542	21,588
Pitney Bowes, Inc.	6,575	117,035
Republic Services, Inc.	1,728	88,664
RR Donnelley & Sons Co.	727	12,301
Waste Management, Inc.	309	20,477

		260,065
Communications Equipment
Cisco Systems, Inc.	4,988	143,106
Juniper Networks, Inc.	1,141	25,661
QUALCOMM, Inc.	393	21,053

		189,820
Construction Materials
Vulcan Materials Co.	874	105,195

	Shares	Value
Reference Entity — Long
Containers & Packaging
Graphic Packaging Holding Co.	534	$6,696
Packaging Corp. of America	318	21,284
Sealed Air Corp.	131	6,022

		34,002
Diversified Consumer Services
Service Corp. International	1,412	38,181
Diversified Financial Services
Voya Financial, Inc.	354	8,765
Diversified Telecommunication Services
CenturyLink, Inc.	858	24,891
Verizon Communications, Inc.	1,393	77,785

		102,676
Electric Utilities
American Electric Power Co., Inc.	2,126	149,011
Duke Energy Corp.	1,705	146,272
Exelon Corp.	2,579	93,772
FirstEnergy Corp.	1,456	50,829
Southern Co.	404	21,667
Xcel Energy, Inc.	3,311	148,267

		609,818
Electrical Equipment
Emerson Electric Co.	157	8,189
Electronic Equipment, Instruments & Components
Flextronics International Ltd.	12,356	145,801
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	102	2,482
Noble Corp. PLC	1,592	13,118

		15,600
Food & Staples Retailing
CVS Health Corp.	1,387	132,791
Supervalu, Inc.	247	1,166
Wal-Mart Stores, Inc.	1,300	94,926

		228,883
Food Products
Campbell Soup Co.	471	31,336
General Mills, Inc.	1,358	96,852
Hershey Co.	1,471	166,944
Tyson Foods, Inc., Class A	2,174	145,201

		440,333
Health Care Providers & Services
Cardinal Health, Inc.	59	4,603
HCA Holdings, Inc.	1,587	122,215
Quest Diagnostics, Inc.	1,121	91,261
Quorum Health Corp.	53	618
Tenet Healthcare Corp.	1,574	43,505

		262,202
Hotels, Restaurants & Leisure
Carnival Corp.	505	22,321
Darden Restaurants, Inc.	648	41,044
McDonald’s Corp.	151	18,172

		81,537
Household Durables
Toll Brothers, Inc.	3,954	106,402
Tupperware Brands Corp.	490	27,577

		133,979

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	43

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Household Products
Clorox Co.	133	$18,406
Colgate-Palmolive Co.	2,396	175,387
Kimberly-Clark Corp.	1,141	156,865
Procter & Gamble Co.	1,973	167,054

		517,712
Independent Power and Renewable Electricity Producers
AES Corp.	12,146	151,582
Calpine Corp.	4,962	73,190
NRG Energy, Inc.	8,801	131,927

		356,699
Industrial Conglomerates
3M Co.	892	156,207
Insurance
Aon PLC	1,367	149,318
Hartford Financial Services Group, Inc.	801	35,548
Lincoln National Corp.	360	13,957
Loews Corp.	2,167	89,042
Prudential Financial, Inc.	921	65,704
Travelers Cos., Inc.	1,405	167,251
XL Group PLC	2,190	72,949

		593,769
Internet & Catalog Retail
Amazon.com, Inc.	29	20,753
Internet Software & Services
VeriSign, Inc.	443	38,302
IT Services
Leidos Holdings, Inc.	739	35,376
Xerox Corp.	1,219	11,568

		46,944
Leisure Products
Brunswick Corp.	1,451	65,759
Hasbro, Inc.	655	55,014

		120,773
Life Sciences Tools & Services
Agilent Technologies, Inc.	395	17,522
Machinery
Deere & Co.	218	17,667
Trinity Industries, Inc.	424	7,873

		25,540
Media
AMC Networks, Inc., Class A	177	10,694
CBS Corp., Class B	345	18,782
Cinemark Holdings, Inc.	304	11,084
Regal Entertainment Group, Class A	1,219	26,867
Scripps Networks Interactive, Inc., Class A	40	2,491
Sinclair Broadcast Group, Inc., Class A	628	18,752
Viacom, Inc., Class B	321	13,312
Walt Disney Co.	724	70,821

		172,803
Metals & Mining
Alcoa, Inc.	4,579	42,447
Barrick Gold Corp.	8,837	188,670
Newmont Mining Corp.	3,505	137,116
Nucor Corp.	385	19,023
Steel Dynamics, Inc.	1,390	34,055

		421,311
Multiline Retail
Kohl’s Corp.	315	11,945

	Shares	Value
Reference Entity — Long
Multiline Retail (continued)
Macy’s, Inc.	948	$31,862
Nordstrom, Inc.	356	13,546
Target Corp.	1,848	129,027

		186,380
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	955	50,854
Apache Corp.	967	53,833
Continental Resources, Inc.	414	18,742
Devon Energy Corp.	3,698	134,052
Encana Corp.	1,245	9,699
Exxon Mobil Corp.	1,572	147,359
Marathon Oil Corp.	325	4,878
Marathon Petroleum Corp.	41	1,556
Murphy Oil Corp.	810	25,718
ONEOK, Inc.	351	16,655
Tesoro Corp.	1,307	97,920
Valero Energy Corp.	260	13,260
Western Refining, Inc.	114	2,352

		576,878
Paper & Forest Products
International Paper Co.	464	19,664
Pharmaceuticals
Bristol-Myers Squibb Co.	1,071	78,772
Johnson & Johnson	262	31,781
Pfizer, Inc.	2,498	87,954

		198,507
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	171	22,555
Kimco Realty Corp.	1,292	40,543
Prologis, Inc.	373	18,292
Simon Property Group, Inc.	31	6,724

		88,114
Road & Rail
CSX Corp.	1,647	42,954
Norfolk Southern Corp.	2,017	171,707

		214,661
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	257	6,160
Intel Corp.	1,237	40,574
Xilinx, Inc.	418	19,282

		66,016
Specialty Retail
AutoZone, Inc.	23	18,258
Home Depot, Inc.	1,358	173,403
Lowe’s Cos., Inc.	359	28,422

		220,083
Technology Hardware, Storage & Peripherals
Apple, Inc.	7	669
NetApp, Inc.	1,153	28,352

		29,021
Textiles, Apparel & Luxury Goods
PVH Corp.	2	188
Ralph Lauren Corp.	177	15,863

		16,051
Tobacco
Altria Group, Inc.	424	29,239
Philip Morris International, Inc.	386	39,264

		68,503

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Trading Companies & Distributors
United Rentals, Inc.	1,022	$68,576
Total Reference Entity — Long		7,812,595

Reference Entity — Short
Aerospace & Defense
L-3 Communications Holdings, Inc.	(140)	(20,537)
Textron, Inc.	(665)	(24,312)
TransDigm Group, Inc.	(150)	(39,553)
United Technologies Corp.	(794)	(81,425)

		(165,827)
Air Freight & Logistics
FedEx Corp.	(56)	(8,500)
Auto Components
BorgWarner, Inc.	(894)	(26,391)
Delphi Automotive PLC	(289)	(18,091)

		(44,482)
Automobiles
Ford Motor Co.	(3,482)	(43,769)
Beverages
Constellation Brands, Inc.	(144)	(23,817)
Molson Coors Brewing Co.	(1,021)	(103,254)

		(127,071)
Biotechnology
Amgen, Inc.	(454)	(69,076)
Celgene Corp.	(186)	(18,345)

		(87,421)
Chemicals
Agrium, Inc.	(1,680)	(151,906)
Ashland, Inc.	(91)	(10,444)
Ecolab, Inc.	(158)	(18,739)
EI du Pont de Nemours & Co.	(415)	(26,892)
Methanex Corp.	(1,033)	(30,060)
PolyOne Corp.	(163)	(5,744)
Potash Corp. of Saskatchewan, Inc.	(2,711)	(44,027)

		(287,812)
Communications Equipment
Harris Corp.	(16)	(1,335)
Motorola Solutions, Inc.	(348)	(22,958)

		(24,293)
Construction & Engineering
MasTec, Inc.	(730)	(16,294)
Consumer Finance
American Express Co.	(1,398)	(84,943)
Capital One Financial Corp.	(631)	(40,075)
Discover Financial Services	(321)	(17,202)

		(142,220)
Containers & Packaging
Crown Holdings, Inc.	(138)	(6,992)
Distributors
LKQ Corp.	(619)	(19,622)
Diversified Consumer Services
H&R Block, Inc.	(232)	(5,336)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(134)	(19,402)

	Shares	Value
Reference Entity — Short
Diversified Financial Services (continued)
Welltower, Inc.	(277)	$(21,099)

		(40,501)
Diversified Telecommunication Services
AT&T, Inc.	(459)	(19,834)
CenturyLink, Inc.	(1,315)	(38,148)
Frontier Communications Corp.	(8,362)	(41,308)
Level 3 Communications, Inc.	(98)	(5,046)

		(104,336)
Electric Utilities
Entergy Corp.	(401)	(32,621)
Southern Co.	(2,758)	(147,912)

		(180,533)
Electrical Equipment
Eaton Corp. PLC	(2,046)	(122,208)
Electronic Equipment, Instruments & Components
Avnet, Inc.	(119)	(4,821)
Corning, Inc.	(2,003)	(41,021)

		(45,842)
Energy Equipment & Services
Bristow Group, Inc.	(218)	(2,487)
Ensco PLC, Class A	(556)	(5,399)
Halliburton Co.	(60)	(2,718)
National Oilwell Varco, Inc.	(639)	(21,502)
Schlumberger Ltd.	(151)	(11,941)

		(44,047)
Food & Staples Retailing
CVS Health Corp.	(373)	(35,711)
Walgreens Boots Alliance, Inc.	(18)	(1,499)

		(37,210)
Food Products
Archer-Daniels-Midland Co.	(2,605)	(111,728)
ConAgra Foods, Inc.	(3,472)	(165,996)
Kellogg Co.	(1,846)	(150,726)
Mondelez International, Inc.	(56)	(2,549)
Post Holdings, Inc.	(270)	(22,326)
TreeHouse Foods, Inc.	(404)	(41,471)

		(494,796)
Gas Utilities
National Fuel Gas Co.	(205)	(11,661)
ONEOK, Inc.	(1,116)	(52,954)

		(64,615)
Health Care Equipment & Supplies
Abbott Laboratories	(4,281)	(168,286)
Becton Dickinson and Co.	(40)	(6,784)
Boston Scientific Corp.	(2,240)	(52,349)

		(227,419)
Health Care Providers & Services
Community Health Systems, Inc.	(422)	(5,085)
DaVita HealthCare Partners, Inc.	(515)	(39,820)
Laboratory Corp. of America Holdings	(162)	(21,104)
McKesson Corp.	(110)	(20,531)
Quorum Health Corp.	(53)	(619)
UnitedHealth Group, Inc.	(400)	(56,480)

		(143,639)
Hotels, Restaurants & Leisure
MGM Resorts International	(3,791)	(85,791)
Royal Caribbean Cruises Ltd.	(840)	(56,406)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	45

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	(10)	$(712)

		(142,909)
Household Durables
DR Horton, Inc.	(773)	(24,334)
Lennar Corp.	(2,453)	(113,084)
Mohawk Industries, Inc.	(721)	(136,817)
PulteGroup, Inc.	(2,280)	(44,437)

		(318,672)
Household Products
Spectrum Brands Holdings, Inc.	(327)	(39,014)
Industrial Conglomerates
Danaher Corp.	(181)	(18,281)
General Electric Co.	(5,834)	(183,654)
Roper Industries, Inc.	(57)	(9,722)

		(211,657)
Insurance
Aflac, Inc.	(114)	(8,226)
American International Group, Inc.	(203)	(10,737)
Loews Corp.	(402)	(16,518)
Marsh & McLennan Cos., Inc.	(337)	(23,071)
MetLife, Inc.	(742)	(29,554)
Unum Group	(930)	(29,565)

		(117,671)
Internet & Catalog Retail
Expedia, Inc.	(1,588)	(168,804)
Netflix, Inc.	(148)	(13,539)

		(182,343)
IT Services
Fidelity National Information Services, Inc.	(288)	(21,220)
International Business Machines Corp.	(1,002)	(152,084)
Western Union Co.	(6,975)	(133,780)
Xerox Corp.	(9,607)	(91,170)

		(398,254)
Leisure Products
Mattel, Inc.	(192)	(6,008)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(116)	(17,140)
Machinery
Caterpillar, Inc.	(1,018)	(77,175)
Deere & Co.	(908)	(73,584)
Parker-Hannifin Corp.	(148)	(15,992)
Stanley Black & Decker, Inc.	(1,306)	(145,253)

		(312,004)
Media
Comcast Corp., Class A	(2,238)	(145,895)
DISH Network Corp.	(580)	(30,392)
Time Warner, Inc.	(300)	(22,062)
Walt Disney Co.	(206)	(20,151)

		(218,500)
Metals & Mining
Alcoa, Inc.	(3,538)	(32,797)
Freeport-McMoRan, Inc.	(1,807)	(20,130)
Hecla Mining Co.	(1,400)	(7,140)
Southern Copper Corp.	(49)	(1,322)

		(61,389)
Multi-Utilities
CenterPoint Energy, Inc.	(3,777)	(90,648)

	Shares	Value
Reference Entity — Short
Multi-Utilities (continued)
Dominion Resources, Inc.	(1,936)	$(150,872)
Public Service Enterprise Group, Inc.	(168)	(7,831)
Sempra Energy	(674)	(76,849)

		(326,200)
Multiline Retail
Dollar General Corp.	(214)	(20,116)
Nordstrom, Inc.	(2,191)	(83,368)

		(103,484)
Oil, Gas & Consumable Fuels
Chevron Corp.	(1,376)	(144,246)
Cimarex Energy Co.	(59)	(7,040)
Concho Resources, Inc.	(196)	(23,377)
Enbridge, Inc.	(496)	(21,010)
Hess Corp.	(1,006)	(60,461)
Newfield Exploration Co.	(420)	(18,556)
Noble Energy, Inc.	(516)	(18,509)
Phillips 66	(453)	(35,941)
Pioneer Natural Resources Co.	(459)	(69,405)
Southwestern Energy Co.	(119)	(1,497)
Spectra Energy Corp.	(2,213)	(81,062)
Suncor Energy, Inc.	(5,251)	(145,610)
Weatherford International PLC	(652)	(3,619)

		(630,333)
Pharmaceuticals
Bristol-Myers Squibb Co.	(274)	(20,152)
Eli Lilly & Co.	(1,808)	(142,380)
Pfizer, Inc.	(238)	(8,380)
Valeant Pharmaceuticals International, Inc.	(635)	(12,789)
Zoetis, Inc.	(530)	(25,154)

		(208,855)
Professional Services
Nielsen Holdings PLC	(157)	(8,159)
Verisk Analytics, Inc., Class A	(260)	(21,081)

		(29,240)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(262)	(29,766)
Boston Properties, Inc.	(815)	(107,499)
Equity Residential	(88)	(6,061)
HCP, Inc.	(3,899)	(137,947)
Host Hotels & Resorts, Inc.	(1,320)	(21,397)
Simon Property Group, Inc.	(427)	(92,616)
Ventas, Inc.	(203)	(14,782)

		(410,068)
Real Estate Management & Development
CBRE Group, Inc.	(690)	(18,271)
Road & Rail
Hertz Global Holdings, Inc.	(5,894)	(65,246)
Union Pacific Corp.	(215)	(18,759)

		(84,005)
Semiconductors & Semiconductor Equipment
Intel Corp.	(3,190)	(104,632)
Software
Oracle Corp.	(830)	(33,972)
Specialty Retail
Advance Auto Parts, Inc.	(15)	(2,424)
Best Buy Co., Inc.	(4,150)	(126,990)
Gap, Inc.	(6,285)	(133,368)
L Brands, Inc.	(1,391)	(93,378)
Signet Jewelers Ltd.	(315)	(25,959)

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Specialty Retail (continued)
Staples, Inc.	(857)	$(7,387)

		(389,506)
Technology Hardware, Storage & Peripherals
Seagate Technology PLC	(877)	(21,364)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(110)	(4,481)
VF Corp.	(1,608)	(98,876)

		(103,357)
Thrifts & Mortgage Finance
Nationstar Mortgage Holdings, Inc.	(1,465)	(16,496)
Radian Group, Inc.	(208)	(2,167)

		(18,663)
Tobacco
Reynolds American, Inc.	(1,389)	(74,909)
Trading Companies & Distributors
WESCO International, Inc.	(121)	(6,230)
Wireless Telecommunication Services
SBA Communications Corp., Class A	(114)	(12,305)
T-Mobile US, Inc.	(432)	(18,693)

		(30,998)
Total Reference Entity — Short		(7,104,433)
Net Value of Reference Entity — Morgan Stanley & Co., International PLC		708,162

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of June 30, 2016, expiration date: 11/20/17
Reference Entity — Long
Aerospace & Defense
Boeing Co.	244	31,688
General Dynamics Corp.	1,099	153,025
Honeywell International, Inc.	1,533	178,318
Lockheed Martin Corp.	608	150,887
Northrop Grumman Corp.	752	167,155
Raytheon Co.	86	11,692

		692,765
Air Freight & Logistics
United Parcel Service, Inc., Class B	374	40,287
Airlines
Southwest Airlines Co.	3,513	137,745
Auto Components
American Axle & Manufacturing Holdings, Inc.	7,751	112,235
BorgWarner, Inc.	1,791	52,870
Goodyear Tire & Rubber Co.	1,018	26,122
Lear Corp.	23	2,340

		193,567
Automobiles
Ford Motor Co.	1,071	13,462
General Motors Co.	83	2,349

		15,811
Beverages
Coca-Cola Co.	3,135	142,110
Dr Pepper Snapple Group, Inc.	413	39,908

	Shares	Value
Reference Entity — Long
Beverages (continued)
PepsiCo, Inc.	376	$39,833

		221,851
Biotechnology
AbbVie, Inc.	103	6,377
Amgen, Inc.	12	1,826
Biogen, Inc.	89	21,522
Gilead Sciences, Inc.	373	31,115

		60,840
Building Products
Masco Corp.	5,084	157,299
Owens Corning	310	15,971

		173,270
Chemicals
Air Products & Chemicals, Inc.	988	140,336
Celanese Corp., Series A	116	7,592
Eastman Chemical Co.	225	15,277
LyondellBasell Industries NV, Class A	302	22,475
Potash Corp. of Saskatchewan, Inc.	1,438	23,353
PPG Industries, Inc.	1,271	132,375
Sherwin-Williams Co.	34	9,859

		351,267
Commercial Services & Supplies
Iron Mountain, Inc.	180	7,169
Republic Services, Inc.	1,924	98,721
Waste Management, Inc.	2,518	166,868

		272,758
Communications Equipment
Cisco Systems, Inc.	1,212	34,772
QUALCOMM, Inc.	320	17,143

		51,915
Construction Materials
Martin Marietta Materials, Inc.	316	60,672
Consumer Finance
American Express Co.	122	7,412
Capital One Financial Corp.	123	7,812

		15,224
Containers & Packaging
Graphic Packaging Holding Co.	580	7,273
Packaging Corp. of America	1,122	75,096
Sealed Air Corp.	2,720	125,038

		207,407
Diversified Financial Services
Voya Financial, Inc.	441	10,919
Diversified Telecommunication Services
Level 3 Communications, Inc.	2,194	112,969
Verizon Communications, Inc.	1,953	109,056

		222,025
Electric Utilities
Exelon Corp.	2,412	87,700
FirstEnergy Corp.	3,127	109,164
Southern Co.	348	18,663

		215,527
Electrical Equipment
Eaton Corp. PLC	647	38,645
Emerson Electric Co.	27	1,409

		40,054

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	47

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Energy Equipment & Services
Baker Hughes, Inc.	3,094	$139,632
Diamond Offshore Drilling, Inc.	221	5,377
Noble Corp. PLC	2,767	22,800

		167,809
Food & Staples Retailing
Kroger Co.	960	35,318
Supervalu, Inc.	1,225	5,782
Wal-Mart Stores, Inc.	540	39,431

		80,531
Food Products
Campbell Soup Co.	2,411	160,404
General Mills, Inc.	1,356	96,710
Kellogg Co.	106	8,655
Mead Johnson Nutrition Co.	266	24,139
Tyson Foods, Inc., Class A	714	47,688

		337,596
Health Care Equipment & Supplies
Baxter International, Inc.	3,103	140,318
Health Care Providers & Services
AmerisourceBergen Corp.	395	31,331
Cardinal Health, Inc.	1,836	143,226
HCA Holdings, Inc.	456	35,117
LifePoint Hospitals, Inc.	121	7,910
Quest Diagnostics, Inc.	1,117	90,935
Universal Health Services, Inc., Class B	392	52,567

		361,086
Hotels, Restaurants & Leisure
Boyd Gaming Corp.	1,436	26,422
Carnival Corp.	2,352	103,959
Darden Restaurants, Inc.	1,434	90,830
McDonald’s Corp.	1,304	156,923

		378,134
Household Durables
D.R. Horton, Inc.	1,501	47,252
Toll Brothers, Inc.	1,565	42,114
Tupperware Brands Corp.	137	7,710

		97,076
Household Products
Clorox Co.	1,199	165,930
Colgate-Palmolive Co.	88	6,442
Kimberly-Clark Corp.	72	9,898
Procter & Gamble Co.	209	17,696

		199,966
Independent Power and Renewable Electricity Producers
Calpine Corp.	1,165	17,184
NRG Energy, Inc.	2,435	36,500

		53,684
Industrial Conglomerates
3M Co.	61	10,682
Insurance
Allstate Corp.	670	46,866
Aon PLC	44	4,806
Hartford Financial Services Group, Inc.	1,423	63,153
Lincoln National Corp.	616	23,882
Loews Corp.	1,331	54,691
Marsh & McLennan Cos., Inc.	2,158	147,737
MetLife, Inc.	205	8,165
Prudential Financial, Inc.	926	66,061
Travelers Cos., Inc.	176	20,951

	Shares	Value
Reference Entity — Long
Insurance (continued)
Unum Group	258	$8,202
XL Group PLC	2,132	71,017

		515,531
Internet & Catalog Retail
Amazon.com, Inc.	1	716
Internet Software & Services
eBay, Inc.	1,591	37,245
IT Services
Xerox Corp.	1,128	10,705
Leisure Products
Brunswick Corp.	1,666	75,503
Hasbro, Inc.	962	80,799
Mattel, Inc.	969	30,320

		186,622
Life Sciences Tools & Services
Agilent Technologies, Inc.	462	20,494
Machinery
Cummins, Inc.	468	52,622
Deere & Co.	242	19,612

		72,234
Media
CBS Corp., Class B	2,996	163,102
Omnicom Group, Inc.	1,660	135,274
Regal Entertainment Group, Class A	20	441
Scripps Networks Interactive, Inc., Class A	547	34,062
Sinclair Broadcast Group, Inc., Class A	580	17,319
Time Warner, Inc.	1,032	75,893
Viacom, Inc., Class B	2,756	114,291
Walt Disney Co.	638	62,409

		602,791
Metals & Mining
Alcoa, Inc.	10,337	95,824
Newmont Mining Corp.	1,159	45,340
Nucor Corp.	3,201	158,162
Steel Dynamics, Inc.	58	1,421

		300,747
Multiline Retail
JC Penney Co., Inc.	6,202	55,074
Kohl’s Corp.	1,750	66,360
Macy’s, Inc.	1,018	34,215
Nordstrom, Inc.	331	12,595
Target Corp.	675	47,128

		215,372
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,569	83,549
Apache Corp.	2,290	127,484
Chevron Corp.	283	29,667
ConocoPhillips	1,904	83,014
Continental Resources, Inc.	362	16,388
Devon Energy Corp.	1,002	36,322
Encana Corp.	1,832	14,271
EOG Resources, Inc.	105	8,759
Kinder Morgan, Inc.	2,083	38,994
Marathon Oil Corp.	4,065	61,016
Marathon Petroleum Corp.	508	19,284
Murphy Oil Corp.	429	13,621
Occidental Petroleum Corp.	248	18,739
ONEOK, Inc.	489	23,203
SM Energy Co.	721	19,467

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.	1,010	$75,669
Valero Energy Corp.	372	18,972
Western Refining, Inc.	393	8,108

		696,527
Paper & Forest Products
International Paper Co.	428	18,139
Pharmaceuticals
Bristol-Myers Squibb Co.	812	59,723
Johnson & Johnson	941	114,143
Merck & Co., Inc.	389	22,410
Pfizer, Inc.	1,418	49,928

		246,204
Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	127	22,910
Boston Properties, Inc.	128	16,883
Gaming and Leisure Properties, Inc.	825	28,446
Kimco Realty Corp.	1,285	40,323
Lamar Advertising Co., Class A	610	40,443
Prologis, Inc.	399	19,567
Simon Property Group, Inc.	153	33,186

		201,758
Road & Rail
CSX Corp.	5,009	130,635
Norfolk Southern Corp.	32	2,724
Ryder System, Inc.	2,229	136,281
Union Pacific Corp.	346	30,188

		299,828
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	1,051	25,192
Micron Technology, Inc.	645	8,875
Xilinx, Inc.	412	19,006

		53,073
Software
CA, Inc.	4,276	140,381
Specialty Retail
AutoZone, Inc.	207	164,325
Lowe’s Cos., Inc.	1,901	150,502

		314,827
Technology Hardware, Storage & Peripherals
Apple, Inc.	210	20,076
NetApp, Inc.	25	615

		20,691
Textiles, Apparel & Luxury Goods
PVH Corp.	84	7,915
Ralph Lauren Corp.	187	16,759

		24,674
Tobacco
Philip Morris International, Inc.	1,371	139,458
Trading Companies & Distributors
United Rentals, Inc.	901	60,457
Wireless Telecommunication Services
Rogers Communications, Inc., Class B	1,775	71,710
Total Reference Entity — Long		9,060,970

	Shares	Value
Reference Entity — Short
Aerospace & Defense
L-3 Communications Holdings, Inc.	(109)	$(15,989)
Textron, Inc.	(3,091)	(113,007)
Triumph Group, Inc.	(1,018)	(36,139)
United Technologies Corp.	(948)	(97,218)

		(262,353)
Air Freight & Logistics
FedEx Corp.	(4)	(607)
Auto Components
Delphi Automotive PLC	(94)	(5,884)
Goodyear Tire & Rubber Co.	(5,341)	(137,050)

		(142,934)
Automobiles
Ford Motor Co.	(3,748)	(47,112)
General Motors Co.	(4,756)	(134,595)

		(181,707)
Beverages
Constellation Brands, Inc.	(968)	(160,107)
Molson Coors Brewing Co.	(748)	(75,645)

		(235,752)
Biotechnology
Amgen, Inc.	(377)	(57,361)
Celgene Corp.	(204)	(20,120)

		(77,481)
Chemicals
Agrium, Inc.	(211)	(19,079)
Ashland, Inc.	(89)	(10,215)
Ecolab, Inc.	(173)	(20,518)
Methanex Corp.	(107)	(3,114)
Olin Corp.	(6,005)	(149,164)
PolyOne Corp.	(176)	(6,202)
Potash Corp. of Saskatchewan, Inc.	(5,235)	(85,016)
Praxair, Inc.	(187)	(21,017)
RPM International, Inc.	(1,432)	(71,528)

		(385,853)
Communications Equipment
Harris Corp.	(450)	(37,548)
Construction & Engineering
MasTec, Inc.	(792)	(17,677)
Consumer Finance
American Express Co.	(848)	(51,525)
Capital One Financial Corp.	(812)	(51,570)
Discover Financial Services	(222)	(11,897)

		(114,992)
Containers & Packaging
Crown Holdings, Inc.	(271)	(13,732)
Distributors
LKQ Corp.	(582)	(18,449)
Diversified Consumer Services
H&R Block, Inc.	(201)	(4,623)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(1,106)	(160,138)
Welltower, Inc.	(2,193)	(167,041)

		(327,179)
Diversified Telecommunication Services
AT&T, Inc.	(3,862)	(166,877)
CenturyLink, Inc.	(3,516)	(101,999)
Frontier Communications Corp.	(25,242)	(124,695)

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	49

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Diversified Telecommunication Services (continued)
Level 3 Communications, Inc.	(620)	$(31,924)

		(425,495)
Electric Utilities
Entergy Corp.	(1,408)	(114,541)
Electrical Equipment
Eaton Corp. PLC	(109)	(6,511)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(2,100)	(129,990)
Avnet, Inc.	(1,389)	(56,268)
Corning, Inc.	(4,845)	(99,226)

		(285,484)
Energy Equipment & Services
Bristow Group, Inc.	(346)	(3,948)
Ensco PLC, Class A	(120)	(1,165)
Halliburton Co.	(1,319)	(59,738)
Schlumberger Ltd.	(67)	(5,298)

		(70,149)
Food & Staples Retailing
Costco Wholesale Corp.	(949)	(149,031)
Kroger Co.	(3,837)	(141,163)
Walgreens Boots Alliance, Inc.	(463)	(38,554)

		(328,748)
Food Products
Archer-Daniels-Midland Co.	(708)	(30,366)
ConAgra Foods, Inc.	(487)	(23,284)
Mondelez International, Inc.	(3,434)	(156,281)
Post Holdings, Inc.	(227)	(18,771)

		(228,702)
Gas Utilities
National Fuel Gas Co.	(448)	(25,482)
ONEOK, Inc.	(1,896)	(89,965)

		(115,447)
Health Care Equipment & Supplies
Abbott Laboratories	(302)	(11,872)
Becton Dickinson and Co.	(48)	(8,140)
Boston Scientific Corp.	(5,605)	(130,989)
Medtronic PLC	(1,679)	(145,687)
Stryker Corp.	(340)	(40,742)

		(337,430)
Health Care Providers & Services
AmerisourceBergen Corp.	(1,787)	(141,745)
Community Health Systems, Inc.	(3,269)	(39,392)
Laboratory Corp. of America Holdings	(138)	(17,977)
McKesson Corp.	(33)	(6,160)
Molina Healthcare, Inc.	(386)	(19,261)
UnitedHealth Group, Inc.	(612)	(86,414)

		(310,949)
Hotels, Restaurants & Leisure
MGM Resorts International	(3,704)	(83,822)
Royal Caribbean Cruises Ltd.	(1,193)	(80,110)
Wyndham Worldwide Corp.	(462)	(32,908)
Wynn Resorts Ltd.	(346)	(31,361)

		(228,201)
Household Durables
KB Home	(771)	(11,727)
Lennar Corp.	(1,308)	(60,299)
PulteGroup, Inc.	(5,038)	(98,190)

		(170,216)

	Shares	Value
Reference Entity — Short
Industrial Conglomerates
Danaher Corp.	(1,651)	$(166,751)
Roper Industries, Inc.	(169)	(28,825)

		(195,576)
Insurance
American International Group, Inc.	(358)	(18,935)
Loews Corp.	(435)	(17,874)
Marsh & McLennan Cos., Inc.	(255)	(17,457)
MetLife, Inc.	(2,675)	(106,545)
Unum Group	(2,943)	(93,558)

		(254,369)
Internet & Catalog Retail
Expedia, Inc.	(65)	(6,909)
Netflix, Inc.	(160)	(14,637)

		(21,546)
Internet Software & Services
Equinix, Inc.	(105)	(40,712)
IT Services
Fidelity National Information Services, Inc.	(236)	(17,389)
Fiserv, Inc.	(291)	(31,640)
International Business Machines Corp.	(42)	(6,375)

		(55,404)
Leisure Products
Mattel, Inc.	(4,313)	(134,954)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(121)	(17,879)
Machinery
Caterpillar, Inc.	(885)	(67,092)
Deere & Co.	(725)	(58,754)
Dover Corp.	(1,994)	(138,224)
Parker-Hannifin Corp.	(63)	(6,807)
Stanley Black & Decker, Inc.	(218)	(24,246)

		(295,123)
Media
Comcast Corp., Class A	(594)	(38,723)
DISH Network Corp.	(2,737)	(143,419)
Twenty-First Century Fox, Inc.	(496)	(13,417)
Walt Disney Co.	(38)	(3,717)

		(199,276)
Metals & Mining
Freeport-McMoRan, Inc.	(71)	(791)
Hecla Mining Co.	(1,283)	(6,543)
Southern Copper Corp.	(1,416)	(38,204)
Teck Resources Ltd.	(3,482)	(45,858)

		(91,396)
Multi-Utilities
CMS Energy Corp.	(2,864)	(131,343)
Dominion Resources, Inc.	(471)	(36,705)
Public Service Enterprise Group, Inc.	(352)	(16,407)
Sempra Energy	(989)	(112,766)

		(297,221)
Multiline Retail
Dollar General Corp.	(98)	(9,212)
JC Penney Co., Inc.	(2,876)	(25,539)
Nordstrom, Inc.	(1,405)	(53,460)

		(88,211)
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(5,870)	(180,972)

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	(271)	$(32,336)
Concho Resources, Inc.	(118)	(14,074)
ConocoPhillips	(647)	(28,209)
Enbridge, Inc.	(3,830)	(162,239)
Encana Corp.	(12,168)	(94,789)
EQT Corp.	(497)	(38,483)
Exxon Mobil Corp.	(112)	(10,499)
Hess Corp.	(226)	(13,582)
Newfield Exploration Co.	(359)	(15,861)
Noble Energy, Inc.	(555)	(19,908)
Phillips 66	(16)	(1,269)
Pioneer Natural Resources Co.	(389)	(58,821)
Southwestern Energy Co.	(813)	(10,227)
Spectra Energy Corp.	(2,644)	(96,850)
Suncor Energy, Inc.	(102)	(2,828)
Valero Energy Corp.	(2,603)	(132,753)
Weatherford International PLC	(858)	(4,762)

		(918,462)
Pharmaceuticals
Bristol-Myers Squibb Co.	(48)	(3,530)
Eli Lilly & Co.	(520)	(40,950)
Pfizer, Inc.	(218)	(7,676)
Valeant Pharmaceuticals International, Inc.	(355)	(7,150)
Zoetis, Inc.	(230)	(10,916)

		(70,222)
Professional Services
Nielsen Holdings PLC	(25)	(1,299)
Verisk Analytics, Inc., Class A	(241)	(19,540)

		(20,839)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(13)	(1,477)
Boston Properties, Inc.	(270)	(35,613)
DDR Corp.	(7,698)	(139,642)
Equity Residential	(18)	(1,240)
HCP, Inc.	(358)	(12,666)
Host Hotels & Resorts, Inc.	(8,092)	(131,171)
Simon Property Group, Inc.	(237)	(51,405)
Ventas, Inc.	(227)	(16,530)
Weyerhaeuser Co.	(887)	(26,406)

		(416,150)
Real Estate Management & Development
CBRE Group, Inc.	(682)	(18,059)
Road & Rail
Avis Budget Group, Inc.	(5,077)	(163,632)
Canadian National Railway Co.	(868)	(51,264)
Hertz Global Holdings, Inc.	(1,738)	(19,240)

	Shares	Value
Reference Entity — Short
Road & Rail (continued)
Union Pacific Corp.	(181)	$(15,792)

		(249,928)
Semiconductors & Semiconductor Equipment
Intel Corp.	(1,075)	(35,260)
Texas Instruments, Inc.	(1,126)	(70,544)

		(105,804)
Software
Autodesk, Inc.	(669)	(36,220)
Oracle Corp.	(2,394)	(97,986)
Symantec Corp.	(1,199)	(24,627)

		(158,833)
Specialty Retail
Advance Auto Parts, Inc.	(244)	(39,438)
Bed Bath & Beyond, Inc.	(517)	(22,345)
Best Buy Co., Inc.	(996)	(30,477)
Gap, Inc.	(1,162)	(24,658)
L Brands, Inc.	(883)	(59,276)
O’Reilly Automotive, Inc.	(38)	(10,302)
Signet Jewelers Ltd.	(151)	(12,444)
TJX Cos., Inc.	(293)	(22,628)

		(221,568)
Technology Hardware, Storage & Peripherals
NCR Corp.	(311)	(8,636)
Seagate Technology PLC	(149)	(3,630)

		(12,266)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(181)	(7,374)
VF Corp.	(634)	(38,985)

		(46,359)
Thrifts & Mortgage Finance
Radian Group, Inc.	(2,372)	(24,716)
Tobacco
Altria Group, Inc.	(329)	(22,688)
Reynolds American, Inc.	(2,128)	(114,763)

		(137,451)
Wireless Telecommunication Services
SBA Communications Corp., Class A	(86)	(9,283)
Sprint Corp.	(2,501)	(11,329)
T-Mobile US, Inc.	(452)	(19,558)

		(40,170)
Total Reference Entity — Short		(8,575,254)
Net Value of Reference Entity — Bank of America N.A.		485,716

Transactions in Options Written for the Six Months Ended June 30, 2016

	Puts
	Contracts	Premiums Received
Outstanding options, beginning of period	—
Options written	60	$5,077
Options closed	(60)	(5,077)

Outstanding options, end of period	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	51

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$108,355	—	$108,355
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$160,922	—	—	160,922
Swaps — OTC	Unrealized appreciation on OTC swaps;	—	—	$933,953	—	—	—	933,953
Swaps — centrally cleared	Net unrealized appreciation[1]	—	$1,549	—	—	—	—	1,549

Total		—	$1,549	$933,953	$160,922	$108,355	—	$1,204,779

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$42,674	—	$42,674
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$172,689	—	—	172,689
Total		—	—	—	$172,689	$42,674	—	$215,363

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(20,230)	—	$(103,184)	—	$(123,414)
Forward foreign currency exchange contracts	—	—	—	$(42,778)	—	—	(42,778)
Options purchased[1]	—	—	—	—	(15,783)	—	(15,783)
Options written	—	—	—	—	3,740	—	3,740
Swaps	—	$67,819	(385,327)	—	—	—	(317,508)
Total	—	$67,819	$(405,557)	$(42,778)	$(115,227)	—	$(495,743)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$321	—	$91,311	—	$91,632
Forward foreign currency exchange contracts	—	—	—	$(11,767)	—	—	(11,767)
Swaps	—	$(452)	916,387	—	—	—	915,935
Total	—	$(452)	$916,708	$(11,767)	$91,311	—	$995,800
[1] Options purchased are included in net realized gain (loss) from investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,376,335
Average notional value of contracts — short	$4,048,808
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,401,453
Average amounts sold — in USD	$8,664,515
Options:
Average value of option contracts purchased	$12,150	[1]
Average value of option contracts written	$4,350	[1]
Credit default swaps:
Average notional value — sell protection	$565,000
Total return swaps:
Average notional value	$445,045
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$9,861	$3,499
Forward foreign currency exchange contracts	160,922	172,689
Swaps — OTC[1]	933,953	—
Swaps — centrally cleared	1,175	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,105,911	$176,188

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(11,036)	(3,499)

Total derivative assets and liabilities subject to an MNA	$1,094,875	$172,689

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America, N.A.	$249,633	$(11,599)	—	—	$238,034
Barclays Bank PLC	20,013	(17,474)	—	—	2,539
BNP Paribas S.A.	5,209	(2,170)	—	—	3,039
Citibank, N.A.	21,070	(18,843)	—	—	2,227
Credit Suisse International	15,011	(15,011)	—	—	—
Deutche Bank AG	13,629	(13,629)	—	—	—
Goldman Sachs International	12,976	(7,919)	—	—	5,057
HSBC Bank USA, N.A.	28,967	(22,409)	—	—	6,558
JPMorgan Chase Bank, N.A.	2,955	(2,955)	—	—	—
Morgan Stanley & Co. International PLC	706,735	(15,571)	—	$(510,000)	181,164
Nomura International	184	(23)	—	—	161
Royal Bank of Canada	2,416	(2,416)	—	—	—
Standard Chartered Bank	590	(590)	—	—	—
State Street Bank and Trust Co.	6,315	—	—	—	6,315
UBS AG	8,163	(8,163)	—	—	—
Westpac Banking Group	1,009	(824)	—	—	185

Total	$1,094,875	$(139,596)	—	$(510,000)	$445,279

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$11,599	$(11,599)	—	—	—
Barclays Bank PLC	17,474	(17,474)	—	—	—
BNP Paribas S.A.	2,170	(2,170)	—	—	—
Citibank N.A.	18,843	(18,843)	—	—	—
Credit Suisse International	16,577	(15,011)	—	—	$1,566
Deutche Bank AG	18,636	(13,629)	—	—	5,007
Goldman Sachs International	7,919	(7,919)	—	—	—
HSBC Bank USA, N.A.	22,409	(22,409)	—	—	—
JPMorgan Chase Bank N.A.	18,364	(2,955)	—	—	15,409
Morgan Stanley & Co. International PLC	15,571	(15,571)	—	—	—
Nomura International	23	(23)	—	—	—
Royal Bank of Canada	2,699	(2,416)	—	—	283
Standard Chartered Bank	995	(590)	—	—	405
UBS AG	18,586	(8,163)	—	—	10,423
Westpac Banking Group	824	(824)	—	—	—

Total	$172,689	$(139,596)	—	—	$33,093

[1] The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	53

Schedule of Investments (concluded)	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	—	$2,322,256	—	$2,322,256
Common Stocks	$1,571,788	—	—	1,571,788
Corporate Bonds	—	13,292,455	—	13,292,455
Non-Agency Mortgage-Backed Securities	—	2,806,073	—	2,806,073
U.S. Government Sponsored Agency Securities	—	14,547,205	—	14,547,205
U.S. Treasury Obligations	—	52,272	—	52,272
Short-Term Securities	2,054,365	—	—	2,054,365
Liabilities:
Investments:
TBA Sale Commitments	—	(2,212,822)	—	(2,212,822)

Total	$3,626,153	$30,807,439		$34,433,592

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$1,549	—	$1,549
Equity contracts	—	933,953	—	933,953
Forward foreign currency contracts	—	160,922	—	160,922
Interest rate contracts	$108,355	—	—	108,355
Liabilities:
Forward foreign currency contracts	—	(172,689)	—	(172,689)
Interest rate contracts	(42,674)	—	—	(42,674)

Total	$65,681	$923,735	—	$989,416

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2016, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,001	—	—	$2,001
Foreign currency at value	171,464	—	—	171,464
Cash pledged for centrally cleared swaps	15,000	—	—	15,000
Cash pledged as collateral for OTC derivatives	270,000	—	—	270,000
Cash pledged for futures contracts	126,683	—	—	126,683
Liabilities:
Cash held as collateral for OTC derivatives	—	$(510,000)	—	(510,000)

Total	$585,148	$(510,000)	—	$75,148

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 2.8%
Erste Group Bank AG (a)	7,305	$166,320
Brazil — 13.2%
BRF SA — ADR	6,457	89,946
CCR SA	23,602	123,436
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	5,528	80,432
Embraer SA — ADR	6,884	149,521
Fibria Celulose SA — Sponsored — ADR	12,610	85,244
Itau Unibanco Holding SA, Preference Shares — ADR	13,469	127,147
Telefonica Brasil SA — ADR	9,760	132,736

		788,462
China — 24.0%
3SBio, Inc. (a)(b)	100,156	103,349
Baidu, Inc. — ADR (a)	485	80,098
Brilliance China Automotive Holdings Ltd.	136,000	140,417
China Mobile Ltd.	16,500	190,644
China Mobile Ltd. — ADR	1,133	65,601
China Petroleum & Chemical Corp. — ADR	1,892	136,224
CNOOC Ltd.	132,000	164,765
CNOOC Ltd. — ADR	482	60,086
Hengan International Group Co. Ltd.	15,500	129,824
Industrial & Commercial Bank of China Ltd., Class H	46,000	25,653
JD.com, Inc. — ADR (a)	3,793	80,525
Melco Crown Entertainment Ltd. — ADR	4,417	55,566
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	3,100	4,395
Tencent Holdings Ltd.	8,400	192,693

		1,429,840
Greece — 3.8%
Alpha Bank AE (a)	59,009	110,569
OPAP SA	16,365	114,056

		224,625
Hungary — 0.8%
Richter Gedeon Nyrt	2,568	50,827
India — 7.9%
Axis Bank Ltd., — GDR	3,774	146,597
ICICI Bank Ltd. — ADR	15,931	114,384
Mahindra & Mahindra Ltd. — GDR	9,766	208,024

		469,005
Indonesia — 3.1%
Astra International Tbk PT	329,600	185,816
Poland — 2.8%
KGHM Polska Miedz SA	3,752	63,321
Powszechny Zaklad Ubezpieczen SA	14,210	103,552

		166,873

Common Stocks	Shares	Value
Russia — 6.7%
Mail.ru Group Ltd. — GDR (a)	9,682	$176,213
MMC Norilsk Nickel PJSC — ADR	8,909	119,321
VimpelCom Ltd. — ADR	27,298	105,916

		401,450
South Africa — 1.7%
Mr Price Group Ltd.	7,448	104,647
South Korea — 13.7%
GSretail Co. Ltd.	2,664	126,675
KT&G Corp.	1,692	200,392
LG Corp.	2,427	134,970
NAVER Corp.	214	132,576
POSCO	563	99,736
POSCO — ADR	792	35,244
Shinhan Financial Group Co. Ltd.	2,726	89,601

		819,194
Taiwan — 1.9%
Formosa Chemicals & Fibre Corp.	46,000	116,137
Thailand — 5.0%
Central Pattana PCL	53,700	91,308
PTT PCL	13,300	118,466
Thai Oil PCL — NVDR	50,500	86,227

		296,001
Ukraine — 2.9%
Luxoft Holding, Inc. (a)	3,346	174,059
United States — 2.3%
Cognizant Technology Solutions Corp., Class A (a)	2,385	136,517
Total Long-Term Investments (Cost — $5,214,656) — 92.6%		5,529,773

Short-Term Securities
BlackRock Premier Government Institutional Fund (c)(d)	473,829	473,829
Total Short-Term Securities (Cost — $473,829) — 7.9%		473,829
Total Investments (Cost — $5,688,485) — 100.5%		6,003,602
Liabilities in Excess of Other Assets — (0.5)%		(31,870)

Net Assets — 100.0%		$5,971,732

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at June 30, 2016	Income
BlackRock Premier Government Institutional Fund	473,829	[1]	473,829	$181
[1] Represents net shares purchased for the period February 29, 2016, the commencement of operations, to June 30, 2016.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	55

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps:1

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short:	Credit Suisse International	8/10/16	$179,880	(18,362)[2]	$150,934
	HSBC Bank PLC	7/08/16	(115,565)	14,614 [3]	(100,855)
Total			$64,315	$(3,748)	$50,079

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD1 Day LIBOR

USD1 Month LIBOR

[2] Amount includes $10,584 of net dividends and financing fees.
[3] Amount includes $(96) of net dividends and financing fees.

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of June 30, 2016, expiration date: 8/10/16
	Shares	Value
Reference Entity — Long
China
China Life Insurance Company Co. — ADR	14,911	$160,442
Turkey
Coca-Cola Icecek AS	3,817	46,627
Turkiye Halk Bankasi AS	55,369	164,785

		211,412
Total Reference Entity — Long		371,854

Reference Entity — Short
China
AIA Group Ltd.	(18,800)	(113,058)
Indonesia
Telekomunikasi Indonesia — ADR	(1,755)	(107,862)
Total Reference Entity — Short		(220,920)
Net Value of Reference Entity — Credit Suisse International		$150,934

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of June 30, 2016, expiration date: 7/08/16
	Shares	Value
Reference Entity — Short
Hungary
OTP Bank PLC	(4,507)	$(100,855)
Net Value of Reference Entity — HSBC Bank PLC		$(100,855)

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$14,614	—	—	—	$14,614
Liabilities — Derivative Financial Instruments
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	$18,362	—	—	—	$18,362

For the period ended June 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps	—	—	$4,828	—	—	—	$4,828
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	—	—	$(3,748)	—	—	—	$(3,748)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$194,966

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps — OTC[1]	$14,614	$18,362

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$14,614	$18,362

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$14,614	$18,362

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	57

Schedule of Investments (concluded)	BlackRock Emerging Markets Equity Strategies Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
HSBC Bank PLC	$14,614	—	—	—	$14,614

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities[2]
Credit Suisse International	$(18,362)	—	—	—	$(18,362)
[1] Net amount represents the net amount receivable from the counterparty in the event of default. [2] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Austria	—	$166,320	—	$166,320
Brazil	$788,462	—	—	788,462
China	356,933	620,679	—	977,612
Greece	—	224,625	—	224,625
Hong Kong	121,167	331,061	—	452,228
Hungary		50,827	—	50,827
India	114,385	354,620	—	469,005
Indonesia	—	185,816	—	185,816
Netherlands	105,916	—	—	105,916
Poland	—	166,873	—	166,873
Russia	176,213	119,321	—	295,534
South Africa	—	104,647	—	104,647
South Korea	35,244	783,950	—	819,194
Switzerland	174,059	—	—	174,059
Taiwan	—	116,137	—	116,137
Thailand	204,693	91,308	—	296,001
United States	136,517	—	—	136,517
Short-Term Securities	473,829	—	—	473,829

Total	$2,687,418	$3,316,184	—	$6,003,602

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$14,614	—	$14,614
Liabilities:
Equity contracts	—	(18,362)	—	(18,362)

Total	—	$(3,748)	—	$(3,748)

[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, foreign currency at value of $8,859 is categorized as Level 2 within the disclosure hierarchy.

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Short-Term Inflation-Protected Securities Index Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Inflation Protected Securities:
2.50%, 7/15/16	$50	$49,864
2.38%, 1/15/17	24	24,166
0.13%, 4/15/17	105	105,983
2.63%, 7/15/17	35	36,041
1.63%, 1/15/18	40	41,478
0.13%, 4/15/18	121	122,878
1.38%, 7/15/18	39	40,722
2.13%, 1/15/19	33	35,860
0.13%, 4/15/19	112	114,676
1.88%, 7/15/19	34	36,367
1.38%, 1/15/20	54	57,876
0.13%, 4/15/20	122	124,353
1.25%, 7/15/20	66	70,723
1.13%, 1/15/21	130	139,188
Total U.S. Treasury Obligations (Cost — $986,089) — 98.6%		1,000,175

Short-Term Securities	Shares	Value
BlackRock Premier Government Institutional Fund, 0.23% (a)(b)	39,424	$39,424
Total Short-Term Securities (Cost — $39,424) — 3.9%		39,424
Total Investments (Cost — $1,025,513) — 102.5%		1,039,599
Liabilities in Excess of Other Assets — (2.5)%		(25,016)

Net Assets — 100.0%		$1,014,583

Notes to Schedule of Investments

(a)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at June 30, 2016	Income
BlackRock Premier Government Institutional Fund	39,424	[1]	39,424	$3
[1] Represents net shares purchased for the period February 16, 2016, the commencement of operations, to June 30, 2016.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	—	$1,000,175	—	$1,000,175
Short-Term Securities	$39,424	—	—	39,424

Total	$39,424	$1,000,175	—	$1,039,599

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	59

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)	BlackRock Alternative Capital Strategies Fund	BlackRock Emerging Markets Equity Strategies Fund	BlackRock Short-Term Inflation- Protected Securities Index Fund

Assets
Investments at value — unaffiliated[1]	$34,592,049	$5,529,773	$1,000,175
Investments at value — affiliated[2]	2,054,365	473,829	39,424
Cash	2,001	—	—
Foreign currency at value[3]	171,464	8,859	—
Cash pledged:		—	—
Futures contracts	126,683	—	—
Collateral for OTC derivatives	270,000	—	—
Centrally cleared swaps	15,000	—	—
Receivables:
TBA sale commitments	2,203,319	—	—
Investments sold	—	188,427	—
From the Manager	41	50,468	35,723
Interest	172,583	—	3,938
Dividends — unaffiliated	2,686	27,181	—
Dividends — affiliated	672	53	5
Capital shares sold	22,343	—	—
Variation margin on futures	9,861	—	—
Variation margin on centrally cleared swaps	1,175	—	—
Swap	31	51,537	—
Unrealized appreciation:
OTC swaps	933,953	14,614	—
Forward foreign currency exchange contracts	160,922	—	—
Deferred offering costs	—	118,666	80,154
Prepaid expenses	27,927	4,948	3,519

Total assets	40,767,075	6,468,355	1,162,938

Liabilities
TBA sale commitments at value[4]	2,212,822	—	—
Cash received as collateral for OTC derivatives	510,000
Payables:
Investments purchased	9,554,882	230,530	14,719
Income dividends	—	—	4,454
Capital shares redeemed	20,000	—	—
Offering costs	—	155,598	105,077
Investment advisory fees	6,034	—	—
Administration fees	963	6	—
Service and distribution fees	444	56	10
Officers and Trustees fees	809	—	—
Professional fees	—	—	—
Variation margin on futures	3,499	—	—
Swap	—	38,472	—
Other accrued expenses	49,793	53,599	24,095
Unrealized depreciation:
Forward foreign currency exchange contracts	172,689	—	—
Swaps	—	18,362	—

Total liabilities	12,531,935	496,623	148,355

Net Assets	$28,235,140	$5,971,732	$1,014,583

Net Assets Consist of
Paid-in capital	$27,980,637	$5,196,644	$1,000,000
Undistributed net investment income	130,668	87,607	—
Accumulated net realized gain (loss)	(1,284,313)	375,786	497
Net unrealized appreciation (depreciation)	1,408,148	311,695	14,086

Net Assets	$28,235,140	$5,971,732	$1,014,583

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JUNE 30, 2016

Statements of Assets and Liabilities (concluded)

June 30, 2016 (Unaudited)	BlackRock Alternative Capital Strategies Fund	BlackRock Emerging Markets Equity Strategies Fund	BlackRock Short-Term Inflation- Protected Securities Index Fund

Institutional:
Net assets	$26,312,606	$259,930	$50,729

Shares outstanding[5]	2,619,859	22,524	5,000

Net asset value	$10.04	$11.54	$10.15

Investor A:
Net assets	$1,687,623	$57,640	$50,729

Shares outstanding[5]	168,165	5,000	5,000

Net asset value	$10.04	$11.53	$10.15

Investor C:
Net assets	$234,911	$57,496	—

Shares outstanding[5]	23,503	5,000	—

Net asset value	$9.99	$11.50	—

Class K:
Net assets	—	$5,596,666	$913,125

Shares outstanding[5]	—	485,000	90,000

Net asset value	—	$11.54	$10.15

[1] Investments at cost- unaffiliated	$34,160,090	$5,214,656	$986,089
[2] Investments at cost- affiliated	$2,054,365	$473,829	$39,424
[3] Foreign currency at cost	$176,121	$8,859	—
[4] Proceeds from TBA sale commitments	$2,203,319	—	—

[5] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	61

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)	BlackRock Alternative Capital Strategies Fund	BlackRock Emerging Markets Equity Strategies Fund[1]	BlackRock Short-Term Inflation- Protected Securities Index Fund[2],3

Investment Income
Interest	$362,587	—	$9,586
Dividends — unaffiliated	21,373	$117,502	—
Dividends — affiliated	7,060	181	3
Tax withholding	—	(5,925)	—

Total income	391,020	111,758	9,589

Expenses
Investment advisory	125,272	19,107	38
Professional	47,041	34,892	15,930
Accounting services	9,790	10,004	—
Administration	5,604	812	—
Administration — class specific	2,637	382	—
Service and distribution — class specific	1,932	234	47
Transfer agent — class specific	281	177	59
Custodian	6,314	2,440	4,185
Organization and offering	33,577	74,333	61,842
Officer and Trustees	4,202	3,294	3,240
Printing	8,531	6,954	4,050
Registration	12,329	1,411	876
Miscellaneous	6,589	6,222	3,647

Total expenses excluding excise tax expense	264,099	160,262	93,914
Tax expense	2,687	—	—

Total expenses	266,786	160,262	93,914
Less:
Fees waived by the Manager	(95,959)	(19,107)	(38)
Administration fees waived	(3,089)	(812)	—
Administration fees waived — class specific	(2,633)	(363)	—
Transfer agent fees waived — class specific	(277)	(162)	(40)
Fees reimbursed by the Manager	(1,963)	(115,667)	(93,544)

Total expenses after fees waived and/or reimbursed	162,865	24,151	292

Net investment income	228,155	87,607	9,297

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(100,904)	387,174	497
Futures contracts	(123,414)	—	—
Foreign currency transactions	(42,109)	(16,216)	—
Options written	3,740	—	—
Swaps	(317,508)	4,828	—

	(580,195)	375,786	497

Net change in unrealized appreciation (depreciation) from:
Investments — unaffiliated	886,782	315,117	14,086
Futures contracts	91,632	—	—
Foreign currency translations	(15,543)	326	—
Swaps	915,935	(3,748)	—

	1,878,806	311,695	14,086

Total realized and unrealized gain (loss)	1,298,611	687,481	14,583

Net Increase in Net Assets Resulting from Operations	$1,526,766	$775,088	$23,880

[1] For the period February 29, 2016 (commencement of operations) to June 30, 2016.
[2] For the period February 16, 2016 (commencement of operations) to June 30, 2016.
[3] Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JUNE 30, 2016

Statements of Changes in Net Assets

	BlackRock Alternative Capital Strategies Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Period May 19, 2015[1] to December 31 2015

Operations
Net investment income	$228,155	$271,192
Net realized loss	(580,195)	(690,977)
Net change in unrealized appreciation (depreciation)	1,878,806	(470,658)

Net increase (decrease) in net assets resulting from operations	1,526,766	(890,443)

Distributions to Shareholders From[2]
Net investment income:
Institutional	(161,692)	(293,752)
Investor A	(7,585)	(2,726)
Investor C	(725)	(524)

Decrease in net assets resulting from distributions to shareholders	(170,002)	(297,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,652,637	25,413,184

Net Assets
Total increase in net assets	4,009,401	24,225,739
Beginning of period	24,225,739	—

End of period	$28,235,140	$24,225,739

Undistributed net investment income, end of period	$130,668	$72,515

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	63

Statement of Changes in Net Assets

BlackRock Emerging Market Equity Strategies Fund
Period February 29, 2016[1] to June 30, 2016
Increase (Decrease) in Net Assets:	(Unaudited)

Operations
Net investment income	$87,607
Net realized gain	375,786
Net change in unrealized appreciation (depreciation)	311,695

Net increase in net assets resulting from operations	775,088

Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,196,644

Net Assets
Total increase in net assets	5,971,732
Beginning of period	—

End of period	$5,971,732

Undistributed net investment income, end of period	$87,607

[1]	Commencement of operations.

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JUNE 30, 2016

Statement of Changes in Net Assets

BlackRock Short-Term Inflation-Protected Securities Index Fund
Period February 16, 2016[1] to June 30, 2016
Increase (Decrease) in Net Assets:	(Unaudited)

Operations
Net investment income	$9,297
Net realized gain	497
Net change in unrealized appreciation (depreciation)	14,086

Net increase in net assets resulting from operations	23,880

Distributions to Shareholders[2]
From net investment income
Institutional	(459)
Investor A	(410)
Class K	(8,428)

Decrease in net assets resulting from distributions to shareholders	(9,297)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,000,000

Net Assets
Total increase in net assets	1,014,583
Beginning of period	—

End of period	$1,014,583

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	65

Financial Highlights	BlackRock Alternative Capital Strategies Fund

	Institutional
	Six Months Ended June 30, 2016 (Unaudited)		Period May 19, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.00

Net investment income[2]	0.09		0.11
Net realized and unrealized gain (loss)	0.48		(0.46)

Net increase (decrease) from investment operations	0.57		(0.35)

Distributions from net investment income[3]	(0.06)		(0.12)

Net asset value, end of period	$10.04		$9.53

Total Return[4]
Based on net asset value	6.01%	[5]	(3.53)%[5]

Ratios to Average Net Assets
Total expenses	1.88%	[6,7,8]	2.05%	[7,9,10]

Total expenses after fees waived and/or reimbursed	1.22%	[6,7]	1.20%	[7,9]

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.20%	[6,7]	1.20%	[7,9]

Net investment income	1.74%	[6,7]	1.79%	[7,9]

Supplemental Data
Net assets, end of period (000)	$26,313		$23,844

Portfolio turnover rate[11,12]	403%		440%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.00%.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.44%.

[11]	Excludes investments underlying the total return swaps.

[12]	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Period May 19, 2015[1] to December 31, 2015
Portfolio turnover rate (excluding MDRs)	390%	437%

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JUNE 30, 2016

Financial Highlights (continued)	BlackRock Alternative Capital Strategies Fund

	Investor A
	Six Months Ended June 30, 2016 (Unaudited)		Period May 19, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.00

Net investment income[2]	0.07		0.11
Net realized and unrealized gain (loss)	0.50		(0.48)

Net increase (decrease) from investment operations	0.57		(0.37)

Distributions from net investment income[3]	(0.06)		(0.10)

Net asset value, end of period	$10.04		$9.53

Total Return[4]
Based on net asset value	5.98%	[5]	(3.66)%[5]

Ratios to Average Net Assets
Total expenses	2.19%	[6,7,8]	2.42%	[7,9,10]

Total expenses after fees waived and/or reimbursed	1.46%	[6,7]	1.45%	[7,9]

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.45%	[6,7]	1.45%	[7,9]

Net investment income	1.42%	[6,7]	1.76%	[7,9]

Supplemental Data
Net assets, end of period (000)	$1,688		$311

Portfolio turnover rate[11,12]	403%		440%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.29%.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.81%.

[11]	Excludes investments underlying the total return swaps.

[12]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Period May 19, 2015[1] to December 31, 2015
Portfolio turnover rate (excluding MDRs)	390%	437%

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	67

Financial Highlights (concluded)	BlackRock Alternative Capital Strategies Fund

	Investor C
	Six Months Ended June 30, 2016 (Unaudited)		Period May 19, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.51		$10.00

Net investment income[2]	0.03		0.05
Net realized and unrealized gain (loss)	0.49		(0.47)

Net increase (decrease) from investment operations	0.52		(0.42)

Distributions from net investment income[3]	(0.04)		(0.07)

Net asset value, end of period	$9.99		$9.51

Total Return[4]
Based on net asset value	5.49%	[5]	(4.19)%[5]

Ratios to Average Net Assets
Total expenses	3.01%	[6,7,8]	3.31%	[7,9,10]

Total expenses after fees waived and/or reimbursed	2.24%	[6,7]	2.20%	[7,9]

Total expenses after fees waived and/or reimbursed and excluding excise tax	2.20%	[6,7]	2.20%	[7,9]

Net investment income	0.62%	[6,7]	0.89%	[7,9]

Supplemental Data
Net assets, end of period (000)	$235		$71

Portfolio turnover rate[11,12]	403%		440%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.12%.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.

[11]	Excludes investments underlying the total return swaps.

[12]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2016 (Unaudited)	Period May 19, 2015[1] to December 31, 2015
Portfolio turnover rate (excluding MDRs)	390%	437%

See Notes to Financial Statements.

68	BLACKROCK FUNDS	JUNE 30, 2016

Financial Highlights	BlackRock Emerging Markets Equity Strategies Fund

	Period February 29, 2016[1] to June 30, 2016 (Unaudited)
	Institutional		Investor A		Investor C		Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Net investment income[2]	0.22		0.16		0.13		0.17
Net realized and unrealized gain	1.32		1.37		1.37		1.37

Net increase from investment operations	1.54		1.53		1.50		1.54

Net asset value, end of period	$11.54		$11.53		$11.50		$11.54

Total Return[3]
Based on net asset value	15.40%	[4]	15.30%	[4]	15.00%	[4]	15.40%	[4]

Ratios to Average Net Assets[5]
Total expenses[6,7]	4.50%		4.97%		5.72%		4.70%

Total expenses after fees waived and/or reimbursed[6]	1.28%		1.55%		2.30%		1.25%

Net investment income[6]	5.76%		4.26%		3.51%		4.56%

Supplemental Data
Net assets, end of period (000)	$260		$58		$57		$5,597

Portfolio turnover rate	62%		62%		62%		62%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.79%, 8.66%, 9.42% and 8.39%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JUNE 30, 2016	69

Financial Highlights	BlackRock Short-Term Inflation-Protected Securities Index Fund

	Period February 16, 2016[1] to June 30, 2016 (Unaudited)
	Institutional		Investor A		Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00

Net investment income[2]	0.09		0.08		0.09
Net realized and unrealized gain	0.15		0.15		0.15

Net increase from investment operations	0.24		0.23		0.24

Distributions from net investment income	(0.09)		(0.08)		(0.09)

Net asset value, end of period	$10.15		$10.15		$10.15

Total Return[3]
Based on net asset value	2.42%	[4]	2.32%	[4]	2.44%	[4]

Ratios to Average Net Assets[5]
Total expenses[6,7]	12.39%		12.66%		12.32%

Total expenses after fees waived and/or reimbursed[6]	0.11%		0.36%		0.06%

Net investment income[6]	2.46%		2.21%		2.51%

Supplemental Data
Net assets, end of period (000)	$51		$51		$913

Portfolio turnover rate	1%		1%		1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 25.24%, 25.51% and 25.17%, respectively.

See Notes to Financial Statements.

70	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Alternative Capital Strategies Fund	Alternative Capital Strategies	Diversified
BlackRock Emerging Markets Equity Strategies Fund	Emerging Markets Equity Strategies	Diversified
BlackRock Short-Term Inflation-Protected Securities Index Fund	Short-Term Inflation-Protected	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Name	Initial Sales Charge		CDSC		Conversion Privilege
Institutional and Class K Shares	No		No		None
Investor A Shares	Yes	[2]	No	[1,2]	None
Investor C Shares	No		Yes		None

[1]	Investor A shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
[2]	Not applicable for Short-Term Inflation-Protected.

The Trust, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where each Fund enters into certain investments (e.g., TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, each Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, each Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK FUNDS	JUNE 30, 2016	71

Notes to Financial Statements (continued)

Distributions: Distributions paid by a Fund are recorded on the ex-dividend date. For Alternative Capital Strategies, distributions from net investment income are declared quarterly and paid quarterly. Emerging Markets Equity Strategies will distribute net investment income, if any, at least annually. For Short-Term Inflation-Protected distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed Emerging Markets Equity Strategies and Short-Term Inflation-Protected $15,000 each, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to a Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

72	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (continued)

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the

BLACKROCK FUNDS	JUNE 30, 2016	73

Notes to Financial Statements (continued)

maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a Fund mitigate their counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, a Fund is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

74	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (continued)

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds are not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risk (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When a Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

BLACKROCK FUNDS	JUNE 30, 2016	75

Notes to Financial Statements (continued)

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Certain Funds enter into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty and its hedge. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk (interest rate risk).

76	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (continued)

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services and, with respect to Short-Term Inflation-Protected, administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

Alternative Capital Strategies

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.95%
$1 Billion — $3 Billion	0.89%
$3 Billion — $5 Billion	0.86%
$5 Billion — $10 Billion	0.83%
Greater than $10 Billion	0.81%

BLACKROCK FUNDS	JUNE 30, 2016	77

Notes to Financial Statements (continued)

Emerging Markets Equity Strategies

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion	0.85%

Short-Term Inflation-Protected pays the Manager a monthly fee at an annual rate of .01% of the Fund’s average daily net assets.

The Manager, with respect to Alternative Capital Strategies and Emerging Markets Equity Strategies entered into separate sub-advisory agreements with BlackRock International Limited, an affiliate of the Manager. The Manager pays BIL for services it provides a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the period ended June 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees
	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$1,113	$819	N/A	$1,932
Emerging Markets Equity Strategies	$47	$187	—	$234
Short-Term Inflation-Protected	$47	N/A	—	$47

Administration

The Trust, on behalf of Alternative Capital Strategies and Emerging Markets Equity Strategies, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fees, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, for Alternative Capital Strategies and Emerging Markets Equity Strategies, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the period ended June 30, 2016, the following table shows the class specific administration fees borne directly by each class of each Fund:

Administration Fees
	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$2,531	$90	$16	N/A	$2,637
Emerging Markets Equity Strategies	$11	$4	$4	$363	$382

78	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (continued)

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class, which are shown as administration fees waived and administration fees waived — class specific in the Statements of Operations.

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the period ended June 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$57	$132	$92	N/A	$281
Emerging Markets Equity Strategies	$5	$5	$5	$162	$177
Short-Term Inflation-Protected	$14	$17	N/A	$28	$59

Expense Limitations, Waivers and Recoupments

The Manager, with respect to each Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K
Alternative Capital Strategies	1.20%	1.45%	2.20%	N/A
Emerging Markets Equity Strategies	1.30%	1.55%	2.30%	1.25%
Short-Term Inflation-Protected	0.11%	0.36%	N/A	0.06%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to May 1, 2017 for Alternative Capital Strategies and Short-Term Inflation-Protected and May 1, 2018 for Emerging Markets Equity Strategies unless approved by the Board, including a majority of the non-interested trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived administration fees reimbursed — class specific, transfer agent fees waived — class specific and fees reimbursed by Manager, respectively, in the Statements of Operations. For the period ended June 30, 2016, the amounts included in fees waived by the Manager are as follows:

Alternative Capital Strategies	$99,698
Emerging Markets Equity Strategies	$135,550
Short-Term Inflation Protected Securities	$93,578

For the period ended June 30, 2016, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived — Class Specific

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$2,531	$86	$16	N/A	$2,633
Emerging Markets Equity Strategies	—	—	—	$363	$363

Transfer Agent Fees Waived and/or Reimbursed — Class Specific

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$57	$129	$91	N/A	$277
Emerging Markets Equity Strategies	—	—	—	$162	$162
Short-Term Inflation-Protected	$5	$7	N/A	$28	$40

The Manager, with respect to the Funds, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the period ended June 30, 2016, the amounts waived were as follows:

Alternative Capital Strategies	$1,313
Emerging Markets Equity Strategies	$36
Short-Term Inflation-Protected Securities	$4

BLACKROCK FUNDS	JUNE 30, 2016	79

Notes to Financial Statements (continued)

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.
•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On June 30, 2016, the Funds’ fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	December 31, 2018			December 31, 2017
	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation- Protected Securities	Alternative Capital Strategies
Fund Level	$99,698	$120,550	$78,578	$172,035
Institutional	$2,588	—	$5	$3,216
Investor A	$215	—	$7	$75
Investor C	$107	—	N/A	$94
Class K	N/A	$525	$27	N/A

Total	$102,608	$121,075	$78,617	$175,420

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the period ended June 30, 2016, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and were as follows:

Purchases
	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation- Protected Securities
Non-U.S. Government Securities	$126,644,911	$8,161,651	—
U.S. Government Securities	—	—	$911,031

Total Purchases	$126,644,911	$8,161,151	$911,031

Sales
	Alternative Capital Strategies		Emerging Markets Equity Strategies	Short-Term Inflation- Protected Securities
Non-U.S. Government Securities	$124,660,488	*	$3,331,169	—
U.S. Government Securities	397,999		—	$10,637

Total Purchases	$125,058,487		$3,331,169	$10,637

*	Includes paydowns

For the six months ended June 30, 2016, purchases and sales related to mortgage dollar rolls were as follows:

Alternative Capital Strategies
Purchases	$4,010,647
Sales	$4,011,750

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

80	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Alternative Capital Strategies’ U.S. federal tax returns generally remains open for the period ended December 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2015, Alternative Capital Strategies had a capital loss carryforward, with no expiration date, available to offset future realized capital gains of $216,874.

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Tax cost	$36,565,632	$5,688,485	$1,025,513

Gross unrealized appreciation	$608,284	456,543	14,155
Gross unrealized depreciation	(527,502)	(141,426)	(69)

Net unrealized appreciation	$80,782	$315,117	$14,086

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended June 30, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Alternative Capital Strategies and Short-Term Inflation-Protected may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK FUNDS	JUNE 30, 2016	81

Notes to Financial Statements (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk:

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invests a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2016		Period May 19, 2015[1] to December 31, 1015
Alternative Capital Strategies	Shares	Amount	Shares	Amount
Institutional
Shares sold	116,930	$1,147,569	2,508,593	$25,085,050
Shares issued to shareholders in reinvestment of distributions	713	7,071	1,376	13,559
Shares redeemed	(222)	(2,201)	(7,531)	(72,604)

Net increase	117,421	$1,152,439	2,502,438	$25,026,005

Investor A
Shares sold	144,274	$1,429,244	37,824	$364,902
Shares issued to shareholders in reinvestment of distributions	754	7,466	266	2,523
Shares redeemed	(9,465)	(93,854)	(5,488)	(53,254)

Net increase	135,563	$1,342,856	32,602	$314,171

Investor C
Shares sold	32,239	$315,859	9,420	$92,626
Shares issued to shareholders in reinvestment of distributions	65	641	40	383
Shares redeemed	(16,230)	(159,158)	(2,031)	(20,001)

Net increase	16,074	$157,342	7,429	$73,008

Total Net Increase	269,058	$2,652,637	2,542,469	$25,413,184

82	BLACKROCK FUNDS	JUNE 30, 2016

Notes to Financial Statements (continued)

	Period February 29, 2016[1] to June 30, 1016
Emerging Markets Equity Strategies	Shares	Amount
Institutional
Shares sold	22,524	$246,644
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	22,524	$246,644

Investor A
Shares sold	5,000	$50,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	5,000	$50,000

Investor C
Shares sold	5,000	$50,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	5,000	$50,000

Class K
Shares sold	485,000	$4,850,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	485,000	$4,850,000

Total Net Increase	517,524	$5,196,644

	Period February 16, 2016[1] to June 30, 1016
Short-Term Inflation Protected Securities	Shares	Amount
Institutional
Shares sold	5,000	$50,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	5,000	$50,000

Investor A
Shares sold	5,000	$50,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	5,000	$50,000

Class K
Shares sold	90,000	$900,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	90,000	$900,000

Total Net Increase	100,000	$1,000,000

[1]	Commencement of operations.

BLACKROCK FUNDS	JUNE 30, 2016	83

Notes to Financial Statements (concluded)

At June 30, 2016, the following shares of the Funds were owned by affiliates:

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	2,497,309	2,000	2,000	N/A	2,501,309
Emerging Markets Equity Strategies	5,000	5,000	5,000	485,000	500,000
Short-Term Inflation-Protected	5,000	5,000	N/A	90,000	100,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

84	BLACKROCK FUNDS	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Alternative Capital Strategies Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; and (f) a summary of aggregate amounts paid by the Fund to BlackRock.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	JUNE 30, 2016	85

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2017. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category and certain performance metrics. With respect to the Fund, which pursues an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the Fund’s performance. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can

86	BLACKROCK FUNDS	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the since-inception period reported, the Fund ranked in the second quartile against its Broadridge Performance Universe.

In light of the Fund’s outcome oriented objective, BlackRock believes that other performance metrics may be more appropriate than the Broadridge Performance Universe, and the Board was provided with a comparison of Fund performance relative to certain of these other metrics. Under these other metrics, for the Fund’s since-inception period, the Fund underperformed its total return target. The total return target is designed to be based on a three- to five-year time horizon, but in this case is being viewed over a shorter time horizon. The overall risk of the Fund, as measured by the standard deviation of returns, was within its target range, for the period.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

BLACKROCK FUNDS	JUNE 30, 2016	87

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

88	BLACKROCK FUNDS	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on November 18-20, 2015 (the “November 2015 Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Short-Term Inflation Protected Securities Index Fund Agreement”) with BlackRock Advisors, LLC (the “Manager”) on behalf of BlackRock Short-Term Inflation Protected Securities Index Fund (“Short-Term Inflation Protected Securities Index Fund”), a portfolio of the Trust.

The Board also met in person on February 18-19, 2016 (the “February 2016 Meeting,” and together with the November 2015 Meeting, the “Meetings”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Emerging Markets Equity Strategies Fund Advisory Agreement”) with the Manager on behalf of BlackRock Emerging Markets Equity Strategies Fund (“Emerging Markets Equity Strategies Fund”), a portfolio of the Trust. The Board also considered the approval of the proposed sub-advisory agreement (the “Emerging Markets Equity Strategies Fund Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Emerging Markets Equity Strategies Fund.

Short-Term Inflation Protected Securities Index Fund and Emerging Markets Equity Strategies Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Short-Term Inflation Protected Index Fund Agreement, the Emerging Markets Equity Strategies Fund Advisory Agreement and the Emerging Markets Equity Strategies Fund Sub-Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” Each of the Short-Term Inflation Protected Index Fund Agreement and the Emerging Markets Equity Strategies Fund Advisory Agreement was the same investment advisory agreement that had previously been approved by the Board with respect to certain other portfolios of the Trust. The Emerging Markets Equity Strategies Fund Sub-Advisory Agreement was substantially the same as sub-advisory agreements previously approved with respect to certain other portfolios of the Trust. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” Each of the Funds commenced operations in February 2016.

Activities and Composition of the Board

On the date of each Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of each Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At each Meeting, the Board reviewed materials relating to its consideration of the pertinent Agreement(s). The Board considered all factors it believed relevant with respect to the Trust and the applicable Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Fund; (f) possible alternatives to the proposed Agreement(s); (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the pertinent Agreement(s). The Board received materials in advance of each Meeting relating to its consideration of the pertinent Agreement(s), including, with respect to the applicable Fund, fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)1. The Board also received (a) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	JUNE 30, 2016	89

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the pertinent Fund under the applicable Agreement(s) relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the pertinent Agreement(s).

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board noted that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: With respect to each Meeting, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because each Fund was newly organized and had not yet commenced operations as of the date of the relevant Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In connection with the initial approval of each Agreement, the Board, including the Independent Board Members, reviewed the pertinent Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

90	BLACKROCK FUNDS	JUNE 30, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that Short-Term Inflation Protected Securities Index Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and the estimated total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Emerging Markets Equity Strategies Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and the estimated total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate down as the size of the Fund increases above certain contractually specified levels.

The Board also noted that, with respect to each Fund, BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, as pertinent, the Board, including the independent Board Members, concluded that, with respect to each Fund, the fees to be paid pursuant to the applicable Agreement(s) were fair and reasonable in light of the services provided.

As each Fund had not commenced operations as of the date of the relevant Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the pertinent Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Funds were consistent with those generally available to other mutual fund sponsors.

Conclusion

All the Board Members present at the pertinent Meeting, including all the Independent Board Members present, approved (a) at the November 2015 Meeting, the Short-Term Inflation Protected Securities Index Fund Agreement between the Manager and the Trust on behalf of Short-Term Inflation Protected Securities Index Fund, for a two-year term beginning on the effective date of the Agreement and (b) at the February 2016 Meeting, the Emerging Markets Equity Strategies Fund Advisory Agreement between the Manager and the Trust on behalf of Emerging Markets Equity Strategies Fund and the Emerging Markets Equity Strategies Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor, each for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of each Agreement were fair and reasonable and in the best interest of the pertinent Fund and its shareholders. In arriving at its decisions to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS	JUNE 30, 2016	91

Officers and Directors

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Barbara G. Novick, Trustee

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Sub-Advisor BlackRock International Limited[1] Edinburgh, EH3 8BL United Kingdom	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Distributor BlackRock Investments, LLC New York, NY 10022	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809 Independent Registered Public Accounting Firm PriceWaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

[1]	For BlackRock Alternative Capital Strategies Fund and BlackRock Emerging Markets Equity Strategies Fund.

92	BLACKROCK FUNDS	JUNE 30, 2016

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	3,327,629,620	22,971,395
Susan J. Carter	3,329,237,692	21,363,323
Collette Chilton	3,329,179,365	21,421,650
Neil A. Cotty	3,328,526,288	22,074,727
Matina S. Horner	3,326,965,973	23,635,042
Rodney D. Johnson	3,327,844,311	22,756,704
Cynthia A. Montgomery	3,328,882,847	21,718,168
Joseph P. Platt	3,327,563,553	23,037,462
Robert C. Robb, Jr.	3,327,822,475	22,778,540
Mark Stalnecker	3,327,691,900	22,909,115
Kenneth L. Urish	3,324,875,151	25,725,864
Claire A. Walton	3,329,000,010	21,601,005
Frederick W. Winter	3,327,879,107	22,721,908
Barbara G. Novick	3,327,607,976	22,993,039
John M. Perlowski	3,326,473,221	24,127,794

*	Denotes Trust-wide proposal and voting results.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS	JUNE 30, 2016	93

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

94	BLACKROCK FUNDS	JUNE 30, 2016

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

STRAT-6/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: September 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: September 2, 2016

3